UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of May 31, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2018.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount($000)	Value($000)
CORPORATE BONDS — 24.9%
Aerospace & Defense — 0.4%
Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	557	541
Airbus SE (France) 3.95%, 4/10/2047 (a)	150	147
BAE Systems Holdings, Inc. (United Kingdom)
6.38%, 6/1/2019 (a)	400	413
3.80%, 10/7/2024 (a)	900	899
BAE Systems plc (United Kingdom) 5.80%, 10/11/2041 (a)	676	784
Harris Corp. 3.83%, 4/27/2025	850	842
Lockheed Martin Corp.
3.10%, 1/15/2023	131	129
4.07%, 12/15/2042	600	584
Northrop Grumman Corp. 3.25%, 1/15/2028	200	189
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	300	401
Precision Castparts Corp. 3.25%, 6/15/2025	1,350	1,321
Rockwell Collins, Inc.
3.20%, 3/15/2024	350	338
4.35%, 4/15/2047	199	192
Textron, Inc. 3.65%, 3/15/2027	370	354
United Technologies Corp.
4.50%, 6/1/2042	914	898
4.15%, 5/15/2045	543	507

		8,539

Air Freight & Logistics — 0.0% (b)
FedEx Corp.
3.90%, 2/1/2035	318	302
4.10%, 4/15/2043	239	222

		524

Airlines — 0.0% (b)
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024	164	165

Automobiles — 0.3%
Daimler Finance North America LLC (Germany)
2.38%, 8/1/2018 (a)	981	981
2.25%, 3/2/2020 (a)	305	301
Ford Motor Co. 7.45%, 7/16/2031	1,500	1,771
General Motors Co. 6.60%, 4/1/2036	2,286	2,542
Hyundai Capital America
2.40%, 10/30/2018 (a)	526	525
3.00%, 3/18/2021 (a)	1,000	982

		7,102

Banks — 4.5%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	1,216	1,217
ANZ New Zealand Int’l Ltd. (New Zealand)
2.60%, 9/23/2019 (a)	750	748
2.85%, 8/6/2020 (a)	402	399
Australia & New Zealand Banking Group Ltd. (Australia)
4.88%, 1/12/2021 (a)	228	237
4.40%, 5/19/2026 (a)	263	261
Banco Santander SA (Spain)
3.13%, 2/23/2023	400	381
4.38%, 4/12/2028	400	385
Bank of America Corp.
Series L, 2.65%, 4/1/2019	760	760
Series L, 2.25%, 4/21/2020	799	788
2.50%, 10/21/2022	1,052	1,008
3.30%, 1/11/2023	885	877
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (c)	588	580
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (c)	1,855	1,809
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (c)	1,747	1,696
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	547	542
4.00%, 1/22/2025	700	692
Series L, 3.95%, 4/21/2025	921	905
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (c)	526	501
4.45%, 3/3/2026	542	547
4.25%, 10/22/2026	851	850
3.25%, 10/21/2027	1,189	1,111
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	1,700	1,639
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	5,475	5,162
Bank of Montreal (Canada) 2.10%, 12/12/2019	3,000	2,968
Barclays plc (United Kingdom)
3.68%, 1/10/2023	1,427	1,399
3.65%, 3/16/2025	1,808	1,699
4.38%, 1/12/2026	400	389
BB&T Corp. 5.25%, 11/1/2019	740	764
BNP Paribas SA (France)
3.50%, 3/1/2023 (a)	290	285
3.38%, 1/9/2025 (a)	425	403
(USD Swap Semi 5 Year + 1.48%), 4.38%, 3/1/2033 (a) (c)	250	237
BNZ International Funding Ltd. (New Zealand)
2.10%, 9/14/2021 (a)	450	432
2.65%, 11/3/2022 (a)	632	606

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
CORPORATE BONDS — continued
Banks — continued
Canadian Imperial Bank of Commerce (Canada) 2.25%, 7/21/2020 (a)	952	938
Capital One Bank USA NA 3.38%, 2/15/2023	1,950	1,903
Capital One NA
2.35%, 8/17/2018	978	978
2.40%, 9/5/2019	850	844
Citigroup, Inc.
2.15%, 7/30/2018	1,096	1,096
2.05%, 12/7/2018	1,210	1,207
2.40%, 2/18/2020	500	495
2.70%, 3/30/2021	778	765
2.35%, 8/2/2021	115	112
3.88%, 3/26/2025	500	486
4.40%, 6/10/2025	569	570
5.50%, 9/13/2025	865	924
3.70%, 1/12/2026	1,900	1,847
3.40%, 5/1/2026	1,000	951
4.30%, 11/20/2026	1,200	1,184
6.63%, 1/15/2028	250	293
8.13%, 7/15/2039	223	320
5.88%, 1/30/2042	321	378
5.30%, 5/6/2044	106	112
4.75%, 5/18/2046	1,000	973
Citizens Bank NA 3.70%, 3/29/2023	720	723
Comerica, Inc. 3.80%, 7/22/2026	148	144
Commonwealth Bank of Australia (Australia)
3.45%, 3/16/2023 (a)	600	597
4.50%, 12/9/2025 (a)	832	827
3.90%, 3/16/2028 (a)	600	596
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	1,488	1,464
5.80%, 9/30/2110 (a)	500	583
Credit Agricole SA (France) 4.38%, 3/17/2025 (a)	1,250	1,221
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
2.75%, 3/26/2020	250	248
3.80%, 6/9/2023	800	794
3.75%, 3/26/2025	340	328
Discover Bank
3.10%, 6/4/2020	343	342
4.20%, 8/8/2023	887	896
4.25%, 3/13/2026	1,205	1,186
Fifth Third Bancorp 3.95%, 3/14/2028	500	496
Fifth Third Bank
2.38%, 4/25/2019	600	599
2.88%, 10/1/2021	340	336
HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (a)	575	596
HSBC Holdings plc (United Kingdom)
2.65%, 1/5/2022	2,212	2,146
4.00%, 3/30/2022	1,056	1,073
3.60%, 5/25/2023	1,054	1,049
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (c)	473	460
4.25%, 8/18/2025	939	926
3.90%, 5/25/2026	200	197
Huntington Bancshares, Inc. 3.15%, 3/14/2021	321	320
Huntington National Bank (The)
2.00%, 6/30/2018	250	250
2.88%, 8/20/2020	858	855
Intesa Sanpaolo SpA (Italy) 3.88%, 7/14/2027 (a)	859	753
KeyBank NA 3.18%, 5/22/2022	729	722
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (c)	612	585
4.58%, 12/10/2025	400	393
3.75%, 1/11/2027	181	171
4.38%, 3/22/2028	475	468
Mitsubishi UFJ Financial Group, Inc. (Japan) 2.95%, 3/1/2021	243	241
Mitsubishi UFJ Trust & Banking Corp. (Japan) 2.45%, 10/16/2019 (a)	800	794
Mizuho Bank Ltd. (Japan) 2.65%, 9/25/2019 (a)	623	620
Mizuho Financial Group, Inc. (Japan) 2.63%, 4/12/2021 (a)	742	726
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	270	266
National Australia Bank Ltd. (Australia) 2.50%, 1/12/2021	700	687
Nordea Bank AB (Sweden) 4.25%, 9/21/2022 (a)	945	968
PNC Bank NA 1.95%, 3/4/2019	490	488
PNC Financial Services Group, Inc. (The)
6.70%, 6/10/2019	298	310
4.38%, 8/11/2020	864	887
Regions Financial Corp. 3.20%, 2/8/2021	964	962
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	337	345
Royal Bank of Scotland Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	290	289

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
CORPORATE BONDS — continued
Banks — continued
Santander UK Group Holdings plc (United Kingdom)
3.13%, 1/8/2021	452	447
3.57%, 1/10/2023	200	195
4.75%, 9/15/2025 (a)	400	394
Societe Generale SA (France) 2.50%, 4/8/2021 (a)	850	830
SpareBank 1 Boligkreditt A/S (Norway) 1.75%, 11/15/2019 (a)	927	913
Stadshypotek AB (Sweden) 1.88%, 10/2/2019 (a)	1,148	1,135
Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024 (a)	700	722
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (c)	400	393
4.05%, 4/12/2026 (a)	769	746
(ICE LIBOR USD 3 Month + 1.97%), 4.87%, 3/15/2033 (a) (c)	200	194
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 10/18/2022	542	525
3.10%, 1/17/2023	689	676
2.63%, 7/14/2026	872	797
SunTrust Banks, Inc.
2.90%, 3/3/2021	253	251
4.00%, 5/1/2025	265	267
Toronto-Dominion Bank (The) (Canada)
2.25%, 11/5/2019	521	518
2.13%, 4/7/2021	115	112
1.80%, 7/13/2021	114	109
UBS Group Funding Switzerland AG (Switzerland) 3.49%, 5/23/2023 (a)	269	265
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (c)	200	192
4.13%, 9/24/2025 (a)	300	299
4.13%, 4/15/2026 (a)	963	954
US Bancorp 7.50%, 6/1/2026	1,277	1,565
US Bank NA 2.80%, 1/27/2025	896	853
Wells Fargo & Co.
3.50%, 3/8/2022	850	851
3.07%, 1/24/2023	500	487
4.48%, 1/16/2024	702	720
3.30%, 9/9/2024	1,000	967
3.00%, 2/19/2025	453	427
3.00%, 4/22/2026	540	504
4.10%, 6/3/2026	637	627
4.30%, 7/22/2027	541	535
5.61%, 1/15/2044	1,280	1,402
4.65%, 11/4/2044	920	890
Westpac Banking Corp. (Australia) 3.40%, 1/25/2028	690	664

		100,006

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. (Belgium)
3.30%, 2/1/2023	2,722	2,707
3.65%, 2/1/2026	2,633	2,585
4.70%, 2/1/2036	1,430	1,467
4.90%, 2/1/2046	1,135	1,178
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	400	395
4.75%, 4/15/2058	710	704
Coca-Cola Femsa SAB de CV (Mexico) 3.88%, 11/26/2023	250	249
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	255	302
Dr Pepper Snapple Group, Inc. 3.43%, 6/15/2027 (a)	250	233
Maple Escrow Subsidiary, Inc.
4.42%, 5/25/2025 (a)	149	150
4.99%, 5/25/2038 (a)	215	218
PepsiCo, Inc. 4.45%, 4/14/2046	534	564

		10,752

Biotechnology — 0.3%
AbbVie, Inc.
3.60%, 5/14/2025	813	792
4.50%, 5/14/2035	1,300	1,288
Amgen, Inc.
4.95%, 10/1/2041	500	517
4.66%, 6/15/2051	620	617
Baxalta, Inc.
3.60%, 6/23/2022	500	497
5.25%, 6/23/2045	167	175
Celgene Corp.
3.45%, 11/15/2027	250	232
5.70%, 10/15/2040	633	689
Gilead Sciences, Inc.
3.70%, 4/1/2024	189	190
3.50%, 2/1/2025	210	208
3.65%, 3/1/2026	632	625
4.60%, 9/1/2035	816	842

		6,672

Building Products — 0.2%
Johnson Controls International plc
4.25%, 3/1/2021	675	692
3.75%, 12/1/2021	591	598
5.25%, 12/1/2041	1,000	1,070
5.13%, 9/14/2045	223	238
4.95%, 7/2/2064 (d)	273	268
Masco Corp. 6.50%, 8/15/2032	600	681

		3,547

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
CORPORATE BONDS — continued
Capital Markets — 2.6%
Bank of New York Mellon Corp. (The)
4.60%, 1/15/2020	760	782
2.60%, 8/17/2020	909	902
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (c)	1,363	1,325
3.25%, 9/11/2024	700	687
2.80%, 5/4/2026	254	238
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	429	418
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	337	321
4.70%, 9/20/2047	427	413
Carlyle Promissory Note 4.35%, 7/15/2019 ‡	133	132
CME Group, Inc. 5.30%, 9/15/2043	285	339
Credit Suisse AG (Switzerland)
2.30%, 5/28/2019	728	725
3.63%, 9/9/2024	402	398
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023 (a)	729	718
4.28%, 1/9/2028 (a)	762	743
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	1,000	991
3.30%, 11/16/2022	1,000	951
4.50%, 4/1/2025	400	358
FMR LLC 6.45%, 11/15/2039 (a)	500	644
Goldman Sachs Group, Inc. (The)
5.38%, 3/15/2020	1,786	1,856
2.75%, 9/15/2020	506	501
2.35%, 11/15/2021	1,940	1,871
3.00%, 4/26/2022	1,200	1,178
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (c)	2,473	2,395
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (c)	493	476
3.50%, 1/23/2025	557	539
3.75%, 5/22/2025	1,984	1,940
4.25%, 10/21/2025	1,415	1,401
3.50%, 11/16/2026	469	445
3.85%, 1/26/2027	830	804
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	2,093	1,989
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (c)	1,000	986
6.75%, 10/1/2037	685	822
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	447	447
4.00%, 10/15/2023	884	905
Invesco Finance plc
4.00%, 1/30/2024	657	671
3.75%, 1/15/2026	390	389
Jefferies Group LLC
6.88%, 4/15/2021	880	954
6.45%, 6/8/2027	1,010	1,113
Macquarie Bank Ltd. (Australia)
2.60%, 6/24/2019 (a)	896	894
2.85%, 7/29/2020 (a)	1,000	991
4.00%, 7/29/2025 (a)	1,000	994
Macquarie Group Ltd. (Australia)
6.00%, 1/14/2020 (a)	1,200	1,249
6.25%, 1/14/2021 (a)	1,650	1,756
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (c)	700	648
Morgan Stanley
7.30%, 5/13/2019	970	1,010
5.63%, 9/23/2019	1,265	1,310
2.65%, 1/27/2020	500	497
5.50%, 7/24/2020	475	498
5.75%, 1/25/2021	906	962
2.50%, 4/21/2021	1,064	1,041
5.50%, 7/28/2021	559	594
3.75%, 2/25/2023	2,365	2,373
4.10%, 5/22/2023	1,550	1,572
3.70%, 10/23/2024	1,250	1,241
4.00%, 7/23/2025	2,873	2,883
5.00%, 11/24/2025	1,574	1,642
3.88%, 1/27/2026	946	935
4.35%, 9/8/2026	480	477
State Street Corp. 3.10%, 5/15/2023	369	365

		56,699

Chemicals — 0.3%
Albemarle Corp. 5.45%, 12/1/2044	150	159
Chevron Phillips Chemical Co. LLC 3.70%, 6/1/2028 (a)	600	596
Dow Chemical Co. (The) 4.25%, 10/1/2034	375	365
Ecolab, Inc.
3.25%, 12/1/2027	302	291
5.50%, 12/8/2041	21	25
Monsanto Co. 4.70%, 7/15/2064	208	190
Mosaic Co. (The)
5.45%, 11/15/2033	861	877
4.88%, 11/15/2041	79	73
Nutrien Ltd. (Canada)
3.38%, 3/15/2025	490	466
3.00%, 4/1/2025	660	613
4.13%, 3/15/2035	525	493
Sherwin-Williams Co. (The) 3.13%, 6/1/2024	381	367
Union Carbide Corp.
7.50%, 6/1/2025	1,000	1,184
7.75%, 10/1/2096	850	1,069
Westlake Chemical Corp. 4.38%, 11/15/2047	237	222

		6,990

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
CORPORATE BONDS — continued
Commercial Services & Supplies — 0.0% (b)
Republic Services, Inc. 3.55%, 6/1/2022	614	618
2.90%, 7/1/2026	175	162

		780

Communications Equipment — 0.1%
Cisco Systems, Inc.
5.90%, 2/15/2039	755	951
5.50%, 1/15/2040	350	425

		1,376

Construction & Engineering — 0.0% (b)
Fluor Corp. 3.38%, 9/15/2021	789	791

Construction Materials — 0.1%
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (a)	417	411
5.13%, 5/18/2045 (a)	893	922
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	719

		2,052

Consumer Finance — 1.0%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/23/2023	390	378
3.50%, 1/15/2025	600	566
American Express Credit Corp.
1.88%, 11/5/2018	1,028	1,026
2.38%, 5/26/2020	1,455	1,437
2.25%, 5/5/2021	1,126	1,099
2.70%, 3/3/2022	715	701
Capital One Financial Corp.
3.75%, 4/24/2024	962	950
3.20%, 2/5/2025	1,069	1,008
4.20%, 10/29/2025	1,462	1,432
Ford Motor Credit Co. LLC
2.24%, 6/15/2018	991	990
3.34%, 3/28/2022	1,000	984
3.81%, 1/9/2024	1,085	1,061
4.13%, 8/4/2025	1,162	1,140
General Motors Financial Co., Inc.
3.45%, 4/10/2022	1,091	1,079
3.70%, 5/9/2023	1,230	1,215
3.95%, 4/13/2024	1,400	1,382
3.50%, 11/7/2024	640	612
4.00%, 1/15/2025	460	451
4.35%, 4/9/2025	540	537
4.30%, 7/13/2025	550	545
4.35%, 1/17/2027	875	858
John Deere Capital Corp.
3.15%, 10/15/2021	233	234
2.70%, 1/6/2023	819	800
2.80%, 3/6/2023	893	874
Synchrony Financial 4.25%, 8/15/2024	660	651

		22,010

Containers & Packaging — 0.1%
International Paper Co.
8.70%, 6/15/2038	470	670
7.30%, 11/15/2039	600	769
WestRock Co. 3.75%, 3/15/2025 (a)	400	395

		1,834

Diversified Consumer Services — 0.0% (b)
President & Fellows of Harvard College 3.30%, 7/15/2056	643	581

Diversified Financial Services — 0.8%
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025	573	550
4.42%, 11/15/2035	7,083	6,784
GTP Acquisition Partners I LLC
2.35%, 6/15/2020 (a)	1,236	1,213
3.48%, 6/16/2025 (a)	1,436	1,417
Hutchison Whampoa International 12 II Ltd. (Hong Kong) 3.25%, 11/8/2022 (a)	539	532
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 2.65%, 9/19/2022 (a)	606	581
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/1/2018	290	299
2.95%, 2/7/2024	306	298
Nationwide Building Society (United Kingdom) 4.00%, 9/14/2026 (a)	400	373
(ICE LIBOR USD 3 Month + 1.45%), 4.30%, 3/8/2029 (a) (c)	746	723
ORIX Corp. (Japan) 2.90%, 7/18/2022	553	538
Private Export Funding Corp. Series KK, 3.55%, 1/15/2024	681	701
Shell International Finance BV (Netherlands) 4.13%, 5/11/2035	2,069	2,104
Siemens Financieringsmaatschappij NV (Germany)
2.90%, 5/27/2022 (a)	634	625
3.13%, 3/16/2024 (a)	750	735
4.40%, 5/27/2045 (a)	513	537

		18,010

Diversified Telecommunication Services — 1.2%
AT&T, Inc.
3.95%, 1/15/2025	1,126	1,109
4.13%, 2/17/2026	821	811
4.30%, 2/15/2030 (a)	4,567	4,394
4.50%, 5/15/2035	525	495
6.00%, 8/15/2040	2,000	2,148
5.35%, 9/1/2040	860	870
4.30%, 12/15/2042	348	306
4.35%, 6/15/2045	462	401
5.15%, 11/15/2046 (a)	5,382	5,228

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
CORPORATE BONDS — continued
Diversified Telecommunication Services — continued
British Telecommunications plc (United Kingdom) 9.12%, 12/15/2030	150	213
Centel Capital Corp. 9.00%, 10/15/2019	600	641
Deutsche Telekom International Finance BV (Germany)
3.60%, 1/19/2027 (a)	175	168
4.88%, 3/6/2042 (a)	232	240
Qwest Corp. 6.75%, 12/1/2021	741	796
Telefonica Emisiones SAU (Spain)
5.13%, 4/27/2020	526	546
5.46%, 2/16/2021	316	333
4.10%, 3/8/2027	321	313
Verizon Communications, Inc.
3.50%, 11/1/2021	400	402
4.15%, 3/15/2024	938	956
3.38%, 2/15/2025	2,304	2,217
4.40%, 11/1/2034	1,895	1,814
4.27%, 1/15/2036	200	186
5.25%, 3/16/2037	457	474
4.81%, 3/15/2039	943	920
5.01%, 8/21/2054	566	540

		26,521

Electric Utilities — 1.5%
Alabama Power Co. 6.13%, 5/15/2038	239	300
Arizona Public Service Co.
2.20%, 1/15/2020	133	132
5.05%, 9/1/2041	467	523
Baltimore Gas & Electric Co.
2.80%, 8/15/2022	455	445
3.50%, 8/15/2046	376	337
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	1,234	1,181
Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021 (a)	831	842
Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	236	237
Duke Energy Carolinas LLC
6.00%, 1/15/2038	100	127
6.05%, 4/15/2038	155	195
4.25%, 12/15/2041	129	134
Duke Energy Florida LLC 6.40%, 6/15/2038	90	119
Duke Energy Indiana LLC 6.35%, 8/15/2038	1,320	1,715
Duke Energy Progress LLC
4.10%, 5/15/2042	273	278
4.10%, 3/15/2043	125	126
Edison International 4.13%, 3/15/2028	200	199
Electricite de France SA (France) 6.00%, 1/22/2114 (a)	1,300	1,350
Enel Finance International NV (Italy) 3.63%, 5/25/2027 (a)	740	676
Entergy Arkansas, Inc. 3.50%, 4/1/2026	175	173
Entergy Corp. 2.95%, 9/1/2026	336	308
Entergy Louisiana LLC 3.05%, 6/1/2031	629	582
Entergy Mississippi, Inc. 2.85%, 6/1/2028	559	516
FirstEnergy Corp. Series C, 4.85%, 7/15/2047	289	300
Florida Power & Light Co. 5.95%, 2/1/2038	350	447
Great Plains Energy, Inc. 4.85%, 6/1/2021	679	700
Hydro-Quebec (Canada) Series HY, 8.40%, 1/15/2022	1,000	1,163
8.05%, 7/7/2024	350	436
Indiana Michigan Power Co. 7.00%, 3/15/2019	100	103
ITC Holdings Corp. 2.70%, 11/15/2022 (a)	900	873
Jersey Central Power & Light Co. 7.35%, 2/1/2019	100	103
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	764	793
Kansas City Power & Light Co. 5.30%, 10/1/2041	1,400	1,566
Korea Southern Power Co. Ltd. (South Korea) 3.00%, 1/29/2021 (a)	228	226
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	315	317
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	131
5.38%, 9/15/2040	55	64
5.45%, 5/15/2041	305	361
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (a)	168	160
NextEra Energy Capital Holdings, Inc. 2.40%, 9/15/2019	371	369
Niagara Mohawk Power Corp.
4.88%, 8/15/2019 (a)	300	307
3.51%, 10/1/2024 (a)	493	494
Northern States Power Co. 6.25%, 6/1/2036	510	661
Oncor Electric Delivery Co. LLC
6.80%, 9/1/2018	840	849
7.00%, 9/1/2022	110	125
Pacific Gas & Electric Co.
3.50%, 6/15/2025	781	753
2.95%, 3/1/2026	492	451
6.05%, 3/1/2034	100	116
4.50%, 12/15/2041	390	369

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
CORPORATE BONDS — continued
Electric Utilities — continued
4.45%, 4/15/2042	217	211
4.60%, 6/15/2043	90	89
Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	150	141
Pepco Holdings LLC 7.45%, 8/15/2032	316	391
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,437
PPL Capital Funding, Inc. 3.40%, 6/1/2023	200	198
Progress Energy, Inc.
3.15%, 4/1/2022	673	665
7.00%, 10/30/2031	300	382
Public Service Co. of Colorado 3.55%, 6/15/2046	214	193
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/2037	2,490	3,202
Public Service Electric & Gas Co. 5.38%, 11/1/2039	317	372
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	400	398
Series 08-A, 5.95%, 2/1/2038	200	244
Southern Co. (The) 3.25%, 7/1/2026	357	336
Southwestern Public Service Co. 4.50%, 8/15/2041	200	212
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	368
Virginia Electric & Power Co. 3.45%, 2/15/2024	64	64
Xcel Energy, Inc.
3.30%, 6/1/2025	440	428
6.50%, 7/1/2036	178	230
4.80%, 9/15/2041	92	100

		32,393

Electrical Equipment — 0.0% (b)
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	292	289
Eaton Corp.
7.63%, 4/1/2024	300	353
4.00%, 11/2/2032	170	168

		810

Electronic Equipment, Instruments & Components — 0.0% (b)
Arrow Electronics, Inc.
4.50%, 3/1/2023	190	192
3.25%, 9/8/2024	219	206
3.88%, 1/12/2028	442	420

		818

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	300	324
Halliburton Co. 7.45%, 9/15/2039	1,000	1,357
Nabors Industries, Inc. 4.63%, 9/15/2021	200	196
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (a)	649	650
4.00%, 12/21/2025 (a)	200	200
Schlumberger Investment SA 3.30%, 9/14/2021 (a)	441	444

		3,171

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.
5.90%, 11/1/2021	100	107
3.50%, 1/31/2023	1,043	1,033
5.00%, 2/15/2024	974	1,018
3.38%, 10/15/2026	312	290
American Tower Trust #1 3.07%, 3/15/2023 (a)	750	739
AvalonBay Communities, Inc. 2.85%, 3/15/2023	700	681
Boston Properties LP
3.20%, 1/15/2025	532	508
3.65%, 2/1/2026	483	468
2.75%, 10/1/2026	360	324
Brixmor Operating Partnership LP 3.85%, 2/1/2025	400	388
Crown Castle International Corp. 4.00%, 3/1/2027	264	255
DDR Corp. 4.70%, 6/1/2027	330	333
Digital Realty Trust LP 3.70%, 8/15/2027	252	239
Duke Realty LP 3.25%, 6/30/2026	239	224
EPR Properties
4.50%, 6/1/2027	621	594
4.95%, 4/15/2028	305	296
Equity Commonwealth 5.88%, 9/15/2020	600	622
Government Properties Income Trust
3.75%, 8/15/2019	2,150	2,156
4.00%, 7/15/2022	784	779
HCP, Inc.
4.20%, 3/1/2024	230	231
3.88%, 8/15/2024	2,294	2,258
3.40%, 2/1/2025	265	251
Kimco Realty Corp. 3.80%, 4/1/2027	445	425
National Retail Properties, Inc. 4.00%, 11/15/2025	783	771
Realty Income Corp.
3.88%, 4/15/2025	485	479
4.65%, 3/15/2047	556	562
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	420	407
Select Income 3.60%, 2/1/2020	1,000	996
Senior Housing Properties Trust
3.25%, 5/1/2019	500	501
4.75%, 2/15/2028	400	387
Simon Property Group LP
3.75%, 2/1/2024	532	534
3.38%, 10/1/2024	868	849

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
CORPORATE BONDS — continued
Equity Real Estate Investment Trusts (REITs) — continued
UDR, Inc. 2.95%, 9/1/2026	382	351
Ventas Realty LP
3.75%, 5/1/2024	593	586
3.50%, 2/1/2025	242	233
4.13%, 1/15/2026	406	402
3.85%, 4/1/2027	554	533
VEREIT Operating Partnership LP 4.60%, 2/6/2024	1,000	1,001
Vornado Realty LP 3.50%, 1/15/2025	200	193
Welltower, Inc.
4.50%, 1/15/2024	732	746
4.00%, 6/1/2025	223	218
4.25%, 4/15/2028	325	318

		24,286

Food & Staples Retailing — 0.2%
CVS Pass-Through Trust 4.70%, 1/10/2036 (a)	698	688
Kroger Co. (The)
7.50%, 4/1/2031	589	739
6.90%, 4/15/2038	491	603
Sysco Corp.
3.55%, 3/15/2025	140	138
3.75%, 10/1/2025	291	289
4.45%, 3/15/2048	100	96
Walgreen Co. 4.40%, 9/15/2042	200	185
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	100	100
4.50%, 11/18/2034	386	374

		3,212

Food Products — 0.3%
Bunge Ltd. Finance Corp.
3.50%, 11/24/2020	95	95
Campbell Soup Co. 3.95%, 3/15/2025	720	698
Cargill, Inc.
3.30%, 3/1/2022 (a)	600	602
3.25%, 3/1/2023 (a)	115	115
General Mills, Inc.
4.00%, 4/17/2025	490	488
4.20%, 4/17/2028	315	311
4.55%, 4/17/2038	120	117
Kellogg Co. 3.40%, 11/15/2027	400	373
Kraft Heinz Foods Co.
6.88%, 1/26/2039	1,071	1,266
5.00%, 6/4/2042	694	671
McCormick & Co., Inc.
3.15%, 8/15/2024	179	172
3.40%, 8/15/2027	264	251
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	153	157
Tyson Foods, Inc.
3.95%, 8/15/2024	777	780
4.88%, 8/15/2034	1,100	1,131
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	290	290

		7,517

Gas Utilities — 0.2%
Atmos Energy Corp.
8.50%, 3/15/2019	375	392
4.15%, 1/15/2043	828	829
4.13%, 10/15/2044	125	126
Boston Gas Co. 4.49%, 2/15/2042 (a)	308	322
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (a)	440	444
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	335	344
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	382	378
Korea Gas Corp. (South Korea) 1.88%, 7/18/2021 (a)	653	621
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	351	454
4.80%, 3/15/2047 (a)	367	370

		4,280

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co. 3.73%, 12/15/2024	113	111
Covidien International Finance SA 2.95%, 6/15/2023	399	393
Medtronic, Inc. 3.13%, 3/15/2022	422	420
4.38%, 3/15/2035	960	1,004
Stryker Corp. 3.50%, 3/15/2026	128	126
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	213	212

		2,266

Health Care Providers & Services — 0.7%
Aetna, Inc. 6.75%, 12/15/2037	440	566
Anthem, Inc.
2.30%, 7/15/2018	467	467
3.13%, 5/15/2022	615	607
3.30%, 1/15/2023	280	277
4.63%, 5/15/2042	500	484
4.65%, 1/15/2043	535	520
4.65%, 8/15/2044	648	634
Cardinal Health, Inc.
2.40%, 11/15/2019	540	535
3.75%, 9/15/2025	690	669
CVS Health Corp.
4.00%, 12/5/2023	725	732
4.10%, 3/25/2025	2,911	2,912
4.30%, 3/25/2028	779	773
4.78%, 3/25/2038	1,150	1,141
5.05%, 3/25/2048	642	655

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
CORPORATE BONDS — continued
Health Care Providers & Services — continued
Express Scripts Holding Co.
3.00%, 7/15/2023	305	289
3.50%, 6/15/2024	900	865
4.50%, 2/25/2026	300	301
Mayo Clinic
Series 2016, 4.13%, 11/15/2052	425	437
McKesson Corp. 3.95%, 2/16/2028	153	149
Memorial Sloan-Kettering Cancer Center
Series 2015, 4.20%, 7/1/2055	588	608
Quest Diagnostics, Inc. 3.45%, 6/1/2026	251	240
Texas Health Resources 4.33%, 11/15/2055	640	655
UnitedHealth Group, Inc. 4.63%, 7/15/2035	760	813

		15,329

Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.
3.35%, 4/1/2023	140	140
4.70%, 12/9/2035	900	955
4.45%, 3/1/2047	120	121

		1,216

Household Durables — 0.0% (b)
Newell Brands, Inc. 5.50%, 4/1/2046	230	232

Household Products — 0.0% (b)
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (a)	700	671

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC
3.40%, 3/15/2022	922	917
4.25%, 6/15/2022	518	531
5.75%, 10/1/2041	235	240
Southern Power Co.
5.15%, 9/15/2041	600	617
Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	417	398

		2,703

Industrial Conglomerates — 0.1%
General Electric Co.
5.30%, 2/11/2021	191	200
2.70%, 10/9/2022	107	104
3.10%, 1/9/2023	573	565
3.45%, 5/15/2024	541	532
5.88%, 1/14/2038	95	108
Roper Technologies, Inc. 3.00%, 12/15/2020	192	191

		1,700

Insurance — 1.3%
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (a)	520	666
American International Group, Inc.
4.13%, 2/15/2024	641	646
3.75%, 7/10/2025	674	657
3.88%, 1/15/2035	296	268
4.70%, 7/10/2035	1,685	1,665
Aon Corp. 6.25%, 9/30/2040	306	371
Assurant, Inc. 4.20%, 9/27/2023	660	663
Athene Global Funding
2.75%, 4/20/2020 (a)	1,055	1,043
4.00%, 1/25/2022 (a)	515	519
Athene Holding Ltd. 4.13%, 1/12/2028	575	542
Berkshire Hathaway Finance Corp. 4.40%, 5/15/2042	1,574	1,638
CNA Financial Corp. 3.95%, 5/15/2024	463	463
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)
(ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (a) (c) (e) (f)	526	496
Great-West Lifeco Finance Delaware LP (Canada) 4.15%, 6/3/2047 (a)	700	666
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	208	208
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	570	552
Jackson National Life Global Funding
1.88%, 10/15/2018 (a)	563	562
3.05%, 4/29/2026 (a)	675	640
Liberty Mutual Group, Inc.
4.95%, 5/1/2022 (a)	408	428
6.50%, 3/15/2035 (a)	900	1,091
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (a)	100	123
Lincoln National Corp. 4.20%, 3/15/2022	598	614
Marsh & McLennan Cos., Inc.
2.75%, 1/30/2022	192	188
3.30%, 3/14/2023	288	285
Massachusetts Mutual Life Insurance Co.
8.88%, 6/1/2039 (a)	91	142
5.38%, 12/1/2041 (a)	280	322
MassMutual Global Funding II 2.50%, 10/17/2022 (a)	626	607
MetLife, Inc. 4.88%, 11/13/2043	600	635
Metropolitan Life Global Funding I
1.55%, 9/13/2019 (a)	604	594
3.88%, 4/11/2022 (a)	1,277	1,298
Nationwide Mutual Insurance Co. 9.38%, 8/15/2039 (a)	750	1,186

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
CORPORATE BONDS — continued
Insurance — continued
New York Life Global Funding
2.15%, 6/18/2019 (a)	3,951	3,934
1.95%, 2/11/2020 (a)	129	127
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	500	505
Progressive Corp. (The)
Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.37%, 3/15/2023 (c) (e) (f)	360	360
Prudential Financial, Inc. 3.91%, 12/7/2047	764	699
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	1,750	2,193
Reliance Standard Life Global Funding II 3.05%, 1/20/2021 (a)	388	385
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	400	390

		28,371

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 4.80%, 12/5/2034	1,435	1,592

Internet Software & Services — 0.1%
Alibaba Group Holding Ltd. (China) 4.00%, 12/6/2037	220	207
eBay, Inc. 4.00%, 7/15/2042	271	238
Tencent Holdings Ltd. (China) 3.60%, 1/19/2028 (a)	740	708

		1,153

IT Services — 0.1%
DXC Technology Co. 4.25%, 4/15/2024	478	481
IBM Credit LLC
2.65%, 2/5/2021	600	595
3.00%, 2/6/2023	920	908
Western Union Co. (The) 3.60%, 3/15/2022	1,100	1,095

		3,079

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
3.15%, 1/15/2023	520	510
3.00%, 4/15/2023	369	360
4.15%, 2/1/2024	343	350

		1,220

Machinery — 0.1%
Illinois Tool Works, Inc.
3.50%, 3/1/2024	400	404
4.88%, 9/15/2041	95	107
3.90%, 9/1/2042	825	817
Nvent Finance SARL (United Kingdom) 4.55%, 4/15/2028 (a)	450	442
Parker-Hannifin Corp. 4.45%, 11/21/2044	592	621
Xylem, Inc. 3.25%, 11/1/2026	197	188

		2,579

Media — 0.8%
21st Century Fox America, Inc.
8.88%, 4/26/2023	430	525
6.20%, 12/15/2034	100	119
6.65%, 11/15/2037	400	509
6.90%, 8/15/2039	250	326
CBS Corp.
4.00%, 1/15/2026	792	774
4.85%, 7/1/2042	140	134
Charter Communications Operating LLC
4.91%, 7/23/2025	1,797	1,827
6.38%, 10/23/2035	703	746
5.38%, 4/1/2038	305	296
Comcast Corp.
3.55%, 5/1/2028	443	424
4.20%, 8/15/2034	555	535
6.50%, 11/15/2035	2,383	2,877
4.00%, 11/1/2049	871	765
4.05%, 11/1/2052	387	339
Cox Communications, Inc. 4.60%, 8/15/2047 (a)	275	257
Discovery Communications LLC 6.35%, 6/1/2040	569	631
Grupo Televisa SAB (Mexico)
4.63%, 1/30/2026	221	223
6.13%, 1/31/2046	200	209
NBCUniversal Media LLC 5.95%, 4/1/2041	800	913
Time Warner Cable LLC
4.13%, 2/15/2021	800	808
6.55%, 5/1/2037	400	434
5.50%, 9/1/2041	359	344
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	700	888
Time Warner, Inc.
3.60%, 7/15/2025	500	482
5.38%, 10/15/2041	313	324
Viacom, Inc.
3.88%, 4/1/2024	1,019	999
4.38%, 3/15/2043	464	397

		17,105

Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 4.00%, 9/11/2027 (a)	500	470
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	356
BHP Billiton Finance USA Ltd. (Australia) 5.00%, 9/30/2043	150	169

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
CORPORATE BONDS — continued
Metals & Mining — continued
Nucor Corp. 4.00%, 8/1/2023	283	290
Vale Canada Ltd. (Brazil) 7.20%, 9/15/2032	300	331
Vale Overseas Ltd. (Brazil) 6.25%, 8/10/2026	119	129

		1,745

Multiline Retail — 0.0% (b)
Dollar General Corp. 4.13%, 5/1/2028	235	233
Target Corp. 2.50%, 4/15/2026	350	323

		556

Multi-Utilities — 0.5%
CMS Energy Corp.
3.88%, 3/1/2024	400	402
3.00%, 5/15/2026	475	446
Consolidated Edison Co. of New York, Inc. 5.70%, 6/15/2040	596	723
Consumers Energy Co. 3.25%, 8/15/2046	286	248
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	232
Dominion Energy, Inc.
Series B, 2.75%, 1/15/2022	331	322
Series F, 5.25%, 8/1/2033	920	997
7.00%, 6/15/2038	300	384
NiSource, Inc.
3.85%, 2/15/2023	370	373
5.80%, 2/1/2042	1,256	1,450
San Diego Gas & Electric Co.
6.00%, 6/1/2026	275	314
3.95%, 11/15/2041	379	369
Sempra Energy
9.80%, 2/15/2019	460	482
2.88%, 10/1/2022	350	342
4.05%, 12/1/2023	1,013	1,034
3.55%, 6/15/2024	236	233
Southern Co. Gas Capital Corp.
3.50%, 9/15/2021	563	564
3.25%, 6/15/2026	254	240
5.88%, 3/15/2041	1,445	1,701
WEC Energy Group, Inc. 3.55%, 6/15/2025	1,009	991

		11,847

Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp. 8.70%, 3/15/2019	330	344
Andeavor Logistics LP 4.25%, 12/1/2027	268	260
Apache Corp.
3.25%, 4/15/2022	138	137
4.75%, 4/15/2043	556	543
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	732	717
BG Energy Capital plc (United Kingdom) 5.13%, 10/15/2041 (a)	235	261
Boardwalk Pipelines LP 4.95%, 12/15/2024	147	151
BP Capital Markets plc (United Kingdom)
3.81%, 2/10/2024	1,337	1,358
3.22%, 4/14/2024	1,982	1,950
3.51%, 3/17/2025	451	449
3.28%, 9/19/2027	175	169
Buckeye Partners LP
4.88%, 2/1/2021	330	337
3.95%, 12/1/2026	95	89
5.85%, 11/15/2043	770	770
Canadian Natural Resources Ltd. (Canada)
6.45%, 6/30/2033	350	418
Cenovus Energy, Inc. (Canada) 6.75%, 11/15/2039	1,509	1,695
Chevron Corp.
2.36%, 12/5/2022	560	542
2.57%, 5/16/2023	1,200	1,164
2.90%, 3/3/2024	215	211
CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020	1,852	1,823
CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	1,789	1,820
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	226	239
4.13%, 1/16/2025	533	512
5.38%, 6/26/2026	773	791
Enable Midstream Partners LP 4.95%, 5/15/2028	325	325
Enbridge, Inc. (Canada)
3.70%, 7/15/2027	215	206
4.50%, 6/10/2044	350	333
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (c)	400	384
Encana Corp. (Canada)
6.50%, 5/15/2019	545	561
7.38%, 11/1/2031	760	943
6.50%, 8/15/2034	150	179
Energy Transfer Partners LP
5.00%, 10/1/2022	531	550
3.60%, 2/1/2023	143	139
4.90%, 2/1/2024	305	313
4.05%, 3/15/2025	964	932
4.75%, 1/15/2026	321	321
6.05%, 6/1/2041	375	378
6.50%, 2/1/2042	364	386
Eni SpA (Italy) 5.70%, 10/1/2040 (a)	925	998
EnLink Midstream Partners LP
2.70%, 4/1/2019	250	249
4.15%, 6/1/2025	400	382

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC
3.90%, 2/15/2024	475	479
3.75%, 2/15/2025	343	343
3.70%, 2/15/2026	506	498
3.95%, 2/15/2027	333	333
5.95%, 2/1/2041	201	233
4.85%, 3/15/2044	199	203
5.10%, 2/15/2045	318	334
4.95%, 10/15/2054	155	156
Equinor ASA (Norway) 3.25%, 11/10/2024	456	451
Kerr-McGee Corp.
6.95%, 7/1/2024	200	230
7.88%, 9/15/2031	700	900
Kinder Morgan, Inc. 4.30%, 3/1/2028	1,090	1,067
Magellan Midstream Partners LP
6.55%, 7/15/2019	250	259
3.20%, 3/15/2025	353	337
5.15%, 10/15/2043	1,127	1,224
Marathon Oil Corp. 2.80%, 11/1/2022	400	385
Marathon Petroleum Corp. 3.63%, 9/15/2024	578	570
MPLX LP
4.88%, 12/1/2024	259	270
4.00%, 3/15/2028	259	250
4.50%, 4/15/2038	79	75
5.20%, 3/1/2047	323	329
Noble Energy, Inc. 6.00%, 3/1/2041	314	359
ONEOK Partners LP
3.20%, 9/15/2018	515	516
8.63%, 3/1/2019	450	469
3.38%, 10/1/2022	151	149
5.00%, 9/15/2023	334	351
4.90%, 3/15/2025	2,000	2,075
6.65%, 10/1/2036	350	418
Petro-Canada (Canada) 6.80%, 5/15/2038	1,295	1,689
Petroleos Mexicanos (Mexico)
6.38%, 2/4/2021	647	676
4.88%, 1/18/2024	393	384
6.88%, 8/4/2026	1,710	1,794
5.35%, 2/12/2028 (a)	282	265
6.63%, 6/15/2035	250	242
6.38%, 1/23/2045	846	771
6.75%, 9/21/2047	313	295
6.35%, 2/12/2048 (a)	869	786
Phillips 66 3.90%, 3/15/2028	355	352
Plains All American Pipeline LP
3.60%, 11/1/2024	1,000	953
4.65%, 10/15/2025	200	200
Sinopec Capital Ltd. (China) 3.13%, 4/24/2023 (a)	500	483
Sinopec Group Overseas Development 2013 Ltd. (China) 4.38%, 10/17/2023 (a)	831	852
Spectra Energy Partners LP 5.95%, 9/25/2043	452	515
Sunoco Logistics Partners Operations LP
4.25%, 4/1/2024	259	256
3.90%, 7/15/2026	244	229
6.10%, 2/15/2042	400	408
5.30%, 4/1/2044	170	156
5.35%, 5/15/2045	1,133	1,042
TC PipeLines LP 3.90%, 5/25/2027	391	370
Texas Eastern Transmission LP
2.80%, 10/15/2022 (a)	554	533
3.50%, 1/15/2028 (a)	90	86
TransCanada PipeLines Ltd. (Canada)
4.88%, 1/15/2026	394	414
7.25%, 8/15/2038	1,100	1,435
Valero Energy Corp. 7.50%, 4/15/2032	250	322
Valero Energy Partners LP 4.50%, 3/15/2028	110	109
Western Gas Partners LP
5.38%, 6/1/2021	74	77
4.50%, 3/1/2028	129	128
5.45%, 4/1/2044	280	278
5.30%, 3/1/2048	279	272
Williams Partners LP
3.90%, 1/15/2025	512	499
4.85%, 3/1/2048	409	396

		54,859

Pharmaceuticals — 0.2%
Allergan Funding SCS
3.45%, 3/15/2022	937	925
3.85%, 6/15/2024	443	434
Allergan, Inc.
3.38%, 9/15/2020	453	453
2.80%, 3/15/2023	525	498
Bayer US Finance LLC (Germany) 2.38%, 10/8/2019 (a)	395	392
Johnson & Johnson
4.38%, 12/5/2033	282	304
3.40%, 1/15/2038	926	877
Merck & Co., Inc. 3.70%, 2/10/2045	210	202
Mylan NV 3.95%, 6/15/2026	463	442
Mylan, Inc. 5.40%, 11/29/2043	250	249

		4,776

Road & Rail — 0.3%
Burlington Northern Santa Fe LLC
6.70%, 8/1/2028	250	308
5.75%, 5/1/2040	425	513
4.38%, 9/1/2042	375	383
5.15%, 9/1/2043	769	875

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
CORPORATE BONDS — continued
Road & Rail — continued
Canadian Pacific Railway Co. (Canada)
7.13%, 10/15/2031	250	320
6.13%, 9/15/2115	765	939
CSX Corp.
5.50%, 4/15/2041	575	646
4.75%, 5/30/2042	191	198
ERAC USA Finance LLC 6.70%, 6/1/2034 (a)	746	903
Norfolk Southern Corp. 4.05%, 8/15/2052	800	752
Penske Truck Leasing Co. LP 3.38%, 2/1/2022 (a)	1,131	1,124
Ryder System, Inc. 2.88%, 9/1/2020	517	513

		7,474

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 4.50%, 12/5/2036	300	298
Broadcom Corp. 3.63%, 1/15/2024	1,747	1,700
Intel Corp.
3.70%, 7/29/2025	652	661
4.00%, 12/15/2032	1,185	1,220
3.73%, 12/8/2047 (a)	493	469
QUALCOMM, Inc. 3.25%, 5/20/2027	815	765

		5,113

Software — 0.6%
Microsoft Corp.
2.38%, 5/1/2023	489	474
2.88%, 2/6/2024	2,878	2,831
3.30%, 2/6/2027	836	826
3.50%, 2/12/2035	291	285
4.20%, 11/3/2035	615	652
4.10%, 2/6/2037	800	834
4.50%, 10/1/2040	117	127
4.00%, 2/12/2055	305	303
4.75%, 11/3/2055	639	719
4.50%, 2/6/2057	470	509
Oracle Corp.
2.50%, 5/15/2022	587	575
2.40%, 9/15/2023	1,000	957
2.95%, 5/15/2025	1,750	1,683
4.30%, 7/8/2034	700	730
4.38%, 5/15/2055	900	901

		12,406

Specialty Retail — 0.1%
Lowe’s Cos., Inc. 4.65%, 4/15/2042	739	783
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	432	412

		1,195

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.
3.00%, 2/9/2024	2,056	2,019
2.85%, 5/11/2024	1,553	1,512
2.75%, 1/13/2025	920	883
3.20%, 5/13/2025	1,539	1,514
2.45%, 8/4/2026	815	750
3.20%, 5/11/2027	686	666
3.00%, 6/20/2027	1,125	1,076
4.50%, 2/23/2036	426	464
3.45%, 2/9/2045	625	562
3.85%, 8/4/2046	569	549
Dell International LLC 6.02%, 6/15/2026 (a)	2,613	2,756
Dell, Inc. 7.10%, 4/15/2028	300	324

		13,075

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France)
4.63%, 7/11/2024 (a)	800	800
3.38%, 12/2/2026	400	380

		1,180

Tobacco — 0.0% (b)
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037 (a)	342	326
Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	125

		451

Trading Companies & Distributors — 0.1%
Air Lease Corp. 3.88%, 4/1/2021	500	505
Aviation Capital Group LLC
3.88%, 5/1/2023 (a)	490	489
3.50%, 11/1/2027 (a)	700	652
BOC Aviation Ltd. (Singapore) 2.75%, 9/18/2022 (a)	450	427
International Lease Finance Corp. 5.88%, 8/15/2022	506	542

		2,615

Water Utilities — 0.0% (b)
American Water Capital Corp. 3.40%, 3/1/2025	793	786

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada) 8.75%, 5/1/2032	400	539
Vodafone Group plc (United Kingdom)
4.13%, 5/30/2025	501	500
5.00%, 5/30/2038	901	898
5.25%, 5/30/2048	496	500

		2,437

TOTAL CORPORATE BONDS (Cost $551,387)		551,169

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
U.S. TREASURY OBLIGATIONS — 24.2%
U.S. Treasury Bonds
6.13%, 8/15/2029	300	393
4.38%, 2/15/2038	500	608
4.38%, 5/15/2040	80	98
2.88%, 5/15/2043	17,375	16,973
3.63%, 8/15/2043	27,650	30,647
3.75%, 11/15/2043	10,300	11,647
3.63%, 2/15/2044	14,260	15,823
2.50%, 2/15/2045	3,900	3,532
3.00%, 2/15/2048	670	668
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	300	390
3.63%, 4/15/2028	799	1,564
2.50%, 1/15/2029	300	409
U.S. Treasury Inflation Indexed Notes
1.38%, 7/15/2018	630	733
1.38%, 1/15/2020	607	711
0.13%, 1/15/2022	2,453	2,661
U.S. Treasury Notes
1.00%, 9/15/2018	25,000	24,930
1.25%, 10/31/2018	15,000	14,950
1.38%, 2/28/2019	7,000	6,956
1.00%, 11/15/2019	20,000	19,610
1.38%, 2/29/2020	8,000	7,859
1.38%, 3/31/2020	20,000	19,630
3.13%, 5/15/2021	7,250	7,366
2.13%, 8/15/2021	23,000	22,671
2.00%, 10/31/2021	1,100	1,078
2.00%, 7/31/2022	5,000	4,871
1.63%, 8/31/2022	3,000	2,876
1.50%, 2/28/2023	3,000	2,843
2.50%, 5/15/2024	500	493
U.S. Treasury STRIPS Bonds
2.26%, 2/15/2020 (g)	2,755	2,646
3.67%, 8/15/2020 (g)	14,465	13,697
2.52%, 2/15/2021 (g)	12,095	11,302
1.95%, 5/15/2021 (g)	23,265	21,572
3.66%, 8/15/2021 (g)	6,100	5,616
3.39%, 11/15/2021 (g)	9,980	9,114
2.80%, 2/15/2022 (g)	15,768	14,305
2.40%, 5/15/2022 (g)	18,545	16,694
3.00%, 8/15/2022 (g)	4,800	4,289
2.67%, 11/15/2022 (g)	14,400	12,764
3.41%, 2/15/2023 (g)	38,462	33,815
2.95%, 5/15/2023 (g)	14,070	12,293
2.30%, 8/15/2023 (g)	13,900	12,050
2.26%, 11/15/2023 (g)	14,000	12,052
2.39%, 2/15/2024 (g)	2,200	1,879
6.63%, 5/15/2024 (g)	200	169
5.05%, 8/15/2024 (g)	600	505
6.49%, 5/15/2026 (g)	1,500	1,194
3.45%, 8/15/2026 (g)	1,592	1,256
6.61%, 5/15/2027 (g)	2,550	1,966
6.33%, 11/15/2029 (g)	100	71
5.77%, 8/15/2030 (g)	9,800	6,828
5.28%, 11/15/2030 (g)	9,925	6,862
4.37%, 2/15/2031 (g)	8,000	5,482
3.34%, 5/15/2031 (g)	5,000	3,402
3.19%, 8/15/2031 (g)	21,700	14,640
3.25%, 11/15/2031 (g)	15,650	10,484
3.22%, 2/15/2032 (g)	9,575	6,359
3.61%, 5/15/2032 (g)	18,050	11,898
3.05%, 8/15/2032 (g)	14,395	9,411
4.06%, 11/15/2032 (g)	10,140	6,580
3.89%, 2/15/2033 (g)	5,500	3,544
4.28%, 5/15/2033 (g)	16,500	10,543
5.99%, 8/15/2033 (g)	3,050	1,936
3.82%, 2/15/2034 (g)	9,500	5,938
3.35%, 5/15/2034 (g)	10,600	6,567
3.85%, 8/15/2034 (g)	1,650	1,016
U.S. Treasury STRIPS Notes 1.69%, 2/15/2020 (g)	10,535	10,109

TOTAL U.S. TREASURY OBLIGATIONS (Cost $531,907)		533,838

MORTGAGE-BACKED SECURITIES — 15.2%
FHLMC
Pool # 846489, ARM, 3.43%, 7/1/2019 (h)	1	1
Pool # 846812, ARM, 3.60%, 4/1/2030 (h)	12	12
Pool # 781087, ARM, 3.48%, 12/1/2033 (h)	248	262
Pool # 1B1665, ARM, 3.95%, 4/1/2034 (h)	258	270
Pool # 847356, ARM, 3.94%, 12/1/2034 (h)	104	109
Pool # 782979, ARM, 3.70%, 1/1/2035 (h)	194	204
Pool # 848431, ARM, 3.48%, 2/1/2036 (h)	194	205
Pool # 1Q0025, ARM, 3.50%, 2/1/2036 (h)	102	107
Pool # 1L1286, ARM, 4.12%, 5/1/2036 (h)	52	55
Pool # 848365, ARM, 3.52%, 7/1/2036 (h)	145	153
Pool # 1G2539, ARM, 3.35%, 10/1/2036 (h)	38	40
Pool # 1A1096, ARM, 3.85%, 10/1/2036 (h)	192	200
Pool # 1J1348, ARM, 3.95%, 10/1/2036 (h)	103	109
Pool # 782760, ARM, 3.42%, 11/1/2036 (h)	270	285
Pool # 1G2671, ARM, 3.45%, 11/1/2036 (h)	143	150

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)		Value($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 1J1634, ARM, 3.42%, 12/1/2036 (h)	102		106
Pool # 1J0282, ARM, 3.71%, 2/1/2037 (h)	81		85
Pool # 1Q0739, ARM, 3.66%, 3/1/2037 (h)	321		336
Pool # 848699, ARM, 3.68%, 7/1/2040 (h)	476		500
FHLMC Gold Pools, 15 Year, Single Family
Pool # E97838, 4.50%, 8/1/2018	1		1
Pool # G11695, 6.50%, 2/1/2019	—	(i)	1
FHLMC Gold Pools, 20 Year, Single Family
Pool # C91403, 3.50%, 3/1/2032	356		362
FHLMC Gold Pools, 30 Year, Single Family
Pool # C68485, 7.00%, 7/1/2032	23		25
Pool # G01448, 7.00%, 8/1/2032	67		76
Pool # A13625, 5.50%, 10/1/2033	304		337
Pool # A16107, 6.00%, 12/1/2033	89		98
Pool # A17537, 6.00%, 1/1/2034	122		136
Pool # A61572, 5.00%, 9/1/2034	768		826
Pool # A28796, 6.50%, 11/1/2034	203		231
Pool # G03369, 6.50%, 1/1/2035	325		365
Pool # A46987, 5.50%, 7/1/2035	706		768
Pool # G01919, 4.00%, 9/1/2035	420		431
Pool # C02641, 7.00%, 10/1/2036	144		161
Pool # C02660, 6.50%, 11/1/2036	256		288
Pool # A93511, 5.00%, 8/1/2040	719		770
Pool # A93383, 5.00%, 8/1/2040	684		733
Pool # G06493, 4.50%, 5/1/2041	2,528		2,665
Pool # V80351, 3.00%, 8/1/2043	4,333		4,234
FHLMC Gold Pools, FHA/VA
Pool # G20027, 10.00%, 10/1/2030	79		83
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	49		53
Pool # U50105, 4.00%, 1/1/2032	710		738
Pool # L10151, 6.00%, 2/1/2033	106		111
Pool # U80254, 3.00%, 3/1/2033	707		700
Pool # P20409, 5.50%, 10/1/2033	100		105
Pool # P50201, 5.50%, 1/1/2034	113		118
Pool # U90975, 4.00%, 6/1/2042	3,096		3,192
Pool # U90673, 4.00%, 1/1/2043	621		640
Pool # U99134, 4.00%, 1/1/2046	10,281		10,597
Pool # U69030, 4.50%, 1/1/2046	4,694		4,950
FNMA
Pool # 70226, ARM, 2.00%, 1/1/2019 (h)	—	(i)	—	(i)
Pool # 116612, ARM, 3.44%, 3/1/2019 (h)	—	(i)	—	(i)
Pool # 470623, ARM, 2.71%, 3/1/2022 (h)	877		877
Pool # 54844, ARM, 2.49%, 9/1/2027 (h)	20		20
Pool # 303532, ARM, 3.99%, 3/1/2029 (h)	14		14
Pool # 555258, ARM, 3.05%, 1/1/2033 (h)	560		576
Pool # 722421, ARM, 3.04%, 7/1/2033 (h)	168		172
Pool # 722985, ARM, 3.19%, 7/1/2033 (h)	33		35
Pool # 686040, ARM, 3.26%, 7/1/2033 (h)	261		274
Pool # 746299, ARM, 3.56%, 9/1/2033 (h)	188		199
Pool # 749923, ARM, 3.40%, 11/1/2033 (h)	21		22
Pool # 766610, ARM, 3.43%, 1/1/2034 (h)	112		118
Pool # 920467, ARM, 4.00%, 2/1/2034 (h)	90		92
Pool # 770377, ARM, 3.74%, 4/1/2034 (h)	129		134
Pool # 751531, ARM, 3.21%, 5/1/2034 (h)	261		277
Pool # 782306, ARM, 3.26%, 7/1/2034 (h)	48		50
Pool # 790235, ARM, 3.38%, 8/1/2034 (h)	170		179
Pool # 735332, ARM, 3.63%, 8/1/2034 (h)	295		311
Pool # 791961, ARM, 3.19%, 9/1/2034 (h)	58		58
Pool # 725902, ARM, 3.40%, 9/1/2034 (h)	36		38

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)		Value($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 803594, ARM, 3.30%, 10/1/2034 (h)	323		337
Pool # 803599, ARM, 3.33%, 10/1/2034 (h)	254		265
Pool # 896463, ARM, 3.49%, 10/1/2034 (h)	144		154
Pool # 806776, ARM, 3.34%, 11/1/2034 (h)	277		287
Pool # 806778, ARM, 3.38%, 11/1/2034 (h)	486		508
Pool # 810896, ARM, 3.22%, 1/1/2035 (h)	550		568
Pool # 802692, ARM, 3.37%, 1/1/2035 (h)	278		292
Pool # 816597, ARM, 3.45%, 2/1/2035 (h)	86		90
Pool # 745862, ARM, 3.47%, 4/1/2035 (h)	161		170
Pool # 735539, ARM, 3.77%, 4/1/2035 (h)	853		898
Pool # 821378, ARM, 3.24%, 5/1/2035 (h)	290		299
Pool # 823660, ARM, 3.64%, 5/1/2035 (h)	91		95
Pool # 745766, ARM, 3.26%, 6/1/2035 (h)	395		412
Pool # 832801, ARM, 3.31%, 9/1/2035 (h)	91		95
Pool # 843026, ARM, 3.45%, 9/1/2035 (h)	793		821
Pool # 849251, ARM, 3.41%, 1/1/2036 (h)	128		134
Pool # 920465, ARM, 4.25%, 1/1/2036 (h)	35		35
Pool # 872622, ARM, 3.77%, 6/1/2036 (h)	64		67
Pool # 895141, ARM, 3.19%, 7/1/2036 (h)	253		262
Pool # 900197, ARM, 3.83%, 10/1/2036 (h)	142		151
Pool # 966946, ARM, 3.79%, 1/1/2038 (h)	36		38
FNMA, 15 Year, Single Family
Pool # 710238, 4.50%, 6/1/2018	—	(i)	—	(i)
Pool # 709877, 5.00%, 6/1/2018	—	(i)	—	(i)
Pool # 555607, 4.50%, 7/1/2018	—	(i)	—	(i)
Pool # 555694, 4.00%, 8/1/2018	5		5
Pool # 733772, 4.50%, 8/1/2018	3		3
Pool # 740462, 5.00%, 11/1/2018	2		2
Pool # 742078, 4.50%, 3/1/2019	15		15
Pool # 725414, 4.50%, 5/1/2019	10		11
Pool # 780956, 4.50%, 5/1/2019	17		17
Pool # 734630, 6.00%, 8/1/2019	10		10
Pool # 745048, 5.00%, 10/1/2019	16		17
Pool # 735841, 4.50%, 11/1/2019	33		33
Pool # 735290, 4.50%, 12/1/2019	56		57
Pool # 888557, 5.50%, 3/1/2020	6		6
Pool # 889805, 5.50%, 7/1/2020	6		6
Pool # 735911, 6.50%, 8/1/2020	9		9
Pool # 889634, 6.00%, 2/1/2023	584		608
Pool # 995381, 6.00%, 1/1/2024	121		127
Pool # 995425, 6.00%, 1/1/2024	291		306
Pool # AD0133, 5.00%, 8/1/2024	115		119
FNMA, 20 Year, Single Family
Pool # 254305, 6.50%, 5/1/2022	32		36
Pool # 555791, 6.50%, 12/1/2022	92		102
Pool # 255217, 4.50%, 4/1/2024	36		38
Pool # 888656, 6.50%, 4/1/2025	118		131
Pool # MA1138, 3.50%, 8/1/2032	812		825
FNMA, 30 Year, FHA/VA
Pool # 535183, 8.00%, 6/1/2028	26		29
Pool # 252409, 6.50%, 3/1/2029	76		83
Pool # 653815, 7.00%, 2/1/2033	10		11
Pool # 752786, 6.00%, 9/1/2033	68		73
Pool # 931717, 6.50%, 8/1/2039	328		358
FNMA, 30 Year, Single Family
Pool # 50966, 7.00%, 1/1/2024	2		3
Pool # 399269, 7.00%, 4/1/2026	34		36
Pool # 689977, 8.00%, 3/1/2027	45		48
Pool # 695533, 8.00%, 6/1/2027	16		18

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 457268, 9.50%, 7/1/2028	4	4
Pool # 756024, 8.00%, 9/1/2028	70	78
Pool # 755973, 8.00%, 11/1/2028	167	189
Pool # 455759, 6.00%, 12/1/2028	22	24
Pool # 252211, 6.00%, 1/1/2029	28	31
Pool # 459097, 7.00%, 1/1/2029	52	56
Pool # 889020, 6.50%, 11/1/2029	446	496
Pool # 598559, 6.50%, 8/1/2031	46	52
Pool # 622542, 5.50%, 9/1/2031	370	403
Pool # 788150, 6.00%, 3/1/2032	55	60
Pool # 649734, 7.00%, 6/1/2032	35	36
Pool # 649624, 7.00%, 8/1/2032	6	6
Pool # AL0045, 6.00%, 12/1/2032	441	489
Pool # 675555, 6.00%, 12/1/2032	96	107
Pool # 695584, 6.00%, 3/1/2033	17	18
Pool # 674349, 6.00%, 3/1/2033	16	18
Pool # 688655, 6.00%, 3/1/2033	27	30
Pool # 688625, 6.00%, 3/1/2033	29	32
Pool # 702901, 6.00%, 5/1/2033	139	156
Pool # 723852, 5.00%, 7/1/2033	180	194
Pool # 729296, 5.00%, 7/1/2033	358	385
Pool # 729379, 6.00%, 8/1/2033	51	57
Pool # 737825, 6.00%, 9/1/2033	55	62
Pool # 750977, 4.50%, 11/1/2033	133	139
Pool # 725017, 5.50%, 12/1/2033	531	590
Pool # 751341, 5.50%, 3/1/2034	65	71
Pool # 888568, 5.00%, 12/1/2034	13	14
Pool # 815426, 4.50%, 2/1/2035	2	2
Pool # 820347, 5.00%, 9/1/2035	104	113
Pool # 833657, 7.50%, 8/1/2036	98	112
Pool # 986648, 6.00%, 9/1/2037	178	197
Pool # 888892, 7.50%, 11/1/2037	62	71
Pool # 257510, 7.00%, 12/1/2038	171	197
Pool # AD0753, 7.00%, 1/1/2039	144	164
Pool # AT5891, 3.00%, 6/1/2043	3,600	3,521
Pool # AL7527, 4.50%, 9/1/2043	1,981	2,088
Pool # BM3500, 4.00%, 9/1/2047	4,940	5,067
Pool # BJ1778, 4.50%, 10/1/2047	2,862	3,008
FNMA, Other
Pool # 458096, 10.50%, 4/15/2019	2	2
Pool # AM0081, 1.94%, 7/1/2019	1,857	1,839
Pool # 462862, 5.24%, 7/1/2019	1,757	1,791
Pool # 471819, 2.03%, 8/1/2019	222	221
Pool # AD0851, 4.37%, 2/1/2020	1,524	1,560
Pool # 464572, 4.40%, 2/1/2020	2,000	2,043
Pool # AE0136, 4.38%, 4/1/2020	573	588
Pool # AM3370, 1.74%, 5/1/2020	3,315	3,260
Pool # 465659, 3.74%, 7/1/2020	1,741	1,771
Pool # 465578, 3.93%, 7/1/2020	1,822	1,860
Pool # 465602, 3.95%, 7/1/2020	1,500	1,527
Pool # 466038, 3.43%, 9/1/2020	1,333	1,349
Pool # 465936, 3.60%, 9/1/2020	2,639	2,681
Pool # 466030, 3.29%, 10/1/2020	1,841	1,857
Pool # FN0005, 3.37%, 11/1/2020	748	756
Pool # 466836, 3.87%, 1/1/2021	1,487	1,523
Pool # 466919, 3.93%, 1/1/2021	1,873	1,916
Pool # FN0003, 4.28%, 1/1/2021	999	1,031

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 467344, 4.48%, 2/1/2021	2,693	2,781
Pool # 467944, 4.25%, 4/1/2021	2,000	2,067
Pool # 467755, 4.25%, 4/1/2021	2,380	2,460
Pool # 467630, 4.30%, 4/1/2021	927	958
Pool # 467757, 4.33%, 4/1/2021	1,973	2,042
Pool # 468058, 4.39%, 5/1/2021	1,872	1,933
Pool # 468102, 4.34%, 6/1/2021	5,000	5,190
Pool # 468159, 4.26%, 7/1/2021	1,948	2,018
Pool # AL0602, 4.31%, 7/1/2021	1,185	1,227
Pool # 468896, 4.13%, 8/1/2021	1,342	1,386
Pool # AM1771, 2.12%, 9/1/2021	2,500	2,416
Pool # 468958, 3.77%, 9/1/2021	3,000	3,080
Pool # 470124, 3.12%, 1/1/2022	1,954	1,964
Pool # 470407, 3.16%, 2/1/2022	2,536	2,552
Pool # 470622, 2.75%, 3/1/2022	2,972	2,938
Pool # 471718, 2.77%, 5/1/2022	1,537	1,519
Pool # 471177, 2.94%, 5/1/2022	1,337	1,335
Pool # 471190, 3.12%, 5/1/2022	1,700	1,708
Pool # 471254, 2.98%, 7/1/2022	2,464	2,463
Pool # 471284, 2.98%, 7/1/2022	1,971	1,970
Pool # AM7303, 2.66%, 12/1/2022	2,482	2,443
Pool # AM3789, 3.02%, 7/1/2023	2,308	2,306
Pool # AM7245, 2.95%, 8/1/2023	4,545	4,527
Pool # AM4066, 3.59%, 8/1/2023	2,500	2,553
Pool # AM4466, 3.76%, 10/1/2023	2,852	2,931
Pool # AM4628, 3.69%, 11/1/2023	1,500	1,535
Pool # AM4668, 3.76%, 11/1/2023	1,986	2,038
Pool # AM4716, 3.38%, 12/1/2023	1,987	2,005
Pool # AM7231, 2.92%, 12/1/2024	4,000	3,947
Pool # AM7589, 2.95%, 12/1/2024	1,589	1,572
Pool # AM7290, 2.97%, 12/1/2024	3,465	3,430
Pool # AM7576, 3.04%, 12/1/2024	4,000	3,975
Pool # AM7124, 3.11%, 12/1/2024	2,500	2,495
Pool # 470300, 3.64%, 1/1/2025	924	943
Pool # AM3833, 3.25%, 7/1/2025	3,698	3,707
Pool # AM4991, 3.97%, 12/1/2025	1,771	1,847
Pool # AL6805, 3.78%, 1/1/2026	3,557	3,669
Pool # 468645, 4.54%, 7/1/2026	2,690	2,852
Pool # AM6392, 3.29%, 8/1/2026	4,000	4,002
Pool # AM6448, 3.25%, 9/1/2026	10,000	9,978
Pool # AM7223, 3.11%, 12/1/2026	3,601	3,564
Pool # AM7118, 3.14%, 12/1/2026	2,878	2,850
Pool # AM7485, 3.24%, 12/1/2026	4,235	4,206
Pool # AM7390, 3.26%, 12/1/2026	3,907	3,901
Pool # AM7265, 3.30%, 12/1/2026	3,975	3,979
Pool # AM7827, 3.12%, 2/1/2027	964	953
Pool # AM7515, 3.34%, 2/1/2027	3,000	3,018
Pool # AM8432, 2.79%, 5/1/2027	9,000	8,635
Pool # AM8803, 2.78%, 6/1/2027	5,064	4,882
Pool # AM8987, 2.79%, 6/1/2027	1,897	1,832
Pool # AM9003, 2.96%, 6/1/2027	2,928	2,851
Pool # AM7785, 3.17%, 2/1/2030	2,987	2,938
Pool # AM7516, 3.55%, 2/1/2030	2,000	2,016
Pool # AM8427, 3.04%, 4/1/2030	8,987	8,633
Pool # AM8544, 3.08%, 4/1/2030	7,988	7,703
Pool # AM8889, 2.92%, 5/1/2030	8,000	7,528

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)		Value($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # AM8807, 3.10%, 5/1/2030	4,915		4,803
Pool # AM8804, 3.10%, 5/1/2030	3,791		3,662
Pool # AM9020, 2.97%, 6/1/2030	4,000		3,815
Pool # AM8967, 3.08%, 6/1/2030	6,150		5,919
Pool # AM9320, 3.30%, 7/1/2030	4,022		3,941
Pool # AM9219, 3.35%, 9/1/2030	1,911		1,888
Pool # AP9762, 4.00%, 10/1/2032	812		838
Pool # AP9632, 4.00%, 10/1/2032	928		959
Pool # AQ7084, 3.50%, 12/1/2032	936		947
Pool # AT4180, 3.50%, 5/1/2033	1,308		1,324
Pool # AT2703, 3.50%, 5/1/2033	2,240		2,268
Pool # AT4939, 3.50%, 5/1/2033	1,230		1,245
Pool # AT2954, 3.50%, 5/1/2033	1,405		1,422
Pool # 754922, 5.50%, 9/1/2033	162		176
Pool # 762520, 4.00%, 11/1/2033	585		593
Pool # AM8922, 3.03%, 6/1/2035	2,992		2,881
Pool # AM9188, 3.12%, 6/1/2035	7,000		6,584
Pool # 849215, 6.50%, 1/1/2036	31		33
Pool # 872740, 6.50%, 6/1/2036	89		97
Pool # 886320, 6.50%, 7/1/2036	26		27
Pool # 888796, 6.00%, 9/1/2037	108		116
Pool # AO9352, 4.00%, 7/1/2042	971		998
Pool # AO7225, 4.00%, 7/1/2042	915		941
Pool # MA1125, 4.00%, 7/1/2042	1,537		1,580
Pool # AR1397, 3.00%, 1/1/2043	2,028		1,981
Pool # MA1711, 4.50%, 12/1/2043	4,237		4,452
Pool # MA1828, 4.50%, 3/1/2044	3,138		3,297
GNMA I, 30 Year, Single Family
Pool # 313110, 7.50%, 11/15/2022	—	(i)	—	(i)
Pool # 345288, 7.50%, 3/15/2023	1		1
Pool # 782507, 9.50%, 10/15/2024	56		59
Pool # 554108, 6.50%, 3/15/2028	50		56
Pool # 481872, 7.50%, 7/15/2028	5		5
Pool # 468149, 8.00%, 8/15/2028	5		5
Pool # 486537, 7.50%, 9/15/2028	16		17
Pool # 486631, 6.50%, 10/15/2028	7		8
Pool # 591882, 6.50%, 7/15/2032	16		18
Pool # 607645, 6.50%, 2/15/2033	49		55
Pool # 607724, 7.00%, 2/15/2033	39		42
Pool # 604209, 6.50%, 4/15/2033	48		54
Pool # 781614, 7.00%, 6/15/2033	79		91
GNMA II, 30 Year, Single Family
Pool # 2006, 8.50%, 5/20/2025	16		17
Pool # 2141, 8.00%, 12/20/2025	2		2
Pool # 2234, 8.00%, 6/20/2026	7		8
Pool # 2270, 8.00%, 8/20/2026	4		5
Pool # 2285, 8.00%, 9/20/2026	4		5
Pool # 2324, 8.00%, 11/20/2026	5		6
Pool # 2499, 8.00%, 10/20/2027	9		10
Pool # 2512, 8.00%, 11/20/2027	10		11
Pool # 2525, 8.00%, 12/20/2027	4		5
Pool # 2549, 7.50%, 2/20/2028	8		8
Pool # 2646, 7.50%, 9/20/2028	22		25
Pool # 2647, 8.00%, 9/20/2028	3		3
Pool # 3427, 4.50%, 8/20/2033	141		148
Pool # 4245, 6.00%, 9/20/2038	1,095		1,211
Pool # AK8806, 4.25%, 3/20/2045	1,736		1,813

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
MORTGAGE-BACKED SECURITIES — continued
GNMA II, Other
Pool # AC0979, 4.47%, 4/20/2063 (h)	1,582	1,623
Pool # AC0973, 4.46%, 5/20/2063 (h)	2,675	2,732

TOTAL MORTGAGE-BACKED SECURITIES (Cost $342,551)		336,543

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.5%
Acre 12/15/2020 ‡	3,785	3,785
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	7,268	7,450
Series 2005-J1, Class 1A4, IF, IO, 3.14%, 2/25/2035 ‡ (h)	1,204	30
Series 2005-1CB, Class 1A6, IF, IO, 5.14%, 3/25/2035 ‡ (h)	913	121
Series 2005-22T1, Class A2, IF, IO, 3.11%, 6/25/2035 ‡ (h)	4,942	461
Series 2005-20CB, Class 3A8, IF, IO, 2.79%, 7/25/2035 ‡ (h)	2,467	214
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	2,433	2,347
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	93	72
Series 2005-37T1, Class A2, IF, IO, 3.09%, 9/25/2035 ‡ (h)	3,582	364
Series 2005-54CB, Class 1A2, IF, IO, 2.89%, 11/25/2035 ‡ (h)	4,640	415
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,844	1,748
Series 2005-57CB, Class 3A2, IF, IO, 3.14%, 12/25/2035 ‡ (h)	1,046	99
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	805	796
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	1,302	1,080
Angel Oak Mortgage Trust LLC
Series 2015-1, Class A, 4.50%, 11/25/2045 (a) (d)	138	138
Series 2015-1, Class M, 5.50%, 11/25/2045 ‡ (a) (d)	533	534
ASG Resecuritization Trust
Series 2011-1, Class 3A50, 3.89%, 11/28/2035 (a) (h)	122	122
Banc of America Alternative Loan Trust
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	23	22
Series 2005-5, Class 1CB1, 5.50%, 6/25/2035	671	634
Series 2005-6, Class CBIO, IO, 5.50%, 7/25/2035 ‡	1,662	348
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	455	371
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	173	146
Series 2004-2, Class 30PO, PO, 9/20/2034 ‡	102	93
Series 2004-C, Class 1A1, 3.88%, 12/20/2034 (h)	155	156
Series 2005-E, Class 4A1, 3.68%, 3/20/2035 (h)	309	313
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	273	264
Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	212	176
Series 2005-8, Class 30PO, PO, 1/25/2036 ‡ (h)	113	85
Series 2006-A, Class 3A2, 3.68%, 2/20/2036 (h)	292	275
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 3.86%, 2/25/2034 (h)	91	91
Series 2004-J, Class 3A1, 3.75%, 11/25/2034 (h)	377	378
BCAP LLC Trust
Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (a) (h)	133	136
Series 2010-RR7, Class 2A1, 3.56%, 7/26/2045 (a) (h)	741	733
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 3.62%, 10/25/2033 (h)	67	66
Series 2004-1, Class 12A1, 3.86%, 4/25/2034 (h)	368	370
Series 2004-2, Class 14A, 3.83%, 5/25/2034 (h)	61	62
Series 2006-1, Class A1, 3.67%, 2/25/2036 (h)	1,524	1,532
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	17	17
Series 2004-J8, Class 1A2, 4.75%, 11/25/2019	15	15
Series 2004-HYB1, Class 2A, 3.47%, 5/20/2034 (h)	83	83
Series 2004-HYB3, Class 2A, 3.58%, 6/20/2034 (h)	410	413
Series 2004-7, Class 2A1, 3.96%, 6/25/2034 (h)	240	246
Series 2004-HYB6, Class A3, 3.53%, 11/20/2034 (h)	276	282
Series 2005-16, Class A23, 5.50%, 9/25/2035	518	505
Series 2005-22, Class 2A1, 3.45%, 11/25/2035 (h)	1,374	1,227

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)		Value($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class APO, PO, 8/25/2035 ‡	50		45
Series 2005-8, Class APO, PO, 11/25/2035 ‡	93		80
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 12/25/2018 ‡	1		1
Series 2003-HYB1, Class A, 3.74%, 9/25/2033 (h)	70		71
Citigroup Mortgage Loan Trust
Series 2009-10, Class 2A1A, 7.00%, 12/25/2035 (a) (h)	96		98
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (h)	465		479
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UST1, Class PO1, PO, 12/25/2018 ‡	5		5
Series 2003-UST1, Class PO3, PO, 12/25/2018 ‡	1		1
Series 2003-UST1, Class A1, 5.50%, 12/25/2018	27		27
Series 2003-1, Class PO3, PO, 9/25/2033 ‡	33		31
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	28		28
Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	46		44
Series 2003-1, Class PO2, PO, 10/25/2033 ‡	45		39
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	90		91
Series 2004-UST1, Class A6, 3.81%, 8/25/2034 (h)	81		79
Series 2005-1, Class 2A1A, 3.06%, 2/25/2035 (h)	248		217
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	272		279
Series 2005-5, Class 1A2, 3.95%, 8/25/2035 (h)	308		256
Conix Mortgage Asset Trust
Series 2013-1, Class A, 12/25/2047 ‡ (h) (j)	1,079		116
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-5, Class 5P, PO, 8/25/2019 ‡	2		2
Series 2003-1, Class DB1, 6.74%, 2/25/2033 (h)	359		363
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	127		131
Series 2003-25, Class 1P, PO, 10/25/2033 ‡	243		220
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	1,889		1,932
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	2,929		2,931
FHLMC - GNMA
Series 8, Class ZA, 7.00%, 3/25/2023	70		74
FHLMC REMIC
Series 2637, Class SA, IF, IO, 4.18%, 6/15/2018 (h)	—	(i)	—	(i)
Series 2631, Class LC, 4.50%, 6/15/2018	1		1
Series 2636, Class Z, 4.50%, 6/15/2018	—	(i)	—	(i)
Series 2651, Class VZ, 4.50%, 7/15/2018	2		2
Series 2675, Class CK, 4.00%, 9/15/2018	44		44
Series 2695, Class DG, 4.00%, 10/15/2018	9		9
Series 2134, Class PI, IO, 6.50%, 3/15/2019	2		—	(i)
Series 2783, Class AT, 4.00%, 4/15/2019	38		39
Series 2809, Class UC, 4.00%, 6/15/2019	105		105
Series 2934, Class EC, PO, 2/15/2020	87		86
Series 2922, Class JN, 4.50%, 2/15/2020	13		13
Series 2934, Class HI, IO, 5.00%, 2/15/2020	73		2
Series 2934, Class KI, IO, 5.00%, 2/15/2020	55		2
Series 2958, Class QD, 4.50%, 4/15/2020	—	(i)	—	(i)
Series 2965, Class GD, 4.50%, 4/15/2020	199		201
Series 23, Class F, 9.60%, 4/15/2020	—	(i)	—	(i)
Series 3068, Class QB, 4.50%, 6/15/2020	40		40
Series 47, Class F, 10.00%, 6/15/2020	—	(i)	—	(i)
Series 1807, Class G, 9.00%, 10/15/2020	1		1
Series 99, Class Z, 9.50%, 1/15/2021	—	(i)	—	(i)
Series 1045, Class G, HB, 1,066.21%, 2/15/2021	—	(i)	—	(i)
Series 1065, Class J, 9.00%, 4/15/2021	2		2
Series 1084, Class F, 2.87%, 5/15/2021 (h)	1		1
Series 1079, Class S, HB, IF, 27.48%, 5/15/2021 (h)	—	(i)	—	(i)
Series 1084, Class S, HB, IF, 36.59%, 5/15/2021 (h)	—	(i)	—	(i)

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)		Value($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 1116, Class I, 5.50%, 8/15/2021	2		2
Series 1144, Class KB, 8.50%, 9/15/2021	4		4
Series 1172, Class L, HB, 1,181.25%, 11/15/2021 (h)	—	(i)	—	(i)
Series 1196, Class B, HB, IF, 962.15%, 1/15/2022 (h)	—	(i)	—	(i)
Series 1250, Class J, 7.00%, 5/15/2022	3		3
Series 1343, Class LB, 7.50%, 8/15/2022	8		9
Series 1343, Class LA, 8.00%, 8/15/2022	7		7
Series 1370, Class JA, 3.07%, 9/15/2022 (h)	14		14
Series 2512, Class PG, 5.50%, 10/15/2022	154		160
Series 1455, Class WB, IF, 3.72%, 12/15/2022 (h)	14		14
Series 2535, Class BK, 5.50%, 12/15/2022	81		84
Series 1470, Class F, 1.81%, 2/15/2023 (h)	1		1
Series 2568, Class KG, 5.50%, 2/15/2023	209		218
Series 1466, Class PZ, 7.50%, 2/15/2023	71		76
Series 1498, Class I, 3.07%, 4/15/2023 (h)	76		78
Series 1502, Class PX, 7.00%, 4/15/2023	115		122
Series 1798, Class F, 5.00%, 5/15/2023	93		96
Series 1505, Class Q, 7.00%, 5/15/2023	12		13
Series 1518, Class G, IF, 7.03%, 5/15/2023 (h)	30		32
Series 204, Class E, HB, IF, 1,511.36%, 5/15/2023 (h)	—	(i)	—	(i)
Series 1541, Class O, 2.26%, 7/15/2023 (h)	27		27
Series 2638, Class DS, IF, 6.68%, 7/15/2023 (h)	19		19
Series 1541, Class M, HB, IF, 24.28%, 7/15/2023 (h)	10		13
Series 1570, Class F, 2.32%, 8/15/2023 (h)	3		3
Series 1608, Class L, 6.50%, 9/15/2023	272		290
Series 1573, Class PZ, 7.00%, 9/15/2023	90		96
Series 2571, Class SK, HB, IF, 26.23%, 9/15/2023 (h)	40		54
Series 1591, Class PV, 6.25%, 10/15/2023	60		63
Series 1602, Class SA, IF, 16.51%, 10/15/2023 (h)	27		32
Series 2710, Class HB, 5.50%, 11/15/2023	555		579
Series 1642, Class PJ, 6.00%, 11/15/2023	131		137
Series 2716, Class UN, 4.50%, 12/15/2023	337		350
Series 1638, Class H, 6.50%, 12/15/2023	184		193
Series 2283, Class K, 6.50%, 12/15/2023	99		104
Series 1700, Class GA, PO, 2/15/2024	36		35
Series 1865, Class D, PO, 2/15/2024	39		35
Series 1760, Class ZD, 2.38%, 2/15/2024 (h)	242		239
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (h)	14		18
Series 1686, Class SH, IF, 14.92%, 2/15/2024 (h)	6		7
Series 1709, Class FA, 2.03%, 3/15/2024 (h)	4		4
Series 1699, Class FC, 2.52%, 3/15/2024 (h)	8		8
Series 1695, Class EB, 7.00%, 3/15/2024	43		46
Series 1706, Class K, 7.00%, 3/15/2024	119		127
Series 2033, Class SN, HB, IF, 27.78%, 3/15/2024 (h)	20		6
Series 2306, Class K, PO, 5/15/2024	20		18
Series 2306, Class SE, IF, IO, 7.72%, 5/15/2024 (h)	47		7
Series 1745, Class D, 7.50%, 8/15/2024	20		22
Series 3720, Class A, 4.50%, 9/15/2025	225		233
Series 3131, Class BK, 5.50%, 3/15/2026	758		805
Series 1829, Class ZB, 6.50%, 3/15/2026	20		21
Series 1863, Class Z, 6.50%, 7/15/2026	24		27
Series 1890, Class H, 7.50%, 9/15/2026	23		25
Series 1899, Class ZE, 8.00%, 9/15/2026	77		87
Series 3229, Class HE, 5.00%, 10/15/2026	712		739
Series 1963, Class Z, 7.50%, 1/15/2027	55		62
Series 1935, Class FL, 2.62%, 2/15/2027 (h)	4		4

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 1981, Class Z, 6.00%, 5/15/2027	91	97
Series 1970, Class PG, 7.25%, 7/15/2027	6	7
Series 1987, Class PE, 7.50%, 9/15/2027	38	42
Series 2019, Class Z, 6.50%, 12/15/2027	77	83
Series 2038, Class PN, IO, 7.00%, 3/15/2028	69	13
Series 2040, Class PE, 7.50%, 3/15/2028	147	164
Series 4251, Class KW, 2.50%, 4/15/2028	3,684	3,433
Series 2043, Class CJ, 6.50%, 4/15/2028	20	23
Series 2054, Class PV, 7.50%, 5/15/2028	97	109
Series 2075, Class PM, 6.25%, 8/15/2028	207	221
Series 2075, Class PH, 6.50%, 8/15/2028	185	201
Series 2086, Class GB, 6.00%, 9/15/2028	53	57
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	88	10
Series 2095, Class PE, 6.00%, 11/15/2028	244	263
Series 2125, Class JZ, 6.00%, 2/15/2029	84	91
Series 2136, Class PG, 6.00%, 3/15/2029	104	112
Series 2132, Class SB, HB, IF, 22.29%, 3/15/2029 (h)	19	28
Series 2141, IO, 7.00%, 4/15/2029	29	3
Series 2169, Class TB, 7.00%, 6/15/2029	308	341
Series 2163, Class PC, IO, 7.50%, 6/15/2029	33	4
Series 2172, Class QC, 7.00%, 7/15/2029	190	212
Series 2176, Class OJ, 7.00%, 8/15/2029	166	186
Series 2201, Class C, 8.00%, 11/15/2029	88	98
Series 2209, Class TC, 8.00%, 1/15/2030	84	97
Series 2210, Class Z, 8.00%, 1/15/2030	148	170
Series 2224, Class CB, 8.00%, 3/15/2030	31	36
Series 2230, Class Z, 8.00%, 4/15/2030	80	92
Series 2234, Class PZ, 7.50%, 5/15/2030	62	71
Series 2247, Class Z, 7.50%, 8/15/2030	65	73
Series 2256, Class MC, 7.25%, 9/15/2030	96	109
Series 2259, Class ZM, 7.00%, 10/15/2030	120	134
Series 2261, Class ZY, 7.50%, 10/15/2030	1	1
Series 2262, Class Z, 7.50%, 10/15/2030	18	20
Series 2271, Class PC, 7.25%, 12/15/2030	157	177
Series 2296, Class PD, 7.00%, 3/15/2031	79	88
Series 2313, Class LA, 6.50%, 5/15/2031	80	92
Series 2325, Class PM, 7.00%, 6/15/2031	101	113
Series 2359, Class ZB, 8.50%, 6/15/2031	236	267
Series 2344, Class ZD, 6.50%, 8/15/2031	793	912
Series 2344, Class ZJ, 6.50%, 8/15/2031	64	72
Series 2345, Class NE, 6.50%, 8/15/2031	60	66
Series 2351, Class PZ, 6.50%, 8/15/2031	63	72
Series 2353, Class AZ, 6.00%, 9/15/2031	460	487
Series 2367, Class ME, 6.50%, 10/15/2031	118	132
Series 2396, Class FM, 2.37%, 12/15/2031 (h)	282	282
Series 2399, Class OH, 6.50%, 1/15/2032	153	169
Series 2399, Class TH, 6.50%, 1/15/2032	205	226
Series 2464, Class SI, IF, IO, 6.08%, 2/15/2032 (h)	365	61
Series 2410, Class OE, 6.38%, 2/15/2032	78	83
Series 2410, Class NG, 6.50%, 2/15/2032	207	228
Series 2420, Class XK, 6.50%, 2/15/2032	250	276
Series 2410, Class QX, IF, IO, 6.73%, 2/15/2032 (h)	86	18
Series 2412, Class SP, IF, 12.26%, 2/15/2032 (h)	180	212
Series 2410, Class QS, IF, 14.51%, 2/15/2032 (h)	141	183
Series 2444, Class ES, IF, IO, 6.03%, 3/15/2032 (h)	146	26
Series 2450, Class SW, IF, IO, 6.08%, 3/15/2032 (h)	117	20

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)		Value($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2430, Class WF, 6.50%, 3/15/2032	382		427
Series 2423, Class MC, 7.00%, 3/15/2032	222		247
Series 2423, Class MT, 7.00%, 3/15/2032	195		219
Series 2435, Class CJ, 6.50%, 4/15/2032	257		284
Series 2434, Class TC, 7.00%, 4/15/2032	228		253
Series 2436, Class MC, 7.00%, 4/15/2032	165		182
Series 2455, Class GK, 6.50%, 5/15/2032	410		449
Series 2450, Class GZ, 7.00%, 5/15/2032	110		124
Series 2462, Class JG, 6.50%, 6/15/2032	176		195
Series 2466, Class PH, 6.50%, 6/15/2032	316		349
Series 2474, Class NR, 6.50%, 7/15/2032	163		184
Series 2484, Class LZ, 6.50%, 7/15/2032	206		234
Series 2500, Class MC, 6.00%, 9/15/2032	210		231
Series 2650, Class SO, PO, 12/15/2032	—	(i)	—	(i)
Series 2835, Class QO, PO, 12/15/2032	30		25
Series 2543, Class YX, 6.00%, 12/15/2032	370		407
Series 2544, Class HC, 6.00%, 12/15/2032	336		372
Series 2552, Class ME, 6.00%, 1/15/2033	465		513
Series 2567, Class QD, 6.00%, 2/15/2033	396		438
Series 2575, Class ME, 6.00%, 2/15/2033	1,064		1,157
Series 2596, Class QG, 6.00%, 3/15/2033	278		291
Series 2586, Class WI, IO, 6.50%, 3/15/2033	135		25
Series 2692, Class SC, IF, 9.45%, 7/15/2033 (h)	65		73
Series 4240, Class B, 3.00%, 8/15/2033	2,501		2,385
Series 3920, Class LP, 5.00%, 1/15/2034	1,062		1,119
Series 2744, Class PE, 5.50%, 2/15/2034	57		58
Series 3611, PO, 7/15/2034	70		60
Series 2990, Class UZ, 5.75%, 6/15/2035	2,382		2,615
Series 3004, Class EK, 5.50%, 7/15/2035	1,233		1,233
Series 3014, Class OD, PO, 8/15/2035	55		49
Series 3085, Class WF, 2.72%, 8/15/2035 (h)	190		194
Series 3151, Class UC, 5.50%, 8/15/2035	50		51
Series 3047, Class OD, 5.50%, 10/15/2035	944		1,031
Series 3074, Class BH, 5.00%, 11/15/2035	679		708
Series 3064, Class MC, 5.50%, 11/15/2035	3,095		3,270
Series 3102, Class FB, 2.22%, 1/15/2036(h)	292		292
Series 3102, Class HS, IF, 17.53%, 1/15/2036 (h)	71		94
Series 3117, Class EO, PO, 2/15/2036	440		374
Series 3117, Class OK, PO, 2/15/2036	256		216
Series 3134, PO, 3/15/2036	64		56
Series 3152, Class MO, PO, 3/15/2036	326		277
Series 3122, Class ZB, 6.00%, 3/15/2036	22		29
Series 3138, PO, 4/15/2036	318		281
Series 3607, Class BO, PO, 4/15/2036	146		124
Series 3219, Class DI, IO, 6.00%, 4/15/2036	238		49
Series 3819, Class ZQ, 6.00%, 4/15/2036	1,392		1,536
Series 3149, Class SO, PO, 5/15/2036	30		24
Series 3233, Class OP, PO, 5/15/2036	102		86
Series 3171, Class MO, PO, 6/15/2036	70		63
Series 3179, Class OA, PO, 7/15/2036	269		233
Series 3194, Class SA, IF, IO, 5.18%, 7/15/2036 (h)	44		3
Series 3211, Class SO, PO, 9/15/2036	298		256
Series 3218, Class AO, PO, 9/15/2036	135		104
Series 3232, Class ST, IF, IO, 4.78%, 10/15/2036 (h)	327		48
Series 3256, PO, 12/15/2036	182		153
Series 3261, Class OA, PO, 1/15/2037	221		187
Series 3260, Class CS, IF, IO, 4.22%, 1/15/2037 (h)	406		55
Series 3274, Class JO, PO, 2/15/2037	64		57
Series 3275, Class FL, 2.36%, 2/15/2037 (h)	64		64

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 3290, Class SB, IF, IO, 4.53%, 3/15/2037 (h)	433	49
Series 3318, Class AO, PO, 5/15/2037	26	19
Series 3607, PO, 5/15/2037	290	245
Series 3315, Class HZ, 6.00%, 5/15/2037	391	396
Series 3326, Class JO, PO, 6/15/2037	22	20
Series 3331, PO, 6/15/2037	206	182
Series 3607, Class OP, PO, 7/15/2037	621	531
Series 4048, Class FJ, 2.31%, 7/15/2037 (h)	1,333	1,333
Series 3747, Class HI, IO, 4.50%, 7/15/2037	228	3
Series 3759, Class HI, IO, 4.00%, 8/15/2037	285	8
Series 3760, Class GI, IO, 4.00%, 10/15/2037	238	5
Series 3385, Class SN, IF, IO, 4.08%, 11/15/2037 (h)	91	8
Series 3387, Class SA, IF, IO, 4.50%, 11/15/2037 (h)	309	30
Series 3422, Class AI, 0.25%, 1/15/2038 (d)	2,068	17
Series 3404, Class SC, IF, IO, 4.08%, 1/15/2038 (h)	502	65
Series 3424, Class PI, IF, IO, 4.88%, 4/15/2038 (h)	350	44
Series 3481, Class SJ, IF, IO, 3.93%, 8/15/2038 (h)	616	70
Series 3511, Class SA, IF, IO, 4.08%, 2/15/2039 (h)	381	46
Series 3804, Class FN, 2.37%, 3/15/2039 (h)	35	35
Series 3549, Class FA, 3.12%, 7/15/2039 (h)	68	70
Series 3997, Class PF, 2.37%, 11/15/2039 (h)	235	236
Series 3621, Class BO, PO, 1/15/2040	220	189
Series 3747, Class PY, 4.00%, 10/15/2040	1,000	1,017
Series 3925, Class FL, 2.37%, 1/15/2041 (h)	682	686
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (h)	321	324
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (h)	1,097	1,142
Series 3957, Class B, 4.00%, 11/15/2041	476	486
Series 3966, Class NA, 4.00%, 12/15/2041	737	763
Series 4217, Class KY, 3.00%, 6/15/2043	2,000	1,867
Series 4374, Class NC, 3.75%, 2/15/2046 (d)	2,153	2,181
FHLMC STRIPS
Series 243, Class 16, IO, 4.50%, 11/15/2020	28	1
Series 243, Class 17, IO, 4.50%, 12/15/2020	76	2
Series 134, Class B, IO, 9.00%, 4/1/2022	1	—	(i)
Series 233, Class 11, IO, 5.00%, 9/15/2035	517	100
Series 233, Class 13, IO, 5.00%, 9/15/2035	722	155
Series 299, Class 300, 3.00%, 1/15/2043	5,490	5,413
Series 310, PO, Zero Coupon, 9/15/2043	1,770	1,410
Series 323, Class 300, 3.00%, 1/15/2044	3,437	3,348
FHLMC Structured Pass-Through Securities Certificates
Series T-41, Class 3A, 5.58%, 7/25/2032 (h)	348	361
Series T-76, Class 2A, 4.17%, 10/25/2037 (h)	1,158	1,171
Series T-51, Class 2A, 7.50%, 8/25/2042 (h)	223	260
Series T-54, Class 2A, 6.50%, 2/25/2043	1,278	1,448
Series T-54, Class 3A, 7.00%, 2/25/2043	367	416
Series T-58, Class APO, PO, 9/25/2043	135	108
Series T-59, Class 1AP, PO, 10/25/2043	306	230
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 3.72%, 10/25/2034 (h)	411	408
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	766	646
Series 2007-FA4, Class 1A2, IF, IO, 3.69%, 8/25/2037 ‡ (h)	1,487	253
First Horizon Mortgage Pass-Through Trust
Series 2005-AR1, Class 2A2, 3.99%, 4/25/2035 (h)	388	396
FN 1/1/2028 (k)	4,800	4,815
FNMA Grantor Trust
Series 2002-T19, Class A2, 7.00%, 7/25/2042	636	712
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	442	499
FNMA REMIC
Series 2003-76, Class GQ, 4.50%, 8/25/2018	1	1
Series 2003-81, Class LC, 4.50%, 9/25/2018	11	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)		Value($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2003-128, Class NG, 4.00%, 1/25/2019	7		7
Series 2004-27, Class HB, 4.00%, 5/25/2019	137		137
Series 2004-76, Class CL, 4.00%, 10/25/2019	5		5
Series 1989-70, Class G, 8.00%, 10/25/2019	1		1
Series 1989-83, Class H, 8.50%, 11/25/2019	1		1
Series 1989-89, Class H, 9.00%, 11/25/2019	—	(i)	1
Series 1989-78, Class H, 9.40%, 11/25/2019	1		1
Series 1990-1, Class D, 8.80%, 1/25/2020	1		1
Series 1990-60, Class K, 5.50%, 6/25/2020	—	(i)	—	(i)
Series 1990-63, Class H, 9.50%, 6/25/2020	—	(i)	—	(i)
Series 1990-93, Class G, 5.50%, 8/25/2020	—	(i)	—	(i)
Series 1990-102, Class J, 6.50%, 8/25/2020	4		4
Series 1990-94, Class H, HB, 505.00%, 8/25/2020	—	(i)	—	(i)
Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(i)	—	(i)
Series 1990-120, Class H, 9.00%, 10/25/2020	4		4
Series 1990-134, Class SC, IF, 18.66%, 11/25/2020 (h)	—	(i)	1
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(i)	—	(i)
Series 1991-7, Class K, HB, 908.50%, 2/25/2021	—	(i)	—	(i)
Series 1991-24, Class Z, 5.00%, 3/25/2021	2		2
Series 2001-4, Class PC, 7.00%, 3/25/2021	32		33
Series G-17, Class S, HB, 879.55%, 6/25/2021 (h)	—	(i)	—	(i)
Series 2001-48, Class Z, 6.50%, 9/25/2021	286		299
Series G-28, Class S, IF, 13.14%, 9/25/2021 (h)	1		1
Series G-35, Class M, 8.75%, 10/25/2021	5		5
Series G-51, Class SA, HB, IF, 21.70%, 12/25/2021 (h)	1		1
Series 2002-1, Class HC, 6.50%, 2/25/2022	28		29
Series 2007-15, Class NO, PO, 3/25/2022	63		61
Series 1992-101, Class J, 7.50%, 6/25/2022	1		1
Series G92-42, Class Z, 7.00%, 7/25/2022	5		5
Series G92-35, Class E, 7.50%, 7/25/2022	39		41
Series G92-44, Class ZQ, 8.00%, 7/25/2022	3		3
Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(i)	—	(i)
Series 1992-136, Class PK, 6.00%, 8/25/2022	12		13
Series 1996-59, Class J, 6.50%, 8/25/2022	9		9
Series G92-52, Class FD, 1.98%, 9/25/2022 (h)	6		6
Series 1992-143, Class MA, 5.50%, 9/25/2022	8		9
Series G92-54, Class ZQ, 7.50%, 9/25/2022	33		35
Series 1992-163, Class M, 7.75%, 9/25/2022	29		31
Series G92-62, Class B, PO, 10/25/2022	8		8
Series G92-59, Class F, 1.52%, 10/25/2022 (h)	5		5
Series G92-61, Class Z, 7.00%, 10/25/2022	14		15
Series 1992-188, Class PZ, 7.50%, 10/25/2022	53		57
Series G93-1, Class KA, 7.90%, 1/25/2023	47		51
Series G93-5, Class Z, 6.50%, 2/25/2023	12		12
Series 1997-61, Class ZC, 7.00%, 2/25/2023	205		218
Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (h)	8		10
Series 2008-19, Class IC, IO, 5.00%, 3/25/2023	4		—	(i)
Series G93-14, Class J, 6.50%, 3/25/2023	15		16
Series 1993-25, Class J, 7.50%, 3/25/2023	34		36
Series 1993-21, Class KA, 7.70%, 3/25/2023	20		22
Series 1998-4, Class C, PO, 4/25/2023	5		5
Series 2008-24, Class DY, 5.00%, 4/25/2023	10		10
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (h)	33		35
Series 1998-43, Class SA, IF, IO, 15.70%, 4/25/2023 (h)	40		10
Series 1993-62, Class SA, IF, 18.63%, 4/25/2023 (h)	12		14
Series 2003-39, Class LW, 5.50%, 5/25/2023	407		425

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2003-41, Class PE, 5.50%, 5/25/2023	211	218
Series 2008-47, Class SI, IF, IO, 4.54%, 6/25/2023 (h)	171	7
Series 2003-83, Class PG, 5.00%, 6/25/2023	115	116
Series G93-27, Class FD, 2.84%, 8/25/2023 (h)	28	29
Series 1999-38, Class SK, IF, IO, 6.09%, 8/25/2023 (h)	8	1
Series 2002-83, Class CS, 6.88%, 8/25/2023	223	235
Series 1996-14, Class SE, IF, IO, 7.87%, 8/25/2023 (h)	114	16
Series 1993-205, Class H, PO, 9/25/2023	19	18
Series G93-37, Class H, PO, 9/25/2023	7	7
Series 2008-76, Class GF, 2.61%, 9/25/2023 (h)	7	7
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (h)	15	16
Series 1993-165, Class SD, IF, 13.13%, 9/25/2023 (h)	7	7
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (h)	7	8
Series 1999-52, Class NS, IF, 17.89%, 10/25/2023 (h)	19	24
Series 1993-179, Class SB, HB, IF, 26.19%, 10/25/2023 (h)	10	13
Series 1995-19, Class Z, 6.50%, 11/25/2023	128	143
Series 1993-230, Class FA, 2.56%, 12/25/2023 (h)	11	11
Series 1993-247, Class FE, 2.96%, 12/25/2023 (h)	26	26
Series 1993-225, Class UB, 6.50%, 12/25/2023	32	34
Series 1993-247, Class SU, IF, 12.13%, 12/25/2023 (h)	12	14
Series 2002-1, Class UD, IF, 17.64%, 12/25/2023 (h)	26	31
Series 2009-9, IO, 5.00%, 2/25/2024	120	4
Series 2009-18, IO, 5.00%, 3/25/2024	62	2
Series 1994-37, Class L, 6.50%, 3/25/2024	103	109
Series 1994-40, Class Z, 6.50%, 3/25/2024	592	632
Series 2004-53, Class NC, 5.50%, 7/25/2024	115	120
Series 1995-2, Class Z, 8.50%, 1/25/2025	27	28
Series G95-1, Class C, 8.80%, 1/25/2025	24	26
Series 1997-20, IO, 1.84%, 3/25/2027 (h)	76	2
Series 1997-27, Class J, 7.50%, 4/18/2027	10	11
Series 1997-29, Class J, 7.50%, 4/20/2027	23	26
Series 1997-39, Class PD, 7.50%, 5/20/2027	150	169
Series 1997-42, Class ZC, 6.50%, 7/18/2027	12	14
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	41	4
Series 1998-36, Class ZB, 6.00%, 7/18/2028	65	72
Series 1998-66, Class SB, IF, IO, 6.19%, 12/25/2028 (h)	67	5
Series 1999-18, Class Z, 5.50%, 4/18/2029	170	182
Series 1999-17, Class C, 6.35%, 4/25/2029	44	47
Series 1999-62, Class PB, 7.50%, 12/18/2029	66	74
Series 2000-2, Class ZE, 7.50%, 2/25/2030	226	253
Series 2013-103, Class VG, 3.00%, 3/25/2030	3,500	3,449
Series 2000-20, Class SA, IF, IO, 7.14%, 7/25/2030 (h)	128	17
Series 2000-52, IO, 8.50%, 1/25/2031	18	4
Series 2001-7, Class PF, 7.00%, 3/25/2031	42	47
Series 2011-31, Class DB, 3.50%, 4/25/2031	2,500	2,535
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	143	31
Series 2001-30, Class PM, 7.00%, 7/25/2031	137	155
Series 2001-36, Class DE, 7.00%, 8/25/2031	144	160
Series 2001-49, Class Z, 6.50%, 9/25/2031	36	40
Series 2001-44, Class MY, 7.00%, 9/25/2031	375	423
Series 2001-44, Class PD, 7.00%, 9/25/2031	46	52
Series 2001-44, Class PU, 7.00%, 9/25/2031	67	76
Series 2001-52, Class KB, 6.50%, 10/25/2031	42	44
Series 2003-52, Class SX, IF, 17.07%, 10/25/2031 (h)	80	110
Series 2001-61, Class Z, 7.00%, 11/25/2031	468	529
Series 2001-72, Class SX, IF, 12.90%, 12/25/2031 (h)	12	14

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2002-1, Class SA, IF, 18.82%, 2/25/2032 (h)	19	26
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (h)	469	23
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (h)	6	8
Series 2002-21, Class LO, PO, 4/25/2032	14	12
Series 2002-21, Class PE, 6.50%, 4/25/2032	135	149
Series 2002-28, Class PK, 6.50%, 5/25/2032	343	378
Series 2012-66, Class CB, 3.00%, 6/25/2032	3,000	2,893
Series 2002-37, Class Z, 6.50%, 6/25/2032	89	99
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	385	57
Series 2002-48, Class GH, 6.50%, 8/25/2032	480	536
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (h)	56	62
Series 2004-59, Class BG, PO, 12/25/2032	174	149
Series 2002-77, Class S, IF, 10.89%, 12/25/2032 (h)	77	88
Series 2003-22, Class UD, 4.00%, 4/25/2033	1,566	1,610
Series 2003-35, Class UC, 3.75%, 5/25/2033	18	19
Series 2003-42, Class GB, 4.00%, 5/25/2033	90	92
Series 2003-34, Class AX, 6.00%, 5/25/2033	299	327
Series 2003-34, Class ED, 6.00%, 5/25/2033	1,205	1,268
Series 2003-39, IO, 6.00%, 5/25/2033 (h)	59	13
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	491	102
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	862	106
Series 2004-4, Class QI, IF, IO, 5.14%, 6/25/2033 (h)	564	30
Series 2003-47, Class PE, 5.75%, 6/25/2033	224	244
Series 2004-4, Class QM, IF, 10.28%, 6/25/2033 (h)	53	57
Series 2003-64, Class SX, IF, 8.98%, 7/25/2033 (h)	66	73
Series 2004-36, Class SN, IF, 10.28%, 7/25/2033 (h)	105	106
Series 2003-132, Class OA, PO, 8/25/2033	44	42
Series 2003-71, Class DS, IF, 4.92%, 8/25/2033 (h)	404	397
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	482	82
Series 2003-74, Class SH, IF, 6.64%, 8/25/2033 (h)	61	67
Series 2003-91, Class SD, IF, 9.23%, 9/25/2033 (h)	106	117
Series 2013-101, Class AE, 3.00%, 10/25/2033	3,349	3,210
Series 2013-101, Class E, 3.00%, 10/25/2033	3,000	2,901
Series 2013-108, Class GU, 3.00%, 10/25/2033	4,000	3,863
Series 2003-116, Class SB, IF, IO, 5.64%, 11/25/2033 (h)	696	111
Series 2006-44, Class P, PO, 12/25/2033	1,119	929
Series 2004-25, Class PC, 5.50%, 1/25/2034	55	56
Series 2003-130, Class SX, IF, 8.58%, 1/25/2034 (h)	25	28
Series 2004-36, Class PC, 5.50%, 2/25/2034	39	39
Series 2004-10, Class SC, HB, IF, 20.76%, 2/25/2034 (h)	96	102
Series 2004-25, Class SA, IF, 14.14%, 4/25/2034 (h)	391	488
Series 2004-46, Class SK, IF, 11.11%, 5/25/2034 (h)	700	824
Series 2004-36, Class SA, IF, 14.14%, 5/25/2034 (h)	672	887
Series 2004-46, Class QB, IF, 16.16%, 5/25/2034 (h)	267	335
Series 2004-51, Class SY, IF, 10.32%, 7/25/2034 (h)	120	138
Series 2004-79, Class SP, IF, 14.41%, 11/25/2034 (h)	145	156
Series 2005-74, Class CS, IF, 14.63%, 5/25/2035 (h)	276	326
Series 2005-68, Class UC, 5.00%, 6/25/2035	201	203
Series 2005-68, Class BC, 5.25%, 6/25/2035	149	151
Series 2005-110, Class MN, 5.50%, 6/25/2035	158	158
Series 2005-52, Class PA, 6.50%, 6/25/2035	5	5
Series 2005-56, Class S, IF, IO, 4.75%, 7/25/2035 (h)	699	96
Series 2005-66, Class SG, IF, 12.48%, 7/25/2035 (h)	175	221
Series 2005-68, Class PG, 5.50%, 8/25/2035	684	734
Series 2005-84, Class XM, 5.75%, 10/25/2035	2,132	2,302
Series 2005-110, Class GL, 5.50%, 12/25/2035	4,326	4,735

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2006-46, Class UC, 5.50%, 12/25/2035	700	740
Series 2005-109, Class PC, 6.00%, 12/25/2035	807	866
Series 2006-15, Class OT, PO, 1/25/2036	29	29
Series 2006-39, Class WC, 5.50%, 1/25/2036	672	711
Series 2006-16, Class OA, PO, 3/25/2036	236	209
Series 2006-22, Class AO, PO, 4/25/2036	361	318
Series 2006-23, Class KO, PO, 4/25/2036	81	73
Series 2006-44, Class GO, PO, 6/25/2036	481	409
Series 2006-53, Class US, IF, IO, 4.62%, 6/25/2036 (h)	731	96
Series 2007-101, Class A2, 2.21%, 6/27/2036 (h)	492	483
Series 2006-56, PO, 7/25/2036	382	342
Series 2006-58, PO, 7/25/2036	214	183
Series 2006-58, Class AP, PO, 7/25/2036	412	358
Series 2006-65, Class QO, PO, 7/25/2036	328	281
Series 2006-56, Class FC, 2.25%, 7/25/2036 (h)	698	697
Series 2006-58, Class FL, 2.42%, 7/25/2036 (h)	53	54
Series 2006-60, Class DZ, 6.50%, 7/25/2036	4,330	5,007
Series 2006-72, Class TO, PO, 8/25/2036	62	55
Series 2006-79, Class DO, PO, 8/25/2036	264	232
Series 2007-7, Class SG, IF, IO, 4.54%, 8/25/2036 (h)	785	174
Series 2006-77, Class PC, 6.50%, 8/25/2036	1,138	1,252
Series 2006-90, Class AO, PO, 9/25/2036	218	197
Series 2008-42, Class AO, PO, 9/25/2036	108	96
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	1,339	252
Series 2006-109, PO, 11/25/2036	96	84
Series 2006-110, PO, 11/25/2036	612	520
Series 2006-111, Class EO, PO, 11/25/2036	66	57
Series 2006-124, Class HB, 3.50%, 11/25/2036 (h)	788	812
Series 2006-119, PO, 12/25/2036	66	59
Series 2006-118, Class A2, 2.02%, 12/25/2036 (h)	395	390
Series 2009-70, Class CO, PO, 1/25/2037	524	438
Series 2006-128, Class BP, 5.50%, 1/25/2037	337	348
Series 2007-77, Class FG, 2.46%, 3/25/2037 (h)	89	90
Series 2007-16, Class FC, 2.71%, 3/25/2037 (h)	160	164
Series 2007-14, Class ES, IF, IO, 4.48%, 3/25/2037 (h)	866	112
Series 2007-42, Class AO, PO, 5/25/2037	69	62
Series 2007-48, PO, 5/25/2037	152	134
Series 2007-54, Class FA, 2.36%, 6/25/2037 (h)	347	349
Series 2007-60, Class AX, IF, IO, 5.19%, 7/25/2037 (h)	2,414	471
Series 2012-14, Class FB, 2.41%, 8/25/2037 (h)	392	394
Series 2007-81, Class GE, 6.00%, 8/25/2037	378	404
Series 2007-88, Class VI, IF, IO, 4.58%, 9/25/2037 (h)	1,654	283
Series 2007-91, Class ES, IF, IO, 4.50%, 10/25/2037 (h)	1,198	160
Series 2007-106, Class A7, 6.05%, 10/25/2037 (h)	227	245
Series 2007-116, Class HI, IO, 1.14%, 1/25/2038 (h)	980	36
Series 2008-1, Class BI, IF, IO, 3.95%, 2/25/2038 (h)	468	54
Series 2008-16, Class IS, IF, IO, 4.24%, 3/25/2038 (h)	147	19
Series 2008-10, Class XI, IF, IO, 4.27%, 3/25/2038 (h)	331	27
Series 2008-27, Class SN, IF, IO, 4.94%, 4/25/2038 (h)	201	24
Series 2008-44, PO, 5/25/2038	13	11
Series 2008-53, Class CI, IF, IO, 5.24%, 7/25/2038 (h)	332	46
Series 2008-80, Class SA, IF, IO, 3.89%, 9/25/2038 (h)	700	73
Series 2008-81, Class SB, IF, IO, 3.89%, 9/25/2038 (h)	519	48
Series 2010-45, Class BD, 4.50%, 11/25/2038	90	90
Series 2010-148, Class MA, 4.00%, 2/25/2039	231	235
Series 2009-6, Class GS, IF, IO, 4.59%, 2/25/2039 (h)	670	102

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)		Value($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2009-62, Class HJ, 6.00%, 5/25/2039	278		296
Series 2009-60, Class HT, 6.00%, 8/25/2039	531		581
Series 2009-103, Class MB, 3.79%, 12/25/2039 (h)	376		403
Series 2009-99, Class SC, IF, IO, 4.22%, 12/25/2039 (h)	178		19
Series 2010-49, Class SC, IF, 8.74%, 3/25/2040 (h)	599		658
Series 2010-64, Class DM, 5.00%, 6/25/2040	328		347
Series 2010-71, Class HJ, 5.50%, 7/25/2040	466		510
Series 2010-147, Class SA, IF, IO, 4.57%, 1/25/2041 (h)	1,652		340
Series 2011-30, Class LS, IO, 1.45%, 4/25/2041 (h)	1,334		71
Series 2011-75, Class FA, 2.51%, 8/25/2041 (h)	356		360
Series 2011-118, Class MT, 7.00%, 11/25/2041	682		776
Series 2011-130, Class CA, 6.00%, 12/25/2041	1,071		1,183
Series 2013-81, Class TA, 3.00%, 2/25/2043	2,000		1,850
Series 2013-92, PO, 9/25/2043	1,593		1,236
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694		1,638
Series 2013-101, Class DO, PO, 10/25/2043	2,463		1,895
Series 2013-128, PO, 12/25/2043	3,068		2,425
Series 2011-2, Class WA, 5.82%, 2/25/2051 (h)	438		461
FNMA REMIC Trust
Series 2007-W7, Class 1A4, HB, IF, 27.42%, 7/25/2037 (h)	17		26
Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (h)	67		76
Series 2003-W1, Class 1A1, 5.42%, 12/25/2042 (h)	552		578
Series 2003-W1, Class 2A, 5.98%, 12/25/2042 (h)	229		250
Series 2009-W1, Class A, 6.00%, 12/25/2049	923		1,022
FNMA STRIPS
Series 339, Class 18, IO, 4.50%, 7/25/2018	—	(i)	—
Series 339, Class 21, IO, 4.50%, 8/25/2018	—	(i)	—	(i)
Series 355, Class 31, IO, 4.50%, 12/25/2018 (h)	4		—	(i)
Series 50, Class 2, IO, 10.50%, 3/25/2019	—	(i)	—	(i)
Series 368, Class 3, IO, 4.50%, 11/25/2020	9		—	(i)
Series 218, Class 2, IO, 7.50%, 4/25/2023	4		—	(i)
Series 265, Class 2, 9.00%, 3/25/2024	5		6
Series 329, Class 1, PO, 1/25/2033	60		53
Series 345, Class 6, IO, 5.00%, 12/25/2033 (h)	88		18
Series 351, Class 7, IO, 5.00%, 4/25/2034 (h)	286		58
Series 355, Class 11, IO, 6.00%, 7/25/2034	240		41
Series 365, Class 8, IO, 5.50%, 5/25/2036	373		85
Series 374, Class 5, IO, 5.50%, 8/25/2036	193		44
Series 393, Class 6, IO, 5.50%, 4/25/2037	72		13
Series 383, Class 32, IO, 6.00%, 1/25/2038	91		20
Series 383, Class 33, IO, 6.00%, 1/25/2038	240		47
FNMA Trust
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	141		159
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	313		350
Series 2004-W15, Class 2AF, 2.21%, 8/25/2044 (h)	422		420
Series 2005-W3, Class 2AF, 2.18%, 3/25/2045 (h)	1,169		1,164
Series 2006-W2, Class 1AF1, 2.18%, 2/25/2046 (h)	401		401
GMACM Mortgage Loan Trust
Series 2005-AR3, Class 3A4, 3.84%, 6/19/2035 (h)	1,439		1,414
GNMA
Series 1994-7, Class PQ, 6.50%, 10/16/2024	570		604
Series 1999-4, Class ZB, 6.00%, 2/20/2029	442		442
Series 1999-30, Class S, IF, IO, 6.67%, 8/16/2029 (h)	55		1
Series 2000-9, Class ZJ, 8.50%, 2/16/2030	608		687
Series 2000-21, Class Z, 9.00%, 3/16/2030	826		830
Series 2002-31, Class SE, IF, IO, 5.57%, 4/16/2030 (h)	756		79
Series 2000-9, Class Z, 8.00%, 6/20/2030	76		87
Series 2000-31, Class Z, 9.00%, 10/20/2030	142		166
Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	9		1

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2000-35, Class ZA, 9.00%, 11/20/2030	89	104
Series 2001-6, Class SD, IF, IO, 6.62%, 3/16/2031 (h)	44	10
Series 2001-36, Class S, IF, IO, 6.12%, 8/16/2031 (h)	99	23
Series 2001-35, Class SA, IF, IO, 6.32%, 8/16/2031 (h)	113	1
Series 2005-35, Class FL, 2.30%, 3/20/2032 (h)	164	165
Series 2002-24, Class AG, IF, IO, 6.02%, 4/16/2032 (h)	397	56
Series 2002-24, Class SB, IF, 9.02%, 4/16/2032 (h)	38	43
Series 2002-41, Class SV, IF, 9.00%, 6/16/2032 (h)	13	16
Series 2002-45, Class QE, 6.50%, 6/20/2032	960	1,067
Series 2002-47, Class PG, 6.50%, 7/16/2032	323	365
Series 2002-47, Class ZA, 6.50%, 7/20/2032	626	702
Series 2002-52, Class GH, 6.50%, 7/20/2032	538	604
Series 2002-75, Class PB, 6.00%, 11/20/2032	949	1,035
Series 2003-58, Class BE, 6.50%, 1/20/2033	801	886
Series 2003-11, Class SK, IF, IO, 5.77%, 2/16/2033 (h)	367	45
Series 2003-12, Class SP, IF, IO, 5.75%, 2/20/2033 (h)	181	33
Series 2003-24, PO, 3/16/2033	36	33
Series 2003-40, Class TJ, 6.50%, 3/20/2033	955	1,056
Series 2003-46, Class TC, 6.50%, 3/20/2033	451	495
Series 2003-46, Class MG, 6.50%, 5/20/2033	590	658
Series 2003-52, Class AP, PO, 6/16/2033	160	134
Series 2003-90, PO, 10/20/2033	49	43
Series 2003-112, Class SA, IF, IO, 4.62%, 12/16/2033 (h)	666	92
Series 2009-10, Class SL, IF, IO, 4.57%, 3/16/2034 (h)	21	—	(i)
Series 2004-28, Class S, IF, 14.34%, 4/16/2034 (h)	255	341
Series 2004-73, Class AE, IF, 10.87%, 8/17/2034 (h)	66	71
Series 2004-90, Class SI, IF, IO, 4.15%, 10/20/2034 (h)	840	112
Series 2005-68, Class DP, IF, 11.77%, 6/17/2035 (h)	119	134
Series 2010-14, Class CO, PO, 8/20/2035	309	268
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035	1,412	273
Series 2005-68, Class KI, IF, IO, 4.35%, 9/20/2035 (h)	1,934	256
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	272	53
Series 2006-16, Class OP, PO, 3/20/2036	127	113
Series 2006-38, Class SW, IF, IO, 4.55%, 6/20/2036 (h)	265	17
Series 2006-38, Class ZK, 6.50%, 8/20/2036	1,444	1,603
Series 2006-59, Class SD, IF, IO, 4.75%, 10/20/2036 (h)	404	43
Series 2006-65, Class SA, IF, IO, 4.85%, 11/20/2036 (h)	651	89
Series 2011-22, Class WA, 5.91%, 2/20/2037 (h)	599	662
Series 2007-57, PO, 3/20/2037	274	244
Series 2007-17, Class JO, PO, 4/16/2037	116	98
Series 2007-17, Class JI, IF, IO, 4.88%, 4/16/2037 (h)	1,079	151
Series 2007-19, Class SD, IF, IO, 4.25%, 4/20/2037 (h)	600	64
Series 2007-28, Class BO, PO, 5/20/2037	134	112
Series 2007-26, Class SC, IF, IO, 4.25%, 5/20/2037 (h)	571	65
Series 2007-27, Class SA, IF, IO, 4.25%, 5/20/2037 (h)	510	58
Series 2007-36, Class SE, IF, IO, 4.54%, 6/16/2037 (h)	359	45
Series 2007-47, Class PH, 6.00%, 7/16/2037	2,500	2,808
Series 2007-40, Class SB, IF, IO, 4.80%, 7/20/2037 (h)	1,096	150
Series 2007-42, Class SB, IF, IO, 4.80%, 7/20/2037 (h)	649	80
Series 2007-50, Class AI, IF, IO, 4.83%, 8/20/2037 (h)	409	53
Series 2007-53, Class SW, IF, 14.36%, 9/20/2037 (h)	59	71
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	225	26
Series 2009-79, Class OK, PO, 11/16/2037	207	183
Series 2007-73, Class MI, IF, IO, 4.05%, 11/20/2037 (h)	349	42
Series 2007-76, Class SA, IF, IO, 4.58%, 11/20/2037 (h)	671	87
Series 2007-72, Class US, IF, IO, 4.60%, 11/20/2037 (h)	332	42

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2007-79, Class SY, IF, IO, 4.60%, 12/20/2037 (h)	324	44
Series 2008-2, Class NS, IF, IO, 4.61%, 1/16/2038 (h)	618	80
Series 2008-2, Class MS, IF, IO, 5.23%, 1/16/2038 (h)	186	28
Series 2008-10, Class S, IF, IO, 3.88%, 2/20/2038 (h)	385	40
Series 2008-36, Class SH, IF, IO, 4.35%, 4/20/2038 (h)	531	65
Series 2008-40, Class SA, IF, IO, 4.47%, 5/16/2038 (h)	3,273	434
Series 2008-55, Class SA, IF, IO, 4.25%, 6/20/2038 (h)	297	33
Series 2008-71, Class SC, IF, IO, 4.05%, 8/20/2038 (h)	148	14
Series 2009-25, Class SE, IF, IO, 5.65%, 9/20/2038 (h)	254	37
Series 2008-93, Class AS, IF, IO, 3.75%, 12/20/2038 (h)	367	34
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	255	25
Series 2009-6, Class SA, IF, IO, 4.17%, 2/16/2039 (h)	402	50
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	891	172
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	348	77
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	346	91
Series 2009-22, Class SA, IF, IO, 4.32%, 4/20/2039 (h)	842	87
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	192	37
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	204	46
Series 2009-43, Class SA, IF, IO, 4.00%, 6/20/2039 (h)	361	42
Series 2009-72, Class SM, IF, IO, 4.32%, 8/16/2039 (h)	830	103
Series 2010-31, Class NO, PO, 3/20/2040	1,620	1,415
Series 2013-75, Class WA, 5.20%, 6/20/2040 (h)	1,679	1,807
Series 2010-130, Class CP, 7.00%, 10/16/2040	235	264
Series 2010-157, Class OP, PO, 12/20/2040	1,723	1,410
Series 2011-75, Class SM, IF, IO, 4.65%, 5/20/2041 (h)	1,102	161
Series 2014-188, Class W, 4.60%, 10/20/2041 (h)	814	851
Series 2012-141, Class WC, 3.72%, 1/20/2042 (h)	519	529
Series 2013-54, Class WA, 4.75%, 11/20/2042 (h)	2,421	2,546
Series 2013-91, Class WA, 4.49%, 4/20/2043 (h)	1,087	1,109
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,326
Series 2012-H24, Class FG, 2.31%, 4/20/2060 (h)	555	555
Series 2013-H03, Class FA, 2.18%, 8/20/2060 (h)	42	42
Series 2012-H22, Class FD, 2.35%, 1/20/2061 (h)	1,892	1,894
Series 2012-H21, Class CF, 2.58%, 5/20/2061 (h)	523	524
Series 2013-H05, Class FB, 2.28%, 2/20/2062 (h)	851	851
Series 2012-H15, Class FA, 2.33%, 5/20/2062 (h)	198	198
Series 2012-H26, Class MA, 2.43%, 7/20/2062 (h)	321	321
Series 2012-H28, Class FA, 2.46%, 9/20/2062 (h)	893	895
Series 2012-H29, Class FA, 2.40%, 10/20/2062 (h)	1,394	1,399
Series 2012-H31, Class FD, 2.22%, 12/20/2062 (h)	1,397	1,396
Series 2013-H01, Class FA, 1.65%, 1/20/2063	2,251	2,215
Series 2013-H04, Class BA, 1.65%, 2/20/2063	1,116	1,099
Series 2013-H08, Class FC, 2.33%, 2/20/2063 (h)	1,277	1,280
Series 2013-H07, Class HA, 2.29%, 3/20/2063 (h)	1,354	1,355
Series 2013-H09, Class HA, 1.65%, 4/20/2063	1,495	1,463
Series 2013-H18, Class JA, 2.48%, 8/20/2063 (h)	2,838	2,854
Series 2014-H01, Class FD, 2.53%, 1/20/2064 (h)	1,451	1,463
Series 2014-H09, Class TA, 2.48%, 4/20/2064 (h)	1,464	1,473
Series 2015-H05, Class FC, 2.36%, 2/20/2065 (h)	5,156	5,179
Series 2015-H12, Class FA, 2.36%, 5/20/2065 (h)	6,287	6,315
Series 2015-H15, Class FD, 2.32%, 6/20/2065 (h)	1,759	1,765
Series 2015-H15, Class FJ, 2.32%, 6/20/2065 (h)	3,768	3,779
Series 2015-H16, Class FG, 2.32%, 7/20/2065 (h)	2,863	2,871
Series 2015-H23, Class FB, 2.40%, 9/20/2065 (h)	2,665	2,682
Series 2015-H32, Class FH, 2.54%, 12/20/2065 (h)	1,950	1,974
Series 2017-H08, Class XI, IO, 2.08%, 3/20/2067 (h)	8,920	1,194

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (h)	614	599
Series 2005-RP3, Class 1AF, 2.31%, 9/25/2035 (a) (h)	882	792
Series 2005-RP3, Class 1AS, IO, 2.67%, 9/25/2035 ‡ (a) (h)	666	48
Series 2006-RP2, Class 1AS2, IF, IO, 4.18%, 4/25/2036 ‡ (a) (h)	2,923	364
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	270	289
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	148	152
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	403	414
Series 2005-4F, Class AP, PO, 5/25/2035 ‡	8	8
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	849	895
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,471	1,263
Impac CMB Trust
Series 2004-7, Class 1A1, 2.70%, 11/25/2034 (h)	1,240	1,238
Series 2005-4, Class 2A1, 2.56%, 5/25/2035 (h)	150	148
Impac Secured Assets Trust
Series 2006-1, Class 2A1, 2.31%, 5/25/2036 (h)	450	445
Series 2006-2, Class 2A1, 2.31%, 8/25/2036 (h)	270	266
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A3, 3.59%, 11/25/2033 (h)	667	680
Series 2006-A3, Class 6A1, 3.59%, 8/25/2034 (h)	114	113
Series 2006-A2, Class 4A1, 3.84%, 8/25/2034 (h)	482	487
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.77%, 4/25/2036 (h)	330	301
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	696	529
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 3.82%, 4/21/2034 (h)	282	289
Series 2004-4, Class 2A1, 3.39%, 5/25/2034 (h)	43	41
Series 2004-13, Class 3A7, 3.67%, 11/21/2034 (h)	678	696
Series 2004-15, Class 3A1, 4.12%, 12/25/2034 (h)	236	228
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	18	18
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	122	123
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	394	409
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	126	127
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	382	393
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	278	289
Series 2004-6, Class 30PO, PO, 7/25/2034 ‡	219	181
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	357	365
Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	150	125
MASTR Asset Securitization Trust
Series 2004-4, Class 3A1, 4.50%, 4/25/2019	3	3
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	2	2
Series 2004-8, PO, 8/25/2019 ‡	3	3
Series 2004-8, Class 1A1, 4.75%, 8/25/2019	8	8
Series 2003-12, Class 30PO, PO, 12/25/2033 ‡	27	25
Series 2004-1, Class 30PO, PO, 2/25/2034 ‡	19	16
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 2.31%, 5/25/2035 (a) (h)	1,763	1,453
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (a)	192	155
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 2.58%, 10/25/2028 (h)	135	134
Series 2003-F, Class A1, 2.60%, 10/25/2028 (h)	1,336	1,322
Series 2004-A, Class A1, 2.42%, 4/25/2029 (h)	246	243
Series 2004-1, Class 2A1, 3.45%, 12/25/2034 (h)	363	365
ML Trust XLVII Series 47, Class Z, 8.99%, 10/20/2020 ‡	1	1
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (h)	323	325
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	34	35
Series 2003-A1, Class A1, 5.50%, 5/25/2033	44	45

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2003-A1, Class A2, 6.00%, 5/25/2033	90	91
PaineWebber CMO Trust Series P, Class 4, 8.50%, 8/1/2019	1	1
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 3.81%, 5/25/2035 (h)	97	95
RALI Trust
Series 2003-QS3, Class A2, IF, 12.19%, 2/25/2018 (h)	2	2
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	1	—	(i)
Series 2003-QS12, Class A2A, IF, IO, 5.64%, 6/25/2018 ‡ (h)	3	—	(i)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	66	65
Series 2003-QS18, Class A1, 5.00%, 9/25/2018	21	21
Series 2004-QA6, Class NB2, 9.63%, 12/26/2034 (h)	1,055	935
RBSSP Resecuritization Trust
Series 2009-12, Class 1A1, 5.63%, 11/25/2033 (a) (h)	294	301
Series 2009-2, Class 1A1, 7.00%, 8/26/2037 (a) (h)	39	40
Residential Asset Securitization Trust
Series 2003-A14, Class A1, 4.75%, 2/25/2019	4	4
Series 2005-A2, Class A4, IF, IO, 3.09%, 3/25/2035 ‡ (h)	1,582	103
Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	421	410
RFMSI Trust
Series 2003-S14, Class A4, PO, 7/25/2018 ‡	1	1
Series 2004-S3, Class A1, 4.75%, 3/25/2019	12	11
Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	11	11
Series 2005-SA4, Class 1A1, 3.52%, 9/25/2035 (h)	273	246
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 2.61%, 10/19/2034 (h)	430	411
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	472	480
Series 2004-5H, Class A4, 5.54%, 12/25/2033	735	751
Structured Asset Securities Corp. Trust Series 2005-10, Class 5A9, 5.25%, 12/25/2034	49	48
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 2.60%, 9/25/2043 (h)	222	215
Series 2004-4, Class 3A, 3.15%, 12/25/2044 (h)	580	583
Vendee Mortgage Trust
Series 1994-1, Class 1, 5.32%, 2/15/2024 (h)	248	256
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	308	326
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	365	401
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	286	308
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	521	574
Series 1998-1, Class 2E, 7.00%, 3/15/2028	611	680
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	1,204	1,329
Series 2003-2, Class Z, 5.00%, 5/15/2033	5,405	5,716
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	1,015	1,030
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S8, Class A6, 4.50%, 9/25/2018	6	6
Series 2003-AR8, Class A, 3.25%, 8/25/2033 (h)	79	79
Series 2003-AR9, Class 1A6, 3.36%, 9/25/2033 (h)	1,198	1,227
Series 2003-AR9, Class 2A, 3.37%, 9/25/2033 (h)	193	195
Series 2003-S9, Class P, PO, 10/25/2033 ‡	34	30
Series 2003-S9, Class A8, 5.25%, 10/25/2033	561	573
Series 2004-AR3, Class A1, 3.95%, 6/25/2034 (h)	104	106
Series 2004-AR3, Class A2, 3.95%, 6/25/2034 (h)	87	89
Series 2006-AR10, Class 2P, 3.44%, 9/25/2036 ‡ (h)	120	104
Series 2006-AR12, Class 2P, 2.93%, 10/25/2036 ‡ (h)	110	111
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 3.04%, 4/25/2035 ‡ (h)	1,219	119
Series 2005-2, Class 1A4, IF, IO, 3.09%, 4/25/2035 ‡ (h)	4,923	435
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	1,333	252
Series 2005-4, Class CB7, 5.50%, 6/25/2035	1,574	1,516

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	1,286	244
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	336	326
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	2,156	2,090
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1, 3.57%, 11/25/2033 (h)	101	102
Series 2003-K, Class 1A2, 3.57%, 11/25/2033 (h)	190	194
Series 2005-AR16, Class 2A1, 3.81%, 2/25/2034 (h)	183	188
Series 2004-P, Class 2A1, 3.56%, 9/25/2034 (h)	1,091	1,120
Series 2004-V, Class 1A1, 3.72%, 10/25/2034 (h)	193	196
Series 2004-EE, Class 2A1, 3.85%, 12/25/2034 (h)	177	180
Series 2004-EE, Class 3A1, 3.92%, 12/25/2034 (h)	257	266
Series 2005-AR3, Class 1A1, 3.86%, 3/25/2035 (h)	1,734	1,784
Series 2005-AR8, Class 2A1, 3.85%, 6/25/2035 (h)	207	212
Series 2005-16, Class APO, PO, 1/25/2036 ‡	66	56
Series 2006-2, Class APO, PO, 3/25/2036 ‡	276	232
Series 2006-4, Class 1APO, PO, 4/25/2036 ‡	116	105
Series 2007-7, Class A7, 6.00%, 6/25/2037	399	397
Series 2007-11, Class A14, 6.00%, 8/25/2037	127	126

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $309,904)		320,325

ASSET-BACKED SECURITIES — 11.3%
Academic Loan Funding Trust Series 2013-1A, Class A, 2.76%, 12/26/2044 (a) (h)	1,156	1,158
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	661	666
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	491	473
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	695	667
Ajax Mortgage Loan Trust Series 2016-2, Class A, 4.13%, 10/25/2056 ‡ (a) (d)	3,383	3,373
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	144	149
Series 2013-2, Class A, 4.95%, 1/15/2023	480	497
Series 2016-2, Class A, 3.65%, 6/15/2028	268	262
Series 2016-3, Class AA, 3.00%, 10/15/2028	387	363
Series 2017-1, Class AA, 3.65%, 2/15/2029	543	533
American Credit Acceptance Receivables Trust
Series 2015-2, Class C, 4.32%, 5/12/2021 (a)	1,115	1,120
Series 2016-1A, Class B, 4.24%, 6/13/2022 ‡ (a)	996	998
Series 2016-4, Class C, 2.91%, 2/13/2023 ‡ (a)	870	869
Series 2017-1, Class C, 2.88%, 3/13/2023 (a)	1,480	1,476
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 ‡ (a)	4,010	3,984
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	1,275	1,365
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (a)	3,757	3,813
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (a)	2,000	2,112
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (a)	850	941
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	2,816	2,835
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (a)	500	517
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (a)	2,380	2,664
AmeriCredit Automobile Receivables Series 2016-1, Class A3, 1.81%, 10/8/2020	447	446
AmeriCredit Automobile Receivables Trust Series 2016-3, Class A3, 1.46%, 5/10/2021	698	694
Anchor Assets IX LLC Series 2016-1, Class A, 5.13%, 2/15/2020 ‡ (a)	10,700	10,700
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048 (a)	1,202	1,186
Series 2015-2, Class A, 3.34%, 11/15/2048 (a)	2,153	2,146
Banc of America Funding Corp. Series 2012-R6, Class 1A1, 3.00%, 10/26/2039 ‡ (a)	257	255

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
ASSET-BACKED SECURITIES — continued
BCC Funding Corp. X
Series 2015-1, Class A2, 2.22%, 10/20/2020 (a)	8	8
Series 2015-1, Class D, 4.54%, 12/21/2020 ‡ (a)	550	555
Bear Stearns Asset-Backed Securities Trust Series 2006-SD1, Class A, 2.33%, 4/25/2036 ‡ (h)	90	88
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	621	620
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	793	792
Business Jet Securities LLC Series 2018-1, Class A, 4.34%, 2/15/2033 (a)	2,628	2,635
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (a)	290	285
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	880	869
CAM Mortgage Trust Series 2017-1, Class A1, 3.22%, 8/1/2057 (a) (d)	787	784
Camillo Issuer LLC Series 2016-SFR, Class 1A1, 5.00%, 12/5/2023 ‡	5,017	5,006
CarFinance Capital Auto Trust Series 2015-1A, Class A, 1.75%, 6/15/2021 (a)	106	106
Carnow Auto Receivables Trust Series 2017-1A, Class A, 2.92%, 9/15/2022 (a)	1,062	1,057
Chase Funding Trust Series 2003-6, Class 1A7, 5.08%, 11/25/2034 ‡ (d)	676	692
Citi Held For Asset Issuance Series 2016-MF1, Class A, 4.48%, 8/15/2022 (a)	95	95
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	1,010
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3, Class A, 2.72%, 12/25/2033 (h)	76	75
Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048 (a)	2,110	2,078
Continental Airlines Pass-Through Trust
Series 1999-2, Class A-1, 7.26%, 3/15/2020	74	77
Series 2007-1, Class A, 5.98%, 4/19/2022	351	374
Continental Credit Card Series 2017-1A, Class A, 4.29%, 1/15/2024 (a)	2,652	2,650
CPS Auto Receivables Trust
Series 2016-B, Class A, 2.07%, 11/15/2019 (a)	18	18
Series 2014-D, Class C, 4.35%, 11/16/2020 (a)	700	709
Series 2015-A, Class C, 4.00%, 2/16/2021 (a)	223	225
Series 2015-B, Class C, 4.20%, 5/17/2021 (a)	2,535	2,562
Series 2015-C, Class D, 4.63%, 8/16/2021 ‡ (a)	1,376	1,398
Series 2016-C, Class C, 3.27%, 6/15/2022 (a)	1,400	1,403
Credit Acceptance Auto Loan Trust
Series 2015-2A, Class C, 3.76%, 2/15/2024 (a)	579	581
Series 2017-1A, Class A, 2.56%, 10/15/2025 (a)	1,564	1,556
Series 2017-1A, Class B, 3.04%, 12/15/2025 (a)	686	683
Series 2017-1A, Class C, 3.48%, 2/17/2026 (a)	574	570
Series 2017-2A, Class C, 3.35%, 6/15/2026 (a)	604	595
Series 2018-1A, Class A, 3.01%, 2/16/2027 (a)	1,543	1,531
CVS Pass-Through Trust 5.93%, 1/10/2034 (a)	919	998
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 2.86%, 10/25/2034 (h)	138	136
Delta Air Lines Pass-Through Trust
Series 2011-1, Class A, 5.30%, 4/15/2019	100	102
Series 2010-2, Class A, 4.95%, 5/23/2019	207	209
Series 2012-1, Class A, 4.75%, 5/7/2020	234	239
Drive Auto Receivables Trust
Series 2016-AA, Class C, 3.91%, 5/17/2021 (a)	1,722	1,730
Series 2015-BA, Class D, 3.84%, 7/15/2021 (a)	2,882	2,902
Series 2015-CA, Class D, 4.20%, 9/15/2021 (a)	1,059	1,070
Series 2017-1, Class C, 2.84%, 4/15/2022	2,635	2,633
Series 2015-AA, Class D, 4.12%, 7/15/2022 (a)	1,471	1,487
Series 2015-DA, Class D, 4.59%, 1/17/2023 ‡ (a)	1,320	1,343
Series 2017-1, Class D, 3.84%, 3/15/2023	2,992	3,020
Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	4,800	4,791
Series 2016-CA, Class D, 4.18%, 3/15/2024 (a)	3,101	3,150
Series 2018-2, Class C, 3.63%, 8/15/2024	1,755	1,760

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
ASSET-BACKED SECURITIES — continued
DT Auto Owner Trust
Series 2016-4A, Class B, 2.02%, 8/17/2020 (a)	286	286
Series 2015-2A, Class D, 4.25%, 2/15/2022 (a)	1,808	1,821
Series 2016-4A, Class D, 3.77%, 10/17/2022 (a)	1,609	1,608
Series 2017-2A, Class C, 3.03%, 1/17/2023 (a)	2,244	2,239
Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.63%, 2/22/2022 (a)	519	513
Exeter Automobile Receivables Trust
Series 2016-2A, Class A, 2.21%, 7/15/2020 (a)	113	113
Series 2016-3A, Class B, 2.84%, 8/16/2021 (a)	1,171	1,170
First Investors Auto Owner Trust Series 2015-2A, Class D, 4.22%, 12/15/2021 (a)	373	375
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.55%, 3/9/2047 (a)	5,900	5,867
Series 2015-SFR1, Class B, 3.42%, 3/9/2047 ‡ (a)	2,246	2,242
Flagship Credit Auto Trust
Series 2015-3, Class A, 2.38%, 10/15/2020 (a)	876	875
Series 2014-2, Class B, 2.84%, 11/16/2020 (a)	289	289
Series 2014-2, Class C, 3.95%, 12/15/2020 (a)	440	443
Series 2015-3, Class B, 3.68%, 3/15/2022 (a)	757	762
Series 2015-3, Class C, 4.65%, 3/15/2022 (a)	756	769
Series 2016-2, Class C, 6.22%, 9/15/2022 (a)	3,000	3,145
Series 2018-2, Class A, 2.97%, 10/17/2022 (a)	3,251	3,251
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.70%, 4/25/2029 ‡ (h)	126	106
GLS Auto Receivables Trust
Series 2016-1A, Class A, 2.73%, 10/15/2020 (a)	487	487
Series 2015-1A, Class B, 4.43%, 12/15/2020 (a)	1,166	1,169
Series 2016-1A, Class C, 6.90%, 10/15/2021 (a)	1,200	1,249
GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (a) (d)	205	205
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	695	687
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	794	798
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (a)	2,768	2,765
Hero Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	2,660	2,678
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	1,357	1,335
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	2,763	2,846
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (a)	361	356
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 2.16%, 3/25/2036 ‡ (h)	82	81
Kabbage Asset Securitization LLC
Series 2017-1, Class A, 4.57%, 3/15/2022 (a)	8,515	8,603
Series 2017-1, Class B, 5.79%, 3/15/2022 ‡ (a)	2,525	2,581
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 0.99%, 8/25/2038 ‡ (a) (h)	6,275	149
Series 2013-2, Class A, IO, 1.68%, 3/25/2039 ‡ (a) (h)	5,400	226
Series 2015-2, Class A, IO, 2.83%, 7/25/2041 (a) (h)	3,322	342
LendingClub Issuance Trust Series 2016-NP1, Class A, 3.75%, 6/15/2022 (a)	26	26
Lendmark Funding Trust Series 2017-1A, Class A, 2.83%, 1/22/2024 (a)	1,866	1,849
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 2/15/2023 ‡ (a)	5,897	5,897
Series 2013-1, Class M, 7.75%, 2/15/2023 ‡ (a)	2,112	2,112
Mariner Finance Issuance Trust Series 2017-AA, Class A, 3.62%, 2/20/2029 (a)	2,130	2,140
Marlette Funding Trust
Series 2016-1A, Class A, 3.06%, 1/17/2023 (a)	263	263
Series 2017-1A, Class A, 2.83%, 3/15/2024 (a)	1,545	1,545
Series 2018-1A, Class A, 2.61%, 3/15/2028 (a)	2,424	2,417

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
ASSET-BACKED SECURITIES — continued
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	773	854
Nationstar HECM Loan Trust Series 2017-1A, Class M1, 2.94%, 5/25/2027 ‡ (a)	380	379
NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 2.27%, 12/7/2020 (h)	285	286
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.10%, 11/25/2033 ‡ (d)	503	508
New Residential Advance Receivables Trust Advance Receivables Backed Notes Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (a)	2,565	2,542
Ocwen Master Advance Receivables Trust Series 2016-T1, Class AT1, 2.52%, 8/17/2048 (a)	1,400	1,402
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (a)	1,801	1,814
OneMain Financial Issuance Trust
Series 2015-2A, Class A, 2.57%, 7/18/2025 (a)	1,626	1,625
Series 2015-2A, Class B, 3.10%, 7/18/2025‡ (a)	1,911	1,911
Series 2015-1A, Class B, 3.85%, 3/18/2026 (a)	550	554
Series 2016-1A, Class A, 3.66%, 2/20/2029 (a)	2,755	2,780
Series 2016-1A, Class C, 6.00%, 2/20/2029 (a)	1,800	1,851
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023 (a)	1,455	1,445
Progress Residential Trust
Series 2015-SFR2, Class A, 2.74%, 6/12/2032 (a)	3,909	3,860
Series 2015-SFR2, Class B, 3.14%, 6/12/2032 (a)	2,012	1,991
Series 2015-SFR2, Class C, 3.44%, 6/12/2032 ‡ (a)	2,566	2,549
Series 2015-SFR2, Class E, 4.43%, 6/12/2032 (a)	1,230	1,234
Series 2015-SFR3, Class A, 3.07%, 11/12/2032 (a)	5,206	5,164
Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ ( a)	295	300
Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (a)	1,200	1,238
Prosper Marketplace Issuance Trust Series 2017-1A, Class A, 2.56%, 6/15/2023 (a)	581	581
RBSHD Trust Series 2013-1A, Class A, 7.69%, 10/25/2047 ‡ (a) (d)	692	617
RCM Fund 1 Issuer LLC Series 2017-1, Class A, 5.50%, 10/25/2021 ‡ (a)	3,900	3,900
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (d)	287	133
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	1,068	1,038
Saxon Asset Securities Trust Series 2003-1, Class AF6, 4.74%, 6/25/2033 (d)	72	73
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.46%, 1/25/2036 ‡ (d)	234	208
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (a)	985	984
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	398	390
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 4/25/2029 (a)	2,227	2,221
Springleaf Funding Trust Series 2015-AA, Class A, 3.16%, 11/15/2024 (a)	2,753	2,753
Series 2015-AA, Class B, 3.62%, 11/15/2024 (a)	1,087	1,085
Series 2016-AA, Class B, 3.80%, 11/15/2029 (a)	2,040	2,042
Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (a)	1,145	1,155
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (a)	1,820	1,765
United Airlines Pass-Through Trust
Series 2018-1, Class A, 4.60%, 3/1/2026	227	226
Series 2016-1, Class A, 3.45%, 7/7/2028	1,017	995
Series 2018-1, Class AA, 3.50%, 3/1/2030	1,093	1,070
Series 2018-1, Class A, 3.70%, 3/1/2030	742	730
Upstart Securitization Trust Series 2017-1, Class A, 2.64%, 6/20/2024 (a)	791	790
Verizon Owner Trust Series 2016-1A, Class A, 1.42%, 1/20/2021 (a)	250	248
VM DEBT LLC Series 2017-1, Class A, 6.50%, 10/2/2024 ‡ (a)	3,655	3,655

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
ASSET-BACKED SECURITIES — continued
VOLT LIV LLC Series 2017-NPL1, Class A1, 3.50%, 2/25/2047 (a) (d)	373	373
VOLT LIX LLC Series 2017-NPL6, Class A1, 3.25%, 5/25/2047 ‡ (a) (d)	831	826
VOLT LV LLC Series 2017-NPL2, Class A1, 3.50%, 3/25/2047 (a) (d)	1,070	1,068
VOLT LX LLC Series 2017-NPL7, Class A1, 3.25%, 6/25/2047 ‡ (a) (d)	1,371	1,364
VOLT Trust Series 2018-FT1, Class A1, 3.26%, 1/27/2023 ‡ (h)	3,273	3,235
VOLT XL LLC Series 2015-NP14, Class A1, 4.37%, 11/27/2045 ‡ (a) (d)	516	519
Westgate Resorts LLC
Series 2015-1A, Class A, 2.75%, 5/20/2027 (a)	138	137
Series 2017-1A, Class A, 3.05%, 12/20/2030 (a)	1,299	1,288
Westlake Automobile Receivables Trust
Series 2017-1A, Class C, 2.70%, 10/17/2022 (a)	941	937
Series 2017-1A, Class D, 3.46%, 10/17/2022 (a)	947	951
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	6,900	6,892

TOTAL ASSET-BACKED SECURITIES (Cost $250,653)		250,735

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.8%
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (a)	560	553
Series 2014-520M, Class C, 4.21%, 8/15/2046 ‡ (a) (h)	1,300	1,220
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 1.41%, 5/27/2021 (a) (h)	2,600	2,384
Series 2014-FRR5, Class A714, PO, 1/27/2047 (a)	1,950	1,741
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030 (a)	483	473
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	4,400	4,352
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1, IO, 0.34%, 6/11/2041 ‡ (a) (h)	398	3
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 0.59%, 12/11/2049 ‡ (a) (h)	1,741	5
COBALT CMBS Commercial Mortgage Trust Series 2006-C1, IO, 0.86%, 8/15/2048 ‡ (h)	1,134	11
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (a)	3,500	3,635
Series 2014-TWC, Class A, 2.78%, 2/13/2032 (a) (h)	1,400	1,399
Series 2013-SFS, Class A2, 2.99%, 4/12/2035 (a) (h)	1,060	1,032
Series 2006-GG7, Class AM, 5.75%, 7/10/2038 (h)	99	99
Series 2012-CR2, Class XA, IO, 1.66%, 8/15/2045 ‡ (h)	2,479	140
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	1,156	1,165
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	2,812	2,845
FHLMC Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	610	606
Series KJ09, Class A2, 2.84%, 9/25/2022	2,759	2,737
Series KS01, Class A2, 2.52%, 1/25/2023	1,000	981
Series KPLB, Class A, 2.77%, 5/25/2025	353	344
Series K052, Class A2, 3.15%, 11/25/2025	3,560	3,543
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,450
Series K065, Class AM, 3.33%, 5/25/2027	1,322	1,313
Series K070, Class A2, 3.30%, 11/25/2027 (h)	1,748	1,738
FNMA ACES
Series 2012-M11, Class FA, 2.39%, 8/25/2019 (h)	105	105
Series 2010-M3, Class A3, 4.33%, 3/25/2020 (h)	2,362	2,405
Series 2011-M2, Class A3, 3.76%, 4/25/2021	8,226	8,388
Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,878	1,824
Series 2014-M3, Class A2, 3.46%, 1/25/2024 (h)	2,500	2,551
Series 2017-M3, Class A2, 2.49%, 12/25/2026 (h)	6,250	5,872
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (h)	8,555	8,317
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (h)	3,815	3,712

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Series 2017-M5, Class A2, 3.18%, 4/25/2029 (h)	3,376	3,288
FNMA Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,863	4,686
FORT CRE LLC
Series 2016-1A, Class B, 4.71%, 5/21/2036 (a) (h)	1,070	1,072
Series 2016-1A, Class C, 5.21%, 5/21/2036 (a) (h)	1,887	1,893
GS Mortgage Securities Corp. II Series 2013-KING, Class A, 2.71%, 12/10/2027 (a)	1,189	1,184
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9, Class AMS, 5.34%, 5/15/2047	400	402
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (a)	998	998
LB-UBS Commercial Mortgage Trust Series 2006-C7, Class XW, IO, 0.72%, 11/15/2038 ‡ (a) (h)	2,513	2
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.52%, 12/12/2049 ‡ (a) (h)	714	—	(i)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 2/15/2047	2,000	2,027
Morgan Stanley Capital I Trust	3,716
Series 2006-IQ12, Class X1, IO, 0.50%, 12/15/2043 ‡ (a) (h)		—	(i)
Series 2007-HQ11, Class X, IO, 0.37%, 2/12/2044 ‡ (a) (h)	997	2
Series 2011-C3, Class A3, 4.05%, 7/15/2049	609	616
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class B, 0.25%, 7/27/2049 ‡ (a)	619	596
Series 2012-IO, Class AXA, 1.00%, 3/27/2051 (a)	133	132
RAIT Trust
Series 2015-FL5, Class B, 5.83%, 1/15/2031 ‡ (a) (h)	1,805	1,805
RBS Commercial Funding, Inc. Trust
Series 2013-SMV, Class A, 3.26%, 3/11/2031 (a)	664	649
Resource Capital Corp. Ltd. (Cayman Islands)
Series 2015-CRE4, Class B, 4.94%, 8/15/2032 ‡ (a) (h)	1,068	1,057
UBS-BAMLL Trust
Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	2,236	2,229
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	853
Series 2012-C2, Class XA, IO, 1.34%, 5/10/2063 ‡ (a) (h)	7,398	327
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,053	1,064
VNDO Mortgage Trust
Series 2013-PENN, Class A, 3.81%, 12/13/2029 (a)	5,000	5,061
Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	1,398	1,381
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A, 2.71%, 3/18/2028 (a) (h)	2,500	2,479
Series 2015-C30, Class A4, 3.66%, 9/15/2058	1,094	1,101
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (a)	1,700	1,750
Series 2013-C11, Class D, 4.27%, 3/15/2045 ‡ (a) (h)	400	377
Series 2012-C6, Class A4, 3.44%, 4/15/2045	800	807

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $106,836)		105,781

U.S. GOVERNMENT AGENCY SECURITIES — 1.9%
FHLB 5.50%, 7/15/2036	1,525	1,995
FNMA 1.83%, 10/9/2019 (g)	4,260	4,120
Government Trust Certificate 2.80%, 10/1/2019 (g)	13,319	12,886
Resolution Funding Corp. STRIPS 1.74%, 10/15/2019 (g)	8,040	7,774
DN, 2.96%, 1/15/2026 (g)	580	457
DN, 2.72%, 10/15/2027 (g)	510	378
Tennessee Valley Authority 5.88%, 4/1/2036	5,311	7,031
4.63%, 9/15/2060	304	367
Tennessee Valley Authority STRIPS 4.60%, 5/1/2019 (g)	2,000	1,953
DN, 3.47%, 11/1/2025 (g)	5,000	3,934
DN, 4.57%, 6/15/2035 (g)	800	436

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $41,315)		41,331

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($000)	Value($000)
FOREIGN GOVERNMENT SECURITIES — 1.9%
Israel Government AID Bond (Israel)
Zero Coupon, 11/1/2023	6,165	5,251
Zero Coupon, 5/1/2024	5,535	4,628
Zero Coupon, 8/15/2024	9,805	8,126
Zero Coupon, 11/1/2024	9,205	7,558
Zero Coupon, 8/15/2025	5,000	3,973
5.50%, 9/18/2033	1,000	1,252
Province of Quebec (Canada) 7.37%, 3/6/2026 (d)	377	472
Republic of Colombia (Colombia) 4.00%, 2/26/2024	922	915
4.50%, 1/28/2026	581	587
7.38%, 9/18/2037	200	249
5.63%, 2/26/2044	200	211
5.00%, 6/15/2045	515	498
Republic of Panama (Panama) 4.50%, 4/16/2050	325	315
Republic of Peru (Peru) 5.63%, 11/18/2050	88	102
Republic of South Africa (South Africa) 5.88%, 9/16/2025	640	666
United Mexican States (Mexico) 3.60%, 1/30/2025	788	759
4.13%, 1/21/2026	316	313
3.75%, 1/11/2028	1,216	1,141
4.75%, 3/8/2044	120	111
5.55%, 1/21/2045	3,613	3,726
4.35%, 1/15/2047	186	162
4.60%, 2/10/2048	200	180

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $41,683)		41,195

MUNICIPAL BONDS — 0.5% (l)
California — 0.1%
General Obligation - 0.0% (b)
State of California, Various Purpose
GO, 7.30%, 10/1/2039	350	499

Transportation — 0.1%
Los Angeles City Department of Airports, International Airport
Series C, Rev., 6.58%, 5/15/2039	440	559

Total California		1,058

New York — 0.2%
Special Tax — 0.0% (b)
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series D, Rev., 5.60%, 3/15/2040	360	435

Transportation — 0.2%
Port Authority of New York & New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,825	2,246
Series 165, Rev., 5.65%, 11/1/2040	440	548
Series 174, Rev., 4.46%, 10/1/2062	2,060	2,229

		5,023

Total New York		5,458

Ohio — 0.2%
Education — 0.1%
Ohio State University, General Receipts
Series A, Rev., 4.05%, 12/1/2056	325	325
Series A, Rev., 4.80%, 6/1/2111	1,563	1,682
Rev., 5.59%, 12/1/2114	200	230

		2,237

Utility — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project
Series B, Rev., 7.50%, 2/15/2050	1,315	1,930

Total Ohio		4,167

TOTAL MUNICIPAL BONDS (Cost $9,178)		10,683

SUPRANATIONAL — 0.1%
African Development Bank (Supranational) 8.80%, 9/1/2019 (Cost $3,209)	3,000	3,207

Shares(000)
SHORT-TERM INVESTMENTS — 1.7%
INVESTMENT COMPANIES — 1.7%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.90%, (m) (n) (Cost $37,029)	37,029	37,036

Total Investments — 101.0% (Cost $2,225,652)		2,231,843
Liabilities in Excess of Other Assets — (1.0%)		(21,205)

Net Assets — 100.0%		2,210,638

Percentages indicated are based on net assets.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2018.
CMBS	Commercial Mortgage Backed Security
DN	Discount Notes
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
VA	Veterans Administration

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(a)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	—	Amount rounds to less than 0.05% of net assets.
(c)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(d)	—	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of May 31, 2018.
(e)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2018.
(f)	—	Security is an interest bearing note with preferred security characteristics.
(g)	—	The rate shown is the effective yield as of May 31, 2018.
(h)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(i)	—	Amount rounds to less than one thousand.
(j)	—	Defaulted security.
(k)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(m)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(n)	—	The rate shown was the current yield as of May 31, 2018.
‡	—	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$183,040	$67,695	$250,735
Collateralized Mortgage Obligations	—	309,875	10,450	320,325
Commercial Mortgage-Backed Securities	—	100,236	5,545	105,781
Corporate Bonds
Aerospace & Defense	—	8,539	—	8,539
Air Freight & Logistics	—	524	—	524
Airlines	—	165	—	165
Automobiles	—	7,102	—	7,102
Banks	—	100,006	—	100,006
Beverages	—	10,752	—	10,752
Biotechnology	—	6,672	—	6,672
Building Products	—	3,547	—	3,547
Capital Markets	—	56,567	132	56,699
Chemicals	—	6,990	—	6,990
Commercial Services & Supplies	—	780	—	780
Communications Equipment	—	1,376	—	1,376
Construction & Engineering	—	791	—	791
Construction Materials	—	2,052	—	2,052
Consumer Finance	—	22,010	—	22,010
Containers & Packaging	—	1,834	—	1,834
Diversified Consumer Services	—	581	—	581
Diversified Financial Services	—	18,010	—	18,010
Diversified Telecommunication Services	—	26,521	—	26,521
Electric Utilities	—	32,393	—	32,393
Electrical Equipment	—	810	—	810
Electronic Equipment, Instruments & Components	—	818	—	818
Energy Equipment & Services	—	3,171	—	3,171
Equity Real Estate Investment Trusts (REITs)	—	24,286	—	24,286
Food & Staples Retailing	—	3,212	—	3,212
Food Products	—	7,517	—	7,517
Gas Utilities	—	4,280	—	4,280
Health Care Equipment & Supplies	—	2,266	—	2,266
Health Care Providers & Services	—	15,329	—	15,329
Hotels, Restaurants & Leisure	—	1,216	—	1,216
Household Durables	—	232	—	232
Household Products	—	671	—	671
Independent Power and Renewable Electricity Producers	—	2,703	—	2,703
Industrial Conglomerates	—	1,700	—	1,700
Insurance	—	28,371	—	28,371
Internet & Direct Marketing Retail	—	1,592	—	1,592
Internet Software & Services	—	1,153	—	1,153

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
IT Services	$—	$3,079	$—	$3,079
Life Sciences Tools & Services	—	1,220	—	1,220
Machinery	—	2,579	—	2,579
Media	—	17,105	—	17,105
Metals & Mining	—	1,745	—	1,745
Multiline Retail	—	556	—	556
Multi-Utilities	—	11,847	—	11,847
Oil, Gas & Consumable Fuels	—	54,859	—	54,859
Pharmaceuticals	—	4,776	—	4,776
Road & Rail	—	7,474	—	7,474
Semiconductors & Semiconductor Equipment	—	5,113	—	5,113
Software	—	12,406	—	12,406
Specialty Retail	—	1,195	—	1,195
Technology Hardware, Storage & Peripherals	—	13,075	—	13,075
Thrifts & Mortgage Finance	—	1,180	—	1,180
Tobacco	—	451	—	451
Trading Companies & Distributors	—	2,615	—	2,615
Water Utilities	—	786	—	786
Wireless Telecommunication Services	—	2,437	—	2,437

Total Corporate Bonds	—	551,037	132	551,169

Foreign Government Securities	—	41,195	—	41,195
Mortgage-Backed Securities	—	336,543	—	336,543
Municipal Bonds	—	10,683	—	10,683
Supranational	—	3,207	—	3,207
U.S. Government Agency Securities	—	41,331	—	41,331
U.S. Treasury Obligations	—	533,838	—	533,838
Short-Term Investments
Investment Companies	37,036	—	—	37,036

Total Investments in Securities	$37,036	$2,110,985	$83,822	$2,231,843

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers between levels 1 and 2 during the period ended May 31, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust	Balance as of February 28, 2018	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2018
Investments in Securities:
Asset-Backed Securities	$91,372	$109		$(231)	$(3)	$3,451	$(7,698)	$84	$(19,389)	$67,695
Collateralized Mortgage Obligations	10,130	11		(49)	(130)	—	(1,065)	1,553	—	10,450
Commercial Mortgage-Backed Securities	6,785	118		(223)	(34)	—	(2,307)	1,206	—	5,545
Corporate Bonds — Capital Markets	158	—	(a)	— (a)	— (a)	—	(26)	—	—	132
Loan Assignments — Hotels, Restaurants & Leisure	2,289	76		(26)	2	—	(2,341)	—	—	—

	$110,734	$314		$(529)	$(165)	$3,451	$(13,437)	$2,843	$(19,389)	$83,822

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

There were no significant transfers between levels 2 and 3 during the period ended May 31, 2018.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $(419,000).

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$28,509	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (4.66%)
			Constant Default Rate	0.00% - 30.00% (0.91%)
			Yield (Discount Rate of Cash Flows)	2.55% - 8.14% (3.70%)

Asset-Backed Securities	28,509

	6,294	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (15.26%)
			PSA Prepayment Model	256.00% (256.00%)
			Constant Default Rate	0.00% - 12.68% (3.16%)
			Yield (Discount Rate of Cash Flows)	(111.56%) - 43.65% (7.13%)

Collateralized Mortgage Obligations	6,294

	2,074	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (22.82%)
Commercial Mortgage-Backed Securities	2,074		Yield (Discount Rate of Cash Flows)	2.39% - 7.68% (4.53%)

	132	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.76% (3.67%)
			Liquidity Discount	0.75% (0.75%)

Corporate Bonds	132

Total	$37,009

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2018, the value of these investments was approximately $46,813,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 30.6%
Aerospace & Defense — 0.4%
Airbus Finance BV (France) 2.70%, 4/17/2023(a)	43	42
BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024(a)	68	68
General Dynamics Corp. 3.50%, 5/15/2025	100	100
Lockheed Martin Corp. 3.10%, 1/15/2023	174	172
Northrop Grumman Corp. 2.93%, 1/15/2025	150	142
United Technologies Corp. 1.50%, 11/1/2019	180	177

		701

Automobiles — 0.6%
Daimler Finance North America LLC (Germany) 2.20%, 5/5/2020(a)	150	148
General Motors Co. 4.20%, 10/1/2027	600	579
Nissan Motor Acceptance Corp. 2.60%, 9/28/2022(a)	200	193

		920

Banks — 5.5%
ANZ New Zealand Int’l Ltd. (New Zealand) 2.60%, 9/23/2019(a)	200	199
Bank of America Corp. 3.30%, 1/11/2023	90	89
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(b)	60	59
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023(b)	100	98
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024(b)	42	42
Series L, 3.95%, 4/21/2025	154	151
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(b)	510	481
Bank of Montreal (Canada) 2.35%, 9/11/2022	200	192
Bank of Nova Scotia (The) (Canada) 2.15%, 7/14/2020	300	295
Barclays plc (United Kingdom) 3.68%, 1/10/2023	317	311
Branch Banking & Trust Co. 2.25%, 6/1/2020	250	246
Citibank NA 2.00%, 3/20/2019	350	348
Citigroup, Inc.
5.50%, 9/13/2025	115	123
4.13%, 7/25/2028	450	435
Comerica, Inc. 3.80%, 7/22/2026	16	16
Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025(a)	201	200
Cooperative Rabobank UA (Netherlands)
4.75%, 1/15/2020(a)	200	206
3.88%, 2/8/2022	118	120
Discover Bank 3.10%, 6/4/2020	250	249
Fifth Third Bank 1.63%, 9/27/2019	325	320
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023(b)	200	195
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024(b)	200	200
4.30%, 3/8/2026	200	202
Huntington National Bank (The) 2.88%, 8/20/2020	250	249
KeyCorp 5.10%, 3/24/2021	50	52
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	250	236
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.29%, 7/25/2027	225	215
Mizuho Bank Ltd. (Japan) 2.65%, 9/25/2019(a)	200	199
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	36	35
Nordea Bank AB (Sweden) 4.88%, 1/27/2020(a)	250	257
PNC Financial Services Group, Inc. (The)
4.38%, 8/11/2020	133	137
3.90%, 4/29/2024	100	100
Regions Financial Corp. 3.20%, 2/8/2021	107	107
Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024(a)	200	206
SunTrust Banks, Inc. 2.50%, 5/1/2019	300	299
Swedbank AB (Sweden) 2.20%, 3/4/2020(a)	300	296
Toronto-Dominion Bank (The) (Canada) 1.85%, 9/11/2020	200	195
US Bancorp 3.90%, 4/26/2028	200	203
Wells Fargo & Co.
2.63%, 7/22/2022	450	433
3.00%, 2/19/2025	99	93
4.10%, 6/3/2026	21	21
4.30%, 7/22/2027	30	30
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(b)	400	382
Westpac Banking Corp. (Australia) 2.50%, 6/28/2022	300	290

		8,812

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc. (Belgium)
3.30%, 2/1/2023	300	298
3.70%, 2/1/2024	76	76
3.65%, 2/1/2026	74	73
Coca-Cola Co. (The) 2.90%, 5/25/2027	200	190
Diageo Capital plc (United Kingdom) 4.83%, 7/15/2020	70	73
Maple Escrow Subsidiary, Inc. 4.42%, 5/25/2025(a)	75	76
Molson Coors Brewing Co. 1.90%, 3/15/2019	255	253

		1,039

Biotechnology — 0.5%
AbbVie, Inc.
3.20%, 11/6/2022	35	34
2.85%, 5/14/2023	100	97
Amgen, Inc.
5.70%, 2/1/2019	40	41
2.20%, 5/22/2019	160	159
3.63%, 5/15/2022	44	44
Baxalta, Inc. 3.60%, 6/23/2022	75	75
Biogen, Inc. 3.63%, 9/15/2022	30	30
Celgene Corp. 3.25%, 8/15/2022	98	96
Gilead Sciences, Inc.
1.85%, 9/20/2019	150	148
3.70%, 4/1/2024	36	36
3.50%, 2/1/2025	25	25
3.65%, 3/1/2026	57	57

		842

Building Products — 0.1%
Johnson Controls International plc
3.75%, 12/1/2021	99	100
3.90%, 2/14/2026	32	32

		132

Capital Markets — 2.6%
Bank of New York Mellon Corp. (The)
4.60%, 1/15/2020	75	77
3.25%, 9/11/2024	150	147
Blackstone Holdings Finance Co. LLC 5.88%, 3/15/2021(a)	150	160
Carlyle Promissory Note 4.35%, 7/15/2019‡	10	10
Charles Schwab Corp. (The)
3.23%, 9/1/2022	40	40
3.20%, 1/25/2028	200	191
Deutsche Bank AG (Germany)
3.13%, 1/13/2021	38	37
3.38%, 5/12/2021	62	61
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/2021	200	193
3.00%, 4/26/2022	80	78
3.75%, 5/22/2025	257	251
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025(b)	564	539
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(b)	349	332
ING Bank NV (Netherlands) 2.50%, 10/1/2019(a)	200	199
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	47	47
4.00%, 10/15/2023	88	90
Invesco Finance plc
4.00%, 1/30/2024	71	72
3.75%, 1/15/2026	125	125
Jefferies Group LLC 6.88%, 4/15/2021	125	135
Macquarie Bank Ltd. (Australia)
2.85%, 7/29/2020(a)	100	99
4.00%, 7/29/2025(a)	100	99
Macquarie Group Ltd. (Australia)
6.00%, 1/14/2020(a)	100	104
6.25%, 1/14/2021(a)	40	43
Morgan Stanley
5.50%, 7/24/2020	166	174
5.75%, 1/25/2021	100	106
5.50%, 7/28/2021	100	106
3.70%, 10/23/2024	83	83
5.00%, 11/24/2025	155	162
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	84	89
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032(b)	17	16
State Street Corp. 3.10%, 5/15/2023	36	36
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	34	34
UBS AG (Switzerland) 2.45%, 12/1/2020(a)	200	196

		4,131

Chemicals — 0.6%
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023(a)	100	100
Dow Chemical Co. (The)
8.55%, 5/15/2019	20	21
4.13%, 11/15/2021	60	61
Ecolab, Inc.
3.25%, 1/14/2023	88	88
3.25%, 12/1/2027	43	41
Mosaic Co. (The) 3.25%, 11/15/2022	246	240
Nutrien Ltd. (Canada) 3.38%, 3/15/2025	45	43

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Chemicals — continued
Praxair, Inc. 2.65%, 2/5/2025	41	39
Sherwin-Williams Co. (The)
3.30%, 2/1/2025	110	106
3.45%, 6/1/2027	51	48
Union Carbide Corp. 7.50%, 6/1/2025	150	178

		965

Commercial Services & Supplies — 0.1%
Republic Services, Inc. 3.38%, 11/15/2027	200	191

Communications Equipment — 0.2%
Cisco Systems, Inc.
4.95%, 2/15/2019	200	204
2.95%, 2/28/2026	44	42

		246

Construction & Engineering — 0.0%(c)
Fluor Corp. 3.38%, 9/15/2021	70	70

Construction Materials — 0.1%
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	78	73
3.50%, 12/15/2027	160	149

		222

Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland) 3.50%, 1/15/2025	250	236
American Express Co. 3.38%, 5/17/2021	100	100
American Honda Finance Corp. 1.95%, 7/20/2020	200	196
Capital One Financial Corp. 3.20%, 2/5/2025	235	221
Caterpillar Financial Services Corp.
1.85%, 9/4/2020	200	196
2.85%, 6/1/2022	58	57
Ford Motor Credit Co. LLC
2.38%, 3/12/2019	200	199
3.16%, 8/4/2020	250	249
2.98%, 8/3/2022	250	242
John Deere Capital Corp.
Series 0014, 2.45%, 9/11/2020	50	49
3.15%, 10/15/2021	33	33
2.70%, 1/6/2023	89	87
2.65%, 6/24/2024	100	96
Synchrony Financial 4.25%, 8/15/2024	100	99

		2,060

Containers & Packaging — 0.0%(c)
WestRock Co. 3.00%, 9/15/2024(a)	80	76

Diversified Financial Services — 1.3%
AIG Global Funding 2.15%, 7/2/2020(a)	150	147
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	349	342
GTP Acquisition Partners I LLC 2.35%, 6/15/2020(a)	174	171
National Rural Utilities Cooperative Finance Corp. 2.30%, 9/15/2022	200	192
ORIX Corp. (Japan) 2.90%, 7/18/2022	81	79
Private Export Funding Corp.
Series EE, 2.80%, 5/15/2022	500	499
Series KK, 3.55%, 1/15/2024	200	206
Protective Life Global Funding 2.62%, 8/22/2022(a)	200	194
Shell International Finance BV (Netherlands)
1.38%, 9/12/2019	230	227
3.25%, 5/11/2025	100	98

		2,155

Diversified Telecommunication Services — 0.9%
AT&T, Inc.
5.80%, 2/15/2019	253	258
4.45%, 4/1/2024	17	17
3.95%, 1/15/2025	69	68
4.10%, 2/15/2028(a)	160	156
7.88%, 2/15/2030(a)	350	432
Qwest Corp. 6.75%, 12/1/2021	148	159
Telefonica Emisiones SAU (Spain) 5.13%, 4/27/2020	31	32
Verizon Communications, Inc.
4.15%, 3/15/2024	156	159
4.50%, 8/10/2033	208	204

		1,485

Electric Utilities — 1.6%
Arizona Public Service Co. 2.20%, 1/15/2020	27	27
Baltimore Gas & Electric Co. 2.80%, 8/15/2022	43	42
Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	200	190
DTE Electric Co. 2.65%, 6/15/2022	20	19
Duke Energy Corp. 3.75%, 4/15/2024	300	301
Duke Energy Indiana LLC 3.75%, 7/15/2020	60	61
Duke Energy Progress LLC 2.80%, 5/15/2022	40	39
Electricite de France SA (France) 2.15%, 1/22/2019(a)	60	60
Enel Finance International NV (Italy) 3.63%, 5/25/2027(a)	200	183
Entergy Mississippi, Inc. 2.85%, 6/1/2028	186	172

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Electric Utilities — continued
Jersey Central Power & Light Co.
7.35%, 2/1/2019	25	25
4.30%, 1/15/2026(a)	200	204
Kansas City Power & Light Co. 3.15%, 3/15/2023	47	46
Nevada Power Co. 7.13%, 3/15/2019	60	62
NextEra Energy Capital Holdings, Inc.
2.40%, 9/15/2019	27	27
3.55%, 5/1/2027	89	85
Niagara Mohawk Power Corp.
4.88%, 8/15/2019(a)	40	41
3.51%, 10/1/2024(a)	28	28
Oncor Electric Delivery Co. LLC 6.80%, 9/1/2018	50	50
Pacific Gas & Electric Co.
2.45%, 8/15/2022	68	65
3.25%, 6/15/2023	50	49
Pennsylvania Electric Co. 3.25%, 3/15/2028(a)	132	124
Public Service Co. of Colorado 3.20%, 11/15/2020	51	51
Public Service Co. of Oklahoma 4.40%, 2/1/2021	74	76
Southern California Edison Co. 1.85%, 2/1/2022	33	33
Southern Co. (The) 3.25%, 7/1/2026	317	299
Virginia Electric & Power Co.
Series C, 2.75%, 3/15/2023	191	185
3.45%, 2/15/2024	21	21

		2,565

Electrical Equipment — 0.1%
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	41	41
Eaton Corp. 3.10%, 9/15/2027	140	131

		172

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	16	16
3.88%, 1/12/2028	100	95

		111

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	150	147
Halliburton Co. 3.50%, 8/1/2023	107	107
Nabors Industries, Inc. 4.63%, 9/15/2021	30	29
Schlumberger Investment SA 3.30%, 9/14/2021(a)	47	47

		330

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.
3.50%, 1/31/2023	80	79
5.00%, 2/15/2024	38	40
AvalonBay Communities, Inc. 3.20%, 1/15/2028	100	94
Boston Properties LP 3.20%, 1/15/2025	152	145
Brixmor Operating Partnership LP 3.85%, 2/1/2025	100	97
EPR Properties 4.50%, 6/1/2027	62	59
Equity Commonwealth 5.88%, 9/15/2020	125	130
ERP Operating LP 4.63%, 12/15/2021	255	265
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028(a)	52	49
HCP, Inc.
4.20%, 3/1/2024	17	17
3.88%, 8/15/2024	205	202
3.40%, 2/1/2025	38	36
Prologis LP 4.25%, 8/15/2023	53	55
Realty Income Corp.
3.88%, 7/15/2024	50	50
3.65%, 1/15/2028	150	144
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025(a)	150	145
Select Income 3.60%, 2/1/2020	75	75
Senior Housing Properties Trust 4.75%, 2/15/2028	100	97
Simon Property Group LP
4.13%, 12/1/2021	81	83
3.75%, 2/1/2024	38	38
3.38%, 10/1/2024	62	61
Tanger Properties LP 3.75%, 12/1/2024	75	72
Ventas Realty LP
3.75%, 5/1/2024	44	44
3.50%, 2/1/2025	27	26
4.13%, 1/15/2026	62	61
VEREIT Operating Partnership LP
4.60%, 2/6/2024	100	100
3.95%, 8/15/2027	100	93
Welltower, Inc. 4.50%, 1/15/2024	73	74

		2,431

Food & Staples Retailing — 0.2%
Kroger Co. (The)
1.50%, 9/30/2019	200	196
4.00%, 2/1/2024	90	91
Sysco Corp. 3.75%, 10/1/2025	100	99

		386

Food Products — 0.7%
Campbell Soup Co. 3.95%, 3/15/2025	100	97
Cargill, Inc. 3.30%, 3/1/2022(a)	100	100

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Food Products — continued
General Mills, Inc. 2.60%, 10/12/2022	200	192
Kellogg Co. 3.40%, 11/15/2027	200	187
Kraft Heinz Foods Co.
5.38%, 2/10/2020	22	23
3.50%, 6/6/2022	165	164
3.95%, 7/15/2025	15	15
McCormick & Co., Inc. 3.15%, 8/15/2024	45	44
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	92	94
Tyson Foods, Inc. 3.95%, 8/15/2024	73	73
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	100	100

		1,089

Gas Utilities — 0.0%(c)
Atmos Energy Corp. 8.50%, 3/15/2019	30	31

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories 3.25%, 4/15/2023	300	296
Becton Dickinson and Co. 2.68%, 12/15/2019	250	248
Medtronic Global Holdings SCA 1.70%, 3/28/2019	175	174
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	19	19

		737

Health Care Providers & Services — 1.0%
Aetna, Inc. 2.80%, 6/15/2023	200	192
Anthem, Inc.
3.13%, 5/15/2022	115	113
3.50%, 8/15/2024	106	104
CVS Health Corp. 4.10%, 3/25/2025	380	380
Express Scripts Holding Co.
3.05%, 11/30/2022	200	194
3.50%, 6/15/2024	72	69
Laboratory Corp. of America Holdings 3.20%, 2/1/2022	214	212
UnitedHealth Group, Inc.
1.70%, 2/15/2019	200	199
3.38%, 11/15/2021	112	113

		1,576

Hotels, Restaurants & Leisure — 0.1%
Starbucks Corp. 3.10%, 3/1/2023	150	149

Household Durables — 0.1%
DR Horton, Inc. 2.55%, 12/1/2020	150	147

Household Products — 0.2%
Kimberly-Clark Corp. 2.40%, 3/1/2022	20	20
Procter & Gamble - ESOP Series A, 9.36%, 1/1/2021	33	35
Procter & Gamble Co. (The) 1.75%, 10/25/2019	200	198

		253

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC
3.40%, 3/15/2022	80	80
4.25%, 6/15/2022	37	38

		118

Industrial Conglomerates — 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 4.25%, 6/15/2023	34	35
Pentair Finance SARL (United Kingdom) 2.90%, 9/15/2018	49	49
Roper Technologies, Inc. 6.25%, 9/1/2019	175	182

		266

Insurance — 1.5%
Allstate Corp. (The) 3.15%, 6/15/2023	61	60
Alterra Finance LLC 6.25%, 9/30/2020	100	107
American International Group, Inc. 3.75%, 7/10/2025	161	157
Aon plc 3.88%, 12/15/2025	143	141
Assurant, Inc. 4.20%, 9/27/2023	90	90
Berkshire Hathaway Finance Corp. 1.30%, 8/15/2019	280	276
Chubb INA Holdings, Inc. 2.88%, 11/3/2022	130	128
CNA Financial Corp.
3.95%, 5/15/2024	52	52
4.50%, 3/1/2026	38	39
Guardian Life Global Funding 2.50%, 5/8/2022(a)	125	122
Lincoln National Corp. 4.20%, 3/15/2022	35	36
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	100	101
Marsh & McLennan Cos., Inc.
2.35%, 9/10/2019	156	155
3.30%, 3/14/2023	50	50
Metropolitan Life Global Funding I 3.00%, 9/19/2027(a)	250	234
Principal Financial Group, Inc. 3.10%, 11/15/2026	150	141
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025(a)	150	188
Travelers Cos., Inc. (The) 5.90%, 6/2/2019	250	258

		2,335

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 2.80%, 8/22/2024(a)	100	97

IT Services — 0.2%
IBM Credit LLC 2.65%, 2/5/2021	150	149
Western Union Co. (The) 3.60%, 3/15/2022	200	199

		348

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
3.15%, 1/15/2023	57	56
4.15%, 2/1/2024	34	35
3.20%, 8/15/2027	100	94

		185

Machinery — 0.1%
Caterpillar, Inc. 2.60%, 6/26/2022	31	30
Illinois Tool Works, Inc. 3.50%, 3/1/2024	175	177

		207

Media — 0.9%
21st Century Fox America, Inc. 7.70%, 10/30/2025	100	122
CBS Corp. 4.00%, 1/15/2026	208	203
Charter Communications Operating LLC 4.91%, 7/23/2025	160	163
Comcast Corp. 3.38%, 8/15/2025	80	77
Cox Communications, Inc. 3.50%, 8/15/2027(a)	154	145
Discovery Communications LLC 4.38%, 6/15/2021	78	80
NBCUniversal Media LLC 2.88%, 1/15/2023	200	194
Time Warner Cable LLC 8.75%, 2/14/2019	35	36
Time Warner, Inc. 3.60%, 7/15/2025	150	145
Viacom, Inc. 3.88%, 4/1/2024	112	110
Walt Disney Co. (The) 2.95%, 6/15/2027	250	238

		1,513

Metals & Mining — 0.0%(c)
Nucor Corp. 4.00%, 8/1/2023	27	28

Multiline Retail — 0.0%(c)
Macy’s Retail Holdings, Inc. 6.90%, 4/1/2029	21	23
Nordstrom, Inc. 4.00%, 10/15/2021	35	35

		58

Multi-Utilities — 0.5%
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	155	157
Consumers Energy Co. 5.65%, 4/15/2020	50	53
Dominion Energy, Inc. 2.96%, 7/1/2019(d)	100	100
DTE Energy Co. Series B, 3.30%, 6/15/2022	79	78
NiSource, Inc. 3.85%, 2/15/2023	200	202
Sempra Energy 4.05%, 12/1/2023	48	49
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	94	94
WEC Energy Group, Inc. 3.55%, 6/15/2025	87	85

		818

Oil, Gas & Consumable Fuels — 2.4%
Andeavor Logistics LP 4.25%, 12/1/2027	27	26
Apache Corp.
6.90%, 9/15/2018	25	25
3.25%, 4/15/2022	42	42
Boardwalk Pipelines LP 4.95%, 12/15/2024	13	13
BP Capital Markets plc (United Kingdom)
3.81%, 2/10/2024	166	168
3.51%, 3/17/2025	60	60
Buckeye Partners LP
5.50%, 8/15/2019	50	51
4.88%, 2/1/2021	40	41
Canadian Natural Resources Ltd. (Canada) 3.90%, 2/1/2025	25	25
Cenovus Energy, Inc. (Canada)
5.70%, 10/15/2019	200	206
3.00%, 8/15/2022	21	20
Chevron Corp. 2.36%, 12/5/2022	40	39
CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	200	203
Ecopetrol SA (Colombia) 4.13%, 1/16/2025	58	56
Energy Transfer Partners LP
3.60%, 2/1/2023	28	27
4.90%, 2/1/2024	61	63
4.05%, 3/15/2025	91	88

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
Eni SpA (Italy) 4.15%, 10/1/2020(a)	200	203
EnLink Midstream Partners LP 4.15%, 6/1/2025	174	166
Enterprise Products Operating LLC
2.80%, 2/15/2021	200	198
3.90%, 2/15/2024	49	50
3.75%, 2/15/2025	37	37
EOG Resources, Inc.
4.10%, 2/1/2021	100	103
2.63%, 3/15/2023	23	22
Gulf South Pipeline Co. LP 4.00%, 6/15/2022	50	50
Magellan Midstream Partners LP 6.55%, 7/15/2019	50	52
Marathon Petroleum Corp. 3.63%, 9/15/2024	67	66
MPLX LP 3.38%, 3/15/2023	32	32
Noble Energy, Inc. 3.85%, 1/15/2028	100	98
Occidental Petroleum Corp. 3.50%, 6/15/2025	30	30
ONEOK Partners LP
3.20%, 9/15/2018	40	40
3.38%, 10/1/2022	12	12
5.00%, 9/15/2023	28	29
4.90%, 3/15/2025	200	208
Petroleos Mexicanos (Mexico)
6.38%, 2/4/2021	149	156
4.88%, 1/18/2024	69	67
6.88%, 8/4/2026	51	54
5.35%, 2/12/2028(a)	42	39
Phillips 66 3.90%, 3/15/2028	70	69
Plains All American Pipeline LP 3.60%, 11/1/2024	100	95
Sinopec Group Overseas Development 2013 Ltd. (China) 4.38%, 10/17/2023(a)	200	205
Spectra Energy Partners LP 3.50%, 3/15/2025	63	60
Sunoco Logistics Partners Operations LP 4.65%, 2/15/2022	180	185
TC PipeLines LP 3.90%, 5/25/2027	42	40
TransCanada PipeLines Ltd. (Canada)
6.50%, 8/15/2018	100	101
7.13%, 1/15/2019	30	31
3.75%, 10/16/2023	172	173
Williams Partners LP 3.90%, 1/15/2025	86	84

		3,908

Pharmaceuticals — 0.3%
Allergan Funding SCS 3.45%, 3/15/2022	69	68
Johnson & Johnson 2.63%, 1/15/2025	118	113
Mylan, Inc. 2.55%, 3/28/2019	59	59
Shire Acquisitions Investments Ireland DAC 1.90%, 9/23/2019	200	197

		437

Real Estate Management & Development — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022(a)	200	198

Road & Rail — 0.8%
Burlington Northern Santa Fe LLC
4.70%, 10/1/2019	150	154
3.60%, 9/1/2020	19	19
3.45%, 9/15/2021	32	32
3.05%, 3/15/2022	43	43
Canadian Pacific Railway Co. (Canada)
7.25%, 5/15/2019	200	208
4.50%, 1/15/2022	55	57
CSX Corp. 3.25%, 6/1/2027	162	154
ERAC USA Finance LLC
5.25%, 10/1/2020(a)	48	50
4.50%, 8/16/2021(a)	27	28
Penske Truck Leasing Co. LP
2.88%, 7/17/2018(a)	53	53
3.38%, 2/1/2022(a)	200	199
Ryder System, Inc.
2.50%, 5/11/2020	28	28
2.88%, 9/1/2020	86	85
Union Pacific Corp. 2.25%, 2/15/2019	175	175

		1,285

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.95%, 1/12/2021	70	70
Intel Corp. 3.70%, 7/29/2025	130	132
QUALCOMM, Inc. 3.25%, 5/20/2027	94	88

		290

Software — 0.5%
Microsoft Corp. 2.38%, 5/1/2023	34	33
Oracle Corp.
2.38%, 1/15/2019	350	350
2.95%, 11/15/2024	400	388

		771

Specialty Retail — 0.4%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	167	172
Home Depot, Inc. (The) 2.80%, 9/14/2027	150	140
Lowe’s Cos., Inc. 3.38%, 9/15/2025	200	198
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	100	97
3.60%, 9/1/2027	62	59

		666

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
CORPORATE BONDS — continued
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
2.75%, 1/13/2025	200		192
3.35%, 2/9/2027	201		198
2.90%, 9/12/2027	199		189

			579

Tobacco — 0.2%
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024(a)	200		191
Philip Morris International, Inc. 3.38%, 8/11/2025	150		145

			336

Trading Companies & Distributors — 0.2%
Air Lease Corp. 3.63%, 12/1/2027	200		185
Aviation Capital Group LLC 3.88%, 5/1/2023(a)	100		100

			285

Water Utilities — 0.1%
American Water Capital Corp. 3.85%, 3/1/2024	150		152

Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc. (Canada) 4.10%, 10/1/2023	160		164
Vodafone Group plc (United Kingdom) 4.13%, 5/30/2025	76		76

			240

TOTAL CORPORATE BONDS (Cost $49,894)			49,144

U.S. TREASURY OBLIGATIONS — 24.5%
U.S. Treasury Bonds 6.00%, 2/15/2026	516		630
U.S. Treasury Notes
1.25%, 8/31/2019	2,000		1,974
1.88%, 1/31/2022	1,000		974
1.88%, 4/30/2022	6,000		5,829
2.25%, 1/31/2024	6,000		5,846
2.50%, 5/15/2024	30		29
1.63%, 2/15/2026	10,500		9,626
U.S. Treasury STRIPS Bonds
3.83%, 11/15/2021(e)	1,525		1,393
2.75%, 2/15/2022(e)	2,400		2,177
2.73%, 11/15/2022(e)	1,300		1,152
2.64%, 5/15/2023(e)	685		599
2.16%, 8/15/2023(e)	3,890		3,372
2.25%, 11/15/2023(e)	2,150		1,851
2.44%, 2/15/2024(e)	3,000		2,562
2.16%, 5/15/2024(e)	200		170
2.82%, 5/15/2025(e)	200		164
2.28%, 5/15/2026(e)	200		159
3.44%, 8/15/2026(e)	47		37
3.51%, 11/15/2026(e)	300		235
2.66%, 2/15/2027(e)	300		233
3.81%, 8/15/2027(e)	100		76
3.78%, 11/15/2027(e)	140		106
3.01%, 2/15/2028(e)	53		40
2.36%, 5/15/2028(e)	10		8
3.18%, 8/15/2028(e)	200		148

TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,906)			39,390

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.7%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	976		1,000
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	152		144
Angel Oak Mortgage Trust LLC Series 2015-1, Class A, 4.50%, 11/25/2045(a)(d)	18		18
Banc of America Funding Trust Series 2004-1, PO, 3/25/2034‡	17		14
BCAP LLC Trust Series 2010-RR7, Class 2A1, 3.56%, 7/26/2045(a)(f)	125		123
CHL Mortgage Pass-Through Trust
Series 2004-HYB3, Class 2A, 3.58%, 6/20/2034(f)	17		17
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	34		35
Series 2005-22, Class 2A1, 3.45%, 11/25/2035(f)	134		119
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 12/25/2018‡	—	(g)	—	(g)
Series 2003-HYB1, Class A, 3.74%, 9/25/2033(f)	17		17
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UST1, Class PO1, PO, 12/25/2018‡	—	(g)	—	(g)
Series 2003-UST1, Class PO3, PO, 12/25/2018‡	—	(g)	—	(g)
Series 2003-UST1, Class A1, 5.50%, 12/25/2018	4		4

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	7		8
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-23, Class 2A5, 5.00%, 10/25/2018	—	(g)	—	(g)
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 1A1, 3.86%, 6/25/2020(f)	47		46
Deutsche Mortgage Securities, Inc., Mortgage Loan Trust Series 2004-1, Class 2APO, PO, 10/25/2018‡	—	(g)	—	(g)
FHLMC – GNMA Series 24, Class ZE, 6.25%, 11/25/2023	19		20
FHLMC REMIC
Series 2631, Class LC, 4.50%, 6/15/2018	—	(g)	—	(g)
Series 2651, Class VZ, 4.50%, 7/15/2018	—	(g)	—	(g)
Series 2934, Class EC, PO, 2/15/2020	15		14
Series 2347, Class VP, 6.50%, 3/15/2020	4		4
Series 47, Class F, 10.00%, 6/15/2020	—	(g)	—	(g)
Series 2999, Class ND, 4.50%, 7/15/2020	44		45
Series 46, Class B, 7.80%, 9/15/2020	—	(g)	—	(g)
Series 1807, Class G, 9.00%, 10/15/2020	—	(g)	—	(g)
Series 114, Class H, 6.95%, 1/15/2021	2		2
Series 85, Class C, 8.60%, 1/15/2021	—	(g)	—	(g)
Series 99, Class Z, 9.50%, 1/15/2021	—	(g)	—	(g)
Series 1084, Class F, 2.87%, 5/15/2021(f)	—	(g)	—	(g)
Series 1079, Class S, HB, IF, 27.48%, 5/15/2021(f)	—	(g)	—	(g)
Series 1084, Class S, HB, IF, 36.59%, 5/15/2021(f)	—	(g)	—	(g)
Series 1144, Class KB, 8.50%, 9/15/2021	2		2
Series 1172, Class L, HB, 1,181.25%, 11/15/2021(f)	—	(g)	—	(g)
Series 3253, PO, 12/15/2021	1		—	(g)
Series 1196, Class B, HB, IF, 962.15%, 1/15/2022(f)	—	(g)	—	(g)
Series 1206, Class IA, 7.00%, 3/15/2022	2		2
Series 1250, Class J, 7.00%, 5/15/2022	1		1
Series 1343, Class LA, 8.00%, 8/15/2022	5		6
Series 2512, Class PG, 5.50%, 10/15/2022	83		86
Series 2535, Class BK, 5.50%, 12/15/2022	14		15
Series 1470, Class F, 1.81%, 2/15/2023(f)	—	(g)	—	(g)
Series 2568, Class KG, 5.50%, 2/15/2023	124		129
Series 1466, Class PZ, 7.50%, 2/15/2023	25		27
Series 1491, Class I, 7.50%, 4/15/2023	9		10
Series 1798, Class F, 5.00%, 5/15/2023	9		10
Series 1518, Class G, IF, 7.03%, 5/15/2023(f)	9		9
Series 1541, Class O, 2.26%, 7/15/2023(f)	8		8
Series 1608, Class L, 6.50%, 9/15/2023	28		30
Series 1602, Class SA, IF, 16.51%, 10/15/2023(f)	3		3
Series 2283, Class K, 6.50%, 12/15/2023	13		14
Series 1700, Class GA, PO, 2/15/2024	4		4
Series 1671, Class L, 7.00%, 2/15/2024	4		5
Series 1706, Class K, 7.00%, 3/15/2024	47		51
Series 2033, Class SN, HB, IF, 27.78%, 3/15/2024(f)	3		1
Series 1720, Class PL, 7.50%, 4/15/2024	147		158
Series 2306, Class K, PO, 5/15/2024	5		5
Series 2306, Class SE, IF, IO, 7.72%, 5/15/2024(f)	13		2
Series 1745, Class D, 7.50%, 8/15/2024	7		8
Series 1927, Class PH, 7.50%, 1/15/2027	58		64
Series 1981, Class Z, 6.00%, 5/15/2027	24		25
Series 1987, Class PE, 7.50%, 9/15/2027	8		9
Series 2038, Class PN, IO, 7.00%, 3/15/2028	10		2
Series 2040, Class PE, 7.50%, 3/15/2028	52		58
Series 2063, Class PG, 6.50%, 6/15/2028	55		63
Series 2064, Class TE, 7.00%, 6/15/2028	7		7
Series 2075, Class PM, 6.25%, 8/15/2028	35		37

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2075, Class PH, 6.50%, 8/15/2028	36		40
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	11		1
Series 2125, Class JZ, 6.00%, 2/15/2029	23		24
Series 2169, Class TB, 7.00%, 6/15/2029	104		114
Series 2163, Class PC, IO, 7.50%, 6/15/2029	6		1
Series 2172, Class QC, 7.00%, 7/15/2029	41		45
Series 2196, Class TL, 7.50%, 11/15/2029	—	(g)	—	(g)
Series 2201, Class C, 8.00%, 11/15/2029	19		21
Series 2210, Class Z, 8.00%, 1/15/2030	50		57
Series 2224, Class CB, 8.00%, 3/15/2030	14		16
Series 2256, Class MC, 7.25%, 9/15/2030	29		33
Series 2259, Class ZM, 7.00%, 10/15/2030	26		29
Series 2271, Class PC, 7.25%, 12/15/2030	26		29
Series 2296, Class PD, 7.00%, 3/15/2031	13		14
Series 2333, Class HC, 6.00%, 7/15/2031	26		28
Series 2344, Class ZD, 6.50%, 8/15/2031	241		277
Series 2344, Class ZJ, 6.50%, 8/15/2031	28		32
Series 2345, Class NE, 6.50%, 8/15/2031	19		21
Series 2351, Class PZ, 6.50%, 8/15/2031	24		28
Series 2410, Class OE, 6.38%, 2/15/2032	29		31
Series 2410, Class NG, 6.50%, 2/15/2032	19		21
Series 2410, Class QX, IF, IO, 6.73%, 2/15/2032(f)	14		3
Series 2412, Class SP, IF, 12.26%, 2/15/2032(f)	53		63
Series 2444, Class ES, IF, IO, 6.03%, 3/15/2032(f)	32		6
Series 2450, Class SW, IF, IO, 6.08%, 3/15/2032(f)	13		2
Series 2423, Class MC, 7.00%, 3/15/2032	16		17
Series 2423, Class MT, 7.00%, 3/15/2032	31		35
Series 2435, Class CJ, 6.50%, 4/15/2032	111		122
Series 2441, Class GF, 6.50%, 4/15/2032	32		36
Series 2455, Class GK, 6.50%, 5/15/2032	42		46
Series 2450, Class GZ, 7.00%, 5/15/2032	44		49
Series 2466, Class DH, 6.50%, 6/15/2032	61		69
Series 2474, Class NR, 6.50%, 7/15/2032	35		40
Series 2484, Class LZ, 6.50%, 7/15/2032	61		70
Series 2500, Class MC, 6.00%, 9/15/2032	57		62
Series 2543, Class YX, 6.00%, 12/15/2032	120		132
Series 2575, Class ME, 6.00%, 2/15/2033	229		249
Series 2586, Class WI, IO, 6.50%, 3/15/2033	19		4
Series 2990, Class SL, IF, 17.46%, 6/15/2034(f)	43		50
Series 3611, PO, 7/15/2034	28		24
Series 2990, Class UZ, 5.75%, 6/15/2035	687		754
Series 3117, Class EO, PO, 2/15/2036	70		60
Series 3117, Class OK, PO, 2/15/2036	8		6
Series 3122, Class OH, PO, 3/15/2036	82		73
Series 3152, Class MO, PO, 3/15/2036	163		139
Series 3607, Class AO, PO, 4/15/2036	42		35
Series 3137, Class XP, 6.00%, 4/15/2036	102		112
Series 3819, Class ZQ, 6.00%, 4/15/2036	278		307
Series 3149, Class SO, PO, 5/15/2036	6		5
Series 3171, Class MO, PO, 6/15/2036	54		49
Series 3179, Class OA, PO, 7/15/2036	24		21
Series 3202, Class HI, IF, IO, 4.73%, 8/15/2036(f)	228		32
Series 3232, Class ST, IF, IO, 4.78%, 10/15/2036(f)	41		6
Series 3417, Class EO, PO, 11/15/2036	409		368
Series 3316, Class JO, PO, 5/15/2037	8		7
Series 3607, Class OP, PO, 7/15/2037	199		170
Series 3481, Class SJ, IF, IO, 3.93%, 8/15/2038(f)	123		14

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 3804, Class FN, 2.37%, 3/15/2039(f)	12		12
Series 3680, Class MA, 4.50%, 7/15/2039	288		300
Series 4219, Class JA, 3.50%, 8/15/2039	493		500
Series 3997, Class PF, 2.37%, 11/15/2039(f)	70		71
Series 4374, Class NC, 3.75%, 2/15/2046(d)	461		467
FHLMC STRIPS
Series 243, Class 16, IO, 4.50%, 11/15/2020	3		—	(g)
Series 262, Class 35, 3.50%, 7/15/2042	575		576
FHLMC Structured Pass-Through Securities Certificates
Series T-41, Class 3A, 5.58%, 7/25/2032(f)	27		28
Series T-76, Class 2A, 4.17%, 10/25/2037(f)	145		146
Series T-51, Class 2A, 7.50%, 8/25/2042(f)	24		28
Series T-54, Class 2A, 6.50%, 2/25/2043	237		269
Series T-54, Class 3A, 7.00%, 2/25/2043	79		89
Series T-56, Class A5, 5.23%, 5/25/2043	595		647
Series T-58, Class APO, PO, 9/25/2043	18		15
First Horizon Mortgage Pass-Through Trust
Series 2004-AR7, Class 2A2, 3.72%, 2/25/2035(f)	51		51
Series 2005-AR1, Class 2A2, 3.99%, 4/25/2035(f)	43		44
FNMA REMIC
Series 2004-76, Class CL, 4.00%, 10/25/2019	2		2
Series 1989-70, Class G, 8.00%, 10/25/2019	1		1
Series 1989-83, Class H, 8.50%, 11/25/2019	—	(g)	—	(g)
Series 1989-89, Class H, 9.00%, 11/25/2019	—	(g)	—	(g)
Series 1989-78, Class H, 9.40%, 11/25/2019	—	(g)	—	(g)
Series 1990-7, Class B, 8.50%, 1/25/2020	—	(g)	—	(g)
Series 1990-1, Class D, 8.80%, 1/25/2020	—	(g)	—	(g)
Series 1990-60, Class K, 5.50%, 6/25/2020	—	(g)	—	(g)
Series 1990-63, Class H, 9.50%, 6/25/2020	—	(g)	—	(g)
Series 1990-93, Class G, 5.50%, 8/25/2020	—	(g)	—	(g)
Series 1990-102, Class J, 6.50%, 8/25/2020	2		2
Series 1990-94, Class H, HB, 505.00%, 8/25/2020	—	(g)	—	(g)
Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(g)	—	(g)
Series 1990-120, Class H, 9.00%, 10/25/2020	—	(g)	1
Series 1990-134, Class SC, IF, 18.66%, 11/25/2020(f)	—	(g)	—	(g)
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(g)	—	(g)
Series 2001-4, Class PC, 7.00%, 3/25/2021	9		9
Series 1991-42, Class S, IF, 14.25%, 5/25/2021(f)	—	(g)	—	(g)
Series G-14, Class L, 8.50%, 6/25/2021	—	(g)	1
Series G-18, Class Z, 8.75%, 6/25/2021	2		2
Series 2001-48, Class Z, 6.50%, 9/25/2021	41		42
Series G-35, Class M, 8.75%, 10/25/2021	2		2
Series 2002-1, Class HC, 6.50%, 2/25/2022	15		16
Series 1992-107, Class SB, HB, IF, 24.47%, 6/25/2022(f)	11		14
Series G92-42, Class Z, 7.00%, 7/25/2022	1		1
Series G92-35, Class E, 7.50%, 7/25/2022	11		12
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(g)	—	(g)
Series 1996-59, Class J, 6.50%, 8/25/2022	3		4
Series 1992-143, Class MA, 5.50%, 9/25/2022	1		1
Series G92-54, Class ZQ, 7.50%, 9/25/2022	8		8
Series G93-5, Class Z, 6.50%, 2/25/2023	3		3
Series 1993-37, Class PX, 7.00%, 3/25/2023	49		52
Series 1993-25, Class J, 7.50%, 3/25/2023	8		8
Series 1998-4, Class C, PO, 4/25/2023	1		1
Series 1998-43, Class EA, PO, 4/25/2023	79		75
Series 1993-54, Class Z, 7.00%, 4/25/2023	16		17
Series 1993-62, Class SA, IF, 18.63%, 4/25/2023(f)	3		4
Series 2003-83, Class PG, 5.00%, 6/25/2023	9		9

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 1993-122, Class M, 6.50%, 7/25/2023	4	4
Series 1996-14, Class SE, IF, IO, 7.87%, 8/25/2023(f)	33	5
Series 1993-178, Class PK, 6.50%, 9/25/2023	8	8
Series 1993-165, Class SD, IF, 13.13%, 9/25/2023(f)	2	2
Series 1993-183, Class KA, 6.50%, 10/25/2023	119	133
Series 1993-189, Class PL, 6.50%, 10/25/2023	49	52
Series 1994-9, Class E, PO, 11/25/2023	1	1
Series 1993-247, Class SA, HB, IF, 27.41%, 12/25/2023(f)	12	15
Series G95-1, Class C, 8.80%, 1/25/2025	7	8
Series 2005-121, Class DX, 5.50%, 1/25/2026	293	310
Series 1997-20, IO, 1.84%, 3/25/2027(f)	11	—	(g)
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027(f)	13	—	(g)
Series 1997-27, Class J, 7.50%, 4/18/2027	11	12
Series 1997-29, Class J, 7.50%, 4/20/2027	13	15
Series 1997-39, Class PD, 7.50%, 5/20/2027	29	33
Series 2012-47, Class HF, 2.36%, 5/25/2027(f)	142	143
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	8	1
Series 1998-36, Class ZB, 6.00%, 7/18/2028	7	7
Series 2000-2, Class ZE, 7.50%, 2/25/2030	61	68
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	36	8
Series 2001-36, Class DE, 7.00%, 8/25/2031	48	53
Series 2001-49, Class Z, 6.50%, 9/25/2031	8	9
Series 2001-44, Class PD, 7.00%, 9/25/2031	9	11
Series 2003-52, Class SX, IF, 17.07%, 10/25/2031(f)	13	17
Series 2004-74, Class SW, IF, 11.63%, 11/25/2031(f)	31	39
Series 2001-81, Class LO, PO, 1/25/2032	7	6
Series 2002-1, Class SA, IF, 18.82%, 2/25/2032(f)	4	5
Series 2002-21, Class PE, 6.50%, 4/25/2032	26	29
Series 2002-28, Class PK, 6.50%, 5/25/2032	26	29
Series 2002-37, Class Z, 6.50%, 6/25/2032	32	36
Series 2004-61, Class SH, IF, 16.15%, 11/25/2032(f)	35	47
Series 2003-22, Class UD, 4.00%, 4/25/2033	114	117
Series 2003-34, Class GE, 6.00%, 5/25/2033	292	312
Series 2003-39, IO, 6.00%, 5/25/2033(f)	6	1
Series 2003-47, Class PE, 5.75%, 6/25/2033	110	119
Series 2003-64, Class SX, IF, 8.98%, 7/25/2033(f)	14	16
Series 2003-71, Class DS, IF, 4.92%, 8/25/2033(f)	91	89
Series 2005-56, Class TP, IF, 12.27%, 8/25/2033(f)	80	89
Series 2003-91, Class SD, IF, 9.23%, 9/25/2033(f)	9	11
Series 2003-116, Class SB, IF, IO, 5.64%, 11/25/2033(f)	94	15
Series 2006-44, Class P, PO, 12/25/2033	32	27
Series 2004-25, Class PC, 5.50%, 1/25/2034	20	20
Series 2003-130, Class SX, IF, 8.58%, 1/25/2034(f)	6	7
Series 2004-36, Class PC, 5.50%, 2/25/2034	14	14
Series 2004-25, Class SA, IF, 14.14%, 4/25/2034(f)	52	65
Series 2004-46, Class SK, IF, 11.11%, 5/25/2034(f)	35	41
Series 2004-36, Class SA, IF, 14.14%, 5/25/2034(f)	66	87
Series 2004-50, Class VZ, 5.50%, 7/25/2034	401	426
Series 2005-74, Class CS, IF, 14.63%, 5/25/2035(f)	46	54
Series 2005-52, Class PA, 6.50%, 6/25/2035	1	1
Series 2005-45, Class DC, IF, 17.12%, 6/25/2035(f)	66	82
Series 2005-56, Class S, IF, IO, 4.75%, 7/25/2035(f)	47	6
Series 2005-68, Class PG, 5.50%, 8/25/2035	269	289
Series 2005-73, Class PS, IF, 11.80%, 8/25/2035(f)	121	142
Series 2005-106, Class US, IF, 17.38%, 11/25/2035(f)	88	116
Series 2006-27, Class OH, PO, 4/25/2036	78	69

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2006-65, Class QO, PO, 7/25/2036	32		27
Series 2006-56, Class FC, 2.25%, 7/25/2036(f)	209		209
Series 2006-72, Class GO, PO, 8/25/2036	48		42
Series 2006-79, Class DO, PO, 8/25/2036	38		33
Series 2006-77, Class PC, 6.50%, 8/25/2036	86		95
Series 2006-110, PO, 11/25/2036	61		51
Series 2006-124, Class HB, 3.50%, 11/25/2036(f)	79		81
Series 2007-14, Class ES, IF, IO, 4.48%, 3/25/2037(f)	43		6
Series 2007-81, Class GE, 6.00%, 8/25/2037	135		144
Series 2007-79, Class SB, IF, 16.83%, 8/25/2037(f)	40		54
Series 2007-88, Class VI, IF, IO, 4.58%, 9/25/2037(f)	110		19
Series 2007-91, Class ES, IF, IO, 4.50%, 10/25/2037(f)	300		40
Series 2007-106, Class A7, 6.05%, 10/25/2037(f)	45		49
Series 2007-116, Class HI, IO, 1.14%, 1/25/2038(f)	71		3
Series 2008-16, Class IS, IF, IO, 4.24%, 3/25/2038(f)	15		2
Series 2008-10, Class XI, IF, IO, 4.27%, 3/25/2038(f)	24		2
Series 2008-28, Class QS, IF, 14.82%, 4/25/2038(f)	37		44
Series 2008-46, Class HI, IO, 1.40%, 6/25/2038(f)	66		3
Series 2009-69, PO, 9/25/2039	54		48
Series 2009-103, Class MB, 3.79%, 12/25/2039(f)	94		101
Series 2010-71, Class HJ, 5.50%, 7/25/2040	186		204
Series 2011-118, Class MT, 7.00%, 11/25/2041	228		259
Series 2011-118, Class NT, 7.00%, 11/25/2041	202		227
Series 2013-101, Class DO, PO, 10/25/2043	327		252
Series 2013-128, PO, 12/25/2043	307		243
FNMA REMIC Trust
Series 2007-W7, Class 1A4, HB, IF, 27.42%, 7/25/2037(f)	10		15
Series 2003-W4, Class 2A, 6.50%, 10/25/2042(f)	19		22
Series 2003-W1, Class 1A1, 5.42%, 12/25/2042(f)	94		98
FNMA STRIPS
Series 50, Class 2, IO, 10.50%, 3/25/2019	—	(g)	—	(g)
Series 218, Class 2, IO, 7.50%, 4/25/2023	1		—	(g)
Series 300, Class 1, PO, 9/25/2024	29		27
Series 329, Class 1, PO, 1/25/2033	6		5
FNMA Trust
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	37		42
Series 2005-W3, Class 2AF, 2.18%, 3/25/2045(f)	121		120
GNMA
Series 1994-7, Class PQ, 6.50%, 10/16/2024	77		81
Series 1999-30, Class S, IF, IO, 6.67%, 8/16/2029(f)	12		—	(g)
Series 2000-9, Class ZJ, 8.50%, 2/16/2030	120		135
Series 2000-9, Class Z, 8.00%, 6/20/2030	7		8
Series 2002-31, Class S, IF, IO, 6.77%, 1/16/2031(f)	21		4
Series 2002-47, Class PG, 6.50%, 7/16/2032	49		55
Series 2002-47, Class PY, 6.00%, 7/20/2032	59		65
Series 2002-47, Class ZA, 6.50%, 7/20/2032	63		71
Series 2010-14, Class AO, PO, 12/20/2032	36		34
Series 2003-24, PO, 3/16/2033	10		9
Series 2003-40, Class TJ, 6.50%, 3/20/2033	220		243
Series 2003-52, Class AP, PO, 6/16/2033	53		45
Series 2004-28, Class S, IF, 14.34%, 4/16/2034(f)	15		20
Series 2004-73, Class AE, IF, 10.87%, 8/17/2034(f)	18		19
Series 2004-71, Class SB, IF, 19.90%, 9/20/2034(f)	29		40
Series 2004-90, Class SI, IF, IO, 4.15%, 10/20/2034(f)	163		22
Series 2005-68, Class DP, IF, 11.77%, 6/17/2035(f)	40		45
Series 2005-68, Class KI, IF, IO, 4.35%, 9/20/2035(f)	302		40
Series 2006-38, Class ZK, 6.50%, 8/20/2036	481		534
Series 2006-59, Class SD, IF, IO, 4.75%, 10/20/2036(f)	32		3
Series 2007-17, Class JI, IF, IO, 4.88%, 4/16/2037(f)	124		18

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2007-27, Class SA, IF, IO, 4.25%, 5/20/2037(f)	153	18
Series 2007-45, Class QA, IF, IO, 4.69%, 7/20/2037(f)	132	16
Series 2007-40, Class SB, IF, IO, 4.80%, 7/20/2037(f)	219	30
Series 2007-50, Class AI, IF, IO, 4.83%, 8/20/2037(f)	117	15
Series 2007-53, Class ES, IF, IO, 4.60%, 9/20/2037(f)	33	5
Series 2007-53, Class SW, IF, 14.36%, 9/20/2037(f)	29	35
Series 2009-79, Class OK, PO, 11/16/2037	117	104
Series 2007-76, Class SA, IF, IO, 4.58%, 11/20/2037(f)	67	9
Series 2007-72, Class US, IF, IO, 4.60%, 11/20/2037(f)	66	8
Series 2009-106, Class ST, IF, IO, 4.05%, 2/20/2038(f)	233	28
Series 2008-33, Class XS, IF, IO, 5.77%, 4/16/2038(f)	44	7
Series 2008-40, Class SA, IF, IO, 4.47%, 5/16/2038(f)	137	18
Series 2008-55, Class SA, IF, IO, 4.25%, 6/20/2038(f)	85	9
Series 2008-50, Class KB, 6.00%, 6/20/2038	169	187
Series 2008-93, Class AS, IF, IO, 3.75%, 12/20/2038(f)	92	9
Series 2009-6, Class SA, IF, IO, 4.17%, 2/16/2039(f)	27	3
Series 2009-31, Class TS, IF, IO, 4.35%, 3/20/2039(f)	105	8
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	41	11
Series 2009-22, Class SA, IF, IO, 4.32%, 4/20/2039(f)	125	13
Series 2009-92, Class ZC, 5.00%, 10/20/2039	741	810
Series 2011-137, Class WA, 5.55%, 7/20/2040(f)	275	301
Series 2010-105, Class B, 5.00%, 8/20/2040	995	1,064
Series 2010-130, Class CP, 7.00%, 10/16/2040	78	88
Series 2013-91, Class WA, 4.49%, 4/20/2043(f)	543	555
Series 2012-H24, Class FA, 2.33%, 3/20/2060(f)	5	6
Series 2013-H03, Class FA, 2.18%, 8/20/2060(f)	10	10
Series 2012-H21, Class DF, 2.53%, 5/20/2061(f)	75	75
Series 2012-H26, Class MA, 2.43%, 7/20/2062(f)	80	80
Series 2012-H29, Class FA, 2.40%, 10/20/2062(f)	627	629
Series 2014-H15, Class FA, 2.38%, 7/20/2064(f)	694	698
Series 2014-H17, Class FC, 2.38%, 7/20/2064(f)	622	625
Series 2015-H15, Class FJ, 2.32%, 6/20/2065(f)	628	630
Series 2015-H18, Class FA, 2.33%, 6/20/2065(f)	552	554
Series 2015-H20, Class FA, 2.35%, 8/20/2065(f)	582	584
Series 2015-H26, Class FG, 2.40%, 10/20/2065(f)	701	705
GSR Mortgage Loan Trust Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	91	104
Impac Secured Assets CMN Owner Trust Series 2002-2, Class APO, PO, 4/25/2033‡	40	28
JP Morgan Mortgage Trust
Series 2003-A1, Class 1A1, 3.47%, 10/25/2033(f)	237	240
Series 2006-A2, Class 5A3, 3.59%, 11/25/2033(f)	85	87
Series 2006-A2, Class 4A1, 3.84%, 8/25/2034(f)	24	24
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 3.82%, 4/21/2034(f)	71	73
Series 2004-3, Class 4A2, 3.28%, 4/25/2034(f)	30	28
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	3	3
Series 2005-6, Class 3A1, 5.50%, 11/25/2020	42	40
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	167	174
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	109	112
Series 2004-7, Class 30PO, PO, 8/25/2034‡	13	10
MASTR Asset Securitization Trust Series 2004-8, PO, 8/25/2019‡	1	1
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035‡(a)	13	11
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 2.58%, 10/25/2028(f)	146	145
Series 2004-A, Class A1, 2.42%, 4/25/2029(f)	49	49
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034(a)(f)	43	43

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
NCUA Guaranteed Notes Trust Series 2010-R3, Class 3A, 2.40%, 12/8/2020	33		32
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	7		7
Series 2003-A1, Class A1, 5.50%, 5/25/2033	8		8
Series 2003-A1, Class A2, 6.00%, 5/25/2033	18		18
RALI Trust
Series 2003-QS3, Class A2, IF, 12.19%, 2/25/2018(f)	—	(g)	—	(g)
Series 2004-QS3, Class CB, 5.00%, 3/25/2019	14		15
Reperforming Loan REMIC Trust Series 2005-R1, Class 2APO, PO, 3/25/2035‡(a)	61		53
Residential Asset Securitization Trust Series 2003-A14, Class A1, 4.75%, 2/25/2019	2		2
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	57		58
Vendee Mortgage Trust
Series 1993-1, Class ZB, 7.25%, 2/15/2023	204		220
Series 1994-1, Class 1, 5.32%, 2/15/2024(f)	123		127
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	182		200
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	60		65
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	249		274
Series 1998-1, Class 2E, 7.00%, 3/15/2028	60		67
WaMu Mortgage Pass-Through Certificates Trust
Series 2002-S8, Class 2A7, 5.25%, 1/25/2033	3		3
Series 2003-AR5, Class A7, 4.09%, 6/25/2033(f)	65		66
Series 2004-AR3, Class A2, 3.95%, 6/25/2034(f)	35		35
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	147		142
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2003-MS2, Class 1A1, 5.75%, 2/25/2033	5		5
Series 2003-MS7, Class P, PO, 3/25/2033‡	1		1
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1, 3.57%, 11/25/2033(f)	25		25
Series 2004-P, Class 2A1, 3.56%, 9/25/2034(f)	114		117
Series 2004-EE, Class 3A1, 3.92%, 12/25/2034(f)	40		41
Series 2005-AR3, Class 1A1, 3.86%, 3/25/2035(f)	173		179

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,902)			28,368

ASSET-BACKED SECURITIES — 9.5%
Ally Auto Receivables Trust Series 2018-2, Class A3, 2.92%, 11/15/2022	246		246
American Airlines Pass-Through Trust
Series 2013-2, Class A, 4.95%, 1/15/2023	140		144
Series 2016-3, Class AA, 3.00%, 10/15/2028	78		73
American Credit Acceptance Receivables Trust
Series 2018-1, Class A, 2.72%, 3/10/2021(a)	84		84
Series 2015-2, Class C, 4.32%, 5/12/2021(a)	223		224
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A3, 1.90%, 3/18/2022	91		90
Series 2018-1, Class A3, 3.07%, 12/19/2022	115		115
Anchor Assets IX LLC Series 2016-1, Class A, 5.13%, 2/15/2020‡(a)	750		750
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048(a)	153		151
Series 2015-2, Class A, 3.34%, 11/15/2048(a)	180		179
BCC Funding Corp. X Series 2015-1, Class A2, 2.22%, 10/20/2020(a)	1		1
Bear Stearns Asset-Backed Securities Trust Series 2006-SD1, Class A, 2.33%, 4/25/2036‡(f)	8		8
British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class AA, 3.80%, 9/20/2031(a)	66		66
CarFinance Capital Auto Trust Series 2015-1A, Class A, 1.75%, 6/15/2021(a)	13		13

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
CarMax Auto Owner Trust Series 2018-2, Class A3, 2.98%, 1/17/2023	136	136
Citi Held For Asset Issuance
Series 2016-MF1, Class A, 4.48%, 8/15/2022(a)	17	17
Series 2016-MF1, Class B, 6.64%, 8/15/2022(a)	400	404
Continental Airlines Pass-Through Trust Series 1999-2, Class A-1, 7.26%, 3/15/2020	10	11
CPS Auto Receivables Trust
Series 2015-B, Class A, 1.65%, 11/15/2019(a)	15	15
Series 2015-B, Class C, 4.20%, 5/17/2021(a)	425	430
Series 2017-C, Class B, 2.30%, 7/15/2021(a)	100	99
Series 2015-C, Class D, 4.63%, 8/16/2021‡(a)	310	315
Credit Acceptance Auto Loan Trust
Series 2015-2A, Class C, 3.76%, 2/15/2024(a)	250	251
Series 2018-2A, Class A, 3.47%, 5/17/2027(a)	250	250
CVS Pass-Through Trust 5.93%, 1/10/2034(a)	46	50
Delta Air Lines Pass-Through Trust Series 2010-2, Class A, 4.95%, 5/23/2019	25	25
Drive Auto Receivables Trust
Series 2015-BA, Class D, 3.84%, 7/15/2021(a)	320	322
Series 2015-AA, Class D, 4.12%, 7/15/2022(a)	177	179
Series 2015-DA, Class D, 4.59%, 1/17/2023‡(a)	220	224
Series 2018-2, Class C, 3.63%, 8/15/2024	100	100
DT Auto Owner Trust
Series 2017-3A, Class B, 2.40%, 5/17/2021(a)	61	61
Series 2015-2A, Class D, 4.25%, 2/15/2022(a)	301	303
Exeter Automobile Receivables Trust
Series 2015-1A, Class B, 2.84%, 3/16/2020(a)	4	4
Series 2016-1A, Class C, 5.52%, 10/15/2021(a)	310	318
Series 2016-2A, Class B, 3.64%, 2/15/2022(a)	370	372
Federal Express Corp. Pass-Through Trust Series 1998, 6.72%, 1/15/2022	333	353
First Investors Auto Owner Trust
Series 2015-2A, Class D, 4.22%, 12/15/2021(a)	100	101
Series 2018-1A, Class A2, 3.22%, 1/17/2023(a)	68	68
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.55%, 3/9/2047(a)	258	257
Series 2015-SFR1, Class B, 3.42%, 3/9/2047‡(a)	144	144
Flagship Credit Auto Trust
Series 2014-2, Class B, 2.84%, 11/16/2020(a)	29	29
Series 2014-2, Class C, 3.95%, 12/15/2020(a)	44	44
Series 2015-3, Class B, 3.68%, 3/15/2022(a)	114	115
Series 2015-3, Class C, 4.65%, 3/15/2022(a)	113	115
Series 2016-1, Class C, 6.22%, 6/15/2022(a)	400	417
Series 2018-2, Class A, 2.97%, 10/17/2022(a)	193	193
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.70%, 4/25/2029‡(f)	29	24
GLS Auto Receivables Trust Series 2016-1A, Class A, 2.73%, 10/15/2020(a)	68	68
GM Financial Automobile Leasing Trust
Series 2017-3, Class A3, 2.01%, 11/20/2020	40	40
Series 2018-1, Class A4, 2.68%, 12/20/2021	76	75
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3, 2.81%, 12/16/2022	134	134
GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043‡(a)(d)	33	33
GO Financial Auto Securitization Trust Series 2015-2, Class B, 4.80%, 8/17/2020(a)	21	21
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031(a)	61	60
Honda Auto Receivables Owner Trust
Series 2017-3, Class A3, 1.79%, 9/20/2021	60	59
Series 2018-2, Class A3, 3.01%, 5/18/2022	128	128
Hyundai Auto Receivables Trust
Series 2017-B, Class A3, 1.77%, 1/18/2022	200	197
Series 2018-A, Class A3, 2.79%, 7/15/2022	78	78
LV Tower 52 Issuer Series 2013-1, Class A, 5.75%, 2/15/2023‡(a)	1,310	1,310

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
ASSET-BACKED SECURITIES — continued
OneMain Financial Issuance Trust
Series 2015-2A, Class A, 2.57%, 7/18/2025(a)	152		152
Series 2015-2A, Class B, 3.10%, 7/18/2025‡(a)	233		233
Series 2015-1A, Class A, 3.19%, 3/18/2026(a)	260		260
Oportun Funding III LLC Series 2016-B, Class A, 3.69%, 7/8/2021(a)	476		476
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024(a)	491		490
Progress Residential Trust
Series 2015-SFR2, Class A, 2.74%, 6/12/2032(a)	854		843
Series 2015-SFR2, Class B, 3.14%, 6/12/2032(a)	351		347
Series 2015-SFR3, Class A, 3.07%, 11/12/2032(a)	781		775
Series 2015-SFR3, Class D, 4.67%, 11/12/2032‡(a)	200		204
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.46%, 1/25/2036‡(d)	32		28
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	46		45
Springleaf Funding Trust Series 2015-AA, Class A, 3.16%, 11/15/2024(a)	330		331
Toyota Auto Receivables Owner Trust Series 2016-A, Class A3, 1.25%, 3/16/2020	198		198
United Airlines Pass-Through Trust Series 2016-2, Class AA, 2.88%, 10/7/2028	117		109
VOLT XL LLC Series 2015-NP14, Class A1, 4.37%, 11/27/2045‡(a)(d)	67		68
VOLT XXV LLC Series 2015-NPL8, Class A1, 3.50%, 6/26/2045(a)(d)	375		374
Westlake Automobile Receivables Trust Series 2015-3A, Class D, 4.40%, 5/17/2021(a)	200		201
World Omni Auto Receivables Trust
Series 2015-A, Class A3, 1.34%, 5/15/2020	10		10
Series 2017-B, Class A3, 1.95%, 2/15/2023	104		102

TOTAL ASSET-BACKED SECURITIES (Cost $15,304)			15,339

MORTGAGE-BACKED SECURITIES — 9.4%
FHLMC
Pool # 785618, ARM, 3.13%, 7/1/2026(f)	10		10
Pool # 611141, ARM, 3.61%, 1/1/2027(f)	17		17
Pool # 1B2656, ARM, 3.54%, 12/1/2034(f)	86		91
Pool # 1G2557, ARM, 4.08%, 6/1/2036(f)	111		117
Pool # 1A1085, ARM, 3.46%, 8/1/2036(f)	90		94
Pool # 1Q0105, ARM, 3.56%, 9/1/2036(f)	50		52
Pool # 1B7242, ARM, 3.86%, 9/1/2036(f)	70		74
Pool # 1Q0737, ARM, 3.52%, 11/1/2036(f)	44		46
Pool # 1N1511, ARM, 3.91%, 1/1/2037(f)	38		40
Pool # 1J1543, ARM, 4.25%, 2/1/2037(f)	44		47
Pool # 1Q0739, ARM, 3.66%, 3/1/2037(f)	64		67
Pool # 1Q0722, ARM, 4.03%, 4/1/2038(f)	51		53
FHLMC Gold Pools, 15 Year, Single Family
Pool # B12489, 4.50%, 10/1/2018	—	(g)	—	(g)
Pool # G11695, 6.50%, 2/1/2019	—	(g)	—	(g)
Pool # G12251, 4.00%, 6/1/2019	7		7
Pool # G12825, 6.50%, 3/1/2022	14		14
FHLMC Gold Pools, 20 Year, Single Family Pool # C90985, 6.50%, 8/1/2026	12		13
FHLMC Gold Pools, 30 Year, Single Family
Pool # A01047, 8.00%, 7/1/2020	—	(g)	—	(g)
Pool # G00245, 8.00%, 8/1/2024	2		2
Pool # C00376, 8.00%, 11/1/2024	1		1
Pool # C00414, 7.50%, 8/1/2025	3		3
Pool # C00452, 7.00%, 4/1/2026	3		3
Pool # G00981, 8.50%, 7/1/2028	9		10
Pool # A17537, 6.00%, 1/1/2034	31		35
Pool # G02682, 7.00%, 2/1/2037	26		29

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
FHLMC Gold Pools, FHA/VA Pool # G20027, 10.00%, 10/1/2030	39		41
FHLMC Gold Pools, Other
Pool # L10151, 6.00%, 2/1/2033	30		32
Pool # U80336, 3.50%, 5/1/2033	564		571
Pool # U90690, 3.50%, 6/1/2042	284		285
Pool # U90975, 4.00%, 6/1/2042	287		295
Pool # U91427, 3.50%, 5/1/2043	788		790
FNMA
Pool # 116612, ARM, 3.44%, 3/1/2019(f)	—	(g)	—	(g)
Pool # 111366, ARM, 2.87%, 8/1/2019(f)	—	(g)	—	(g)
Pool # AN0483, ARM, 2.67%, 12/1/2025(f)	977		973
Pool # 54844, ARM, 2.49%, 9/1/2027(f)	4		4
Pool # 303532, ARM, 3.99%, 3/1/2029(f)	3		3
Pool # 745446, ARM, 3.78%, 4/1/2033(f)	58		61
Pool # 746299, ARM, 3.56%, 9/1/2033(f)	75		79
Pool # 743546, ARM, 3.27%, 11/1/2033(f)	51		53
Pool # 735332, ARM, 3.63%, 8/1/2034(f)	73		77
Pool # 790964, ARM, 3.35%, 9/1/2034(f)	76		80
Pool # 896463, ARM, 3.49%, 10/1/2034(f)	72		77
Pool # 816361, ARM, 3.21%, 1/1/2035(f)	104		110
Pool # 810896, ARM, 3.22%, 1/1/2035(f)	59		61
Pool # 816594, ARM, 3.26%, 2/1/2035(f)	67		69
Pool # 816597, ARM, 3.45%, 2/1/2035(f)	58		60
Pool # 745862, ARM, 3.47%, 4/1/2035(f)	54		57
Pool # 838972, ARM, 3.14%, 8/1/2035(f)	9		9
Pool # 832801, ARM, 3.31%, 9/1/2035(f)	91		95
Pool # 843026, ARM, 3.45%, 9/1/2035(f)	99		102
Pool # 920340, ARM, 4.38%, 2/1/2036(f)	44		46
Pool # 886558, ARM, 3.56%, 8/1/2036(f)	22		23
Pool # 893424, ARM, 3.33%, 9/1/2036(f)	45		47
Pool # 913984, ARM, 3.16%, 2/1/2037(f)	29		30
Pool # 915645, ARM, 3.66%, 2/1/2037(f)	65		69
Pool # 887094, ARM, 3.76%, 7/1/2046(f)	66		70
FNMA, 15 Year, Single Family
Pool # 709877, 5.00%, 6/1/2018	—	(g)	—	(g)
Pool # 742078, 4.50%, 3/1/2019	3		3
Pool # 761326, 5.00%, 4/1/2019	19		19
Pool # 782005, 4.00%, 5/1/2019	4		4
Pool # 780956, 4.50%, 5/1/2019	10		10
Pool # 735386, 5.50%, 1/1/2020	4		4
Pool # 889265, 5.50%, 6/1/2020	1		1
Pool # 735911, 6.50%, 8/1/2020	3		3
Pool # 745406, 6.00%, 3/1/2021	26		27
Pool # 995381, 6.00%, 1/1/2024	43		45
FNMA, 20 Year, Single Family
Pool # 254305, 6.50%, 5/1/2022	31		35
FNMA, 30 Year, FHA/VA
Pool # 426839, 9.50%, 12/1/2018	—	(g)	—	(g)
Pool # 252409, 6.50%, 3/1/2029	14		15
Pool # 752786, 6.00%, 9/1/2033	11		12
FNMA, 30 Year, Single Family
Pool # 70825, 8.00%, 3/1/2021	—	(g)	—	(g)
Pool # 189190, 7.50%, 11/1/2022	4		4
Pool # 479469, 10.00%, 2/1/2024	1		1
Pool # 250066, 8.00%, 5/1/2024	1		1
Pool # 250103, 8.50%, 7/1/2024	3		3
Pool # 303031, 7.50%, 10/1/2024	1		1
Pool # 308499, 8.50%, 5/1/2025	—	(g)	—	(g)
Pool # 695533, 8.00%, 6/1/2027	8		8

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 313687, 7.00%, 9/1/2027	2		2
Pool # 755973, 8.00%, 11/1/2028	15		17
Pool # 598559, 6.50%, 8/1/2031	20		22
Pool # 649624, 7.00%, 8/1/2032	1		1
Pool # 995409, 8.00%, 11/1/2032	176		205
Pool # 675555, 6.00%, 12/1/2032	30		34
Pool # 674349, 6.00%, 3/1/2033	13		14
Pool # 702901, 6.00%, 5/1/2033	54		61
Pool # 723852, 5.00%, 7/1/2033	34		36
Pool # 729296, 5.00%, 7/1/2033	61		66
Pool # 721535, 5.00%, 7/1/2033	79		85
Pool # 713700, 4.50%, 8/1/2033	30		31
Pool # 737825, 6.00%, 9/1/2033	15		17
Pool # 725027, 5.00%, 11/1/2033	59		63
Pool # 725017, 5.50%, 12/1/2033	53		59
Pool # AA0922, 6.00%, 9/1/2036	86		95
Pool # 986648, 6.00%, 9/1/2037	36		39
Pool # AD9151, 5.00%, 8/1/2040	225		242
FNMA, Other
Pool # 467630, 4.30%, 4/1/2021	741		767
Pool # 468058, 4.39%, 5/1/2021	468		483
Pool # AL0569, 4.26%, 6/1/2021	306		315
Pool # AM1802, 2.24%, 12/1/2022	468		452
Pool # AM4466, 3.76%, 10/1/2023	475		488
Pool # AM6381, 3.29%, 8/1/2026	1,000		1,000
Pool # AM7485, 3.24%, 12/1/2026	1,000		993
Pool # AM7515, 3.34%, 2/1/2027	500		503
Pool # AM8529, 3.03%, 4/1/2027	1,000		978
Pool # AM8432, 2.79%, 5/1/2027	1,000		959
Pool # 888408, 6.00%, 3/1/2037	31		33
Pool # 257172, 5.50%, 4/1/2038	19		20
Pool # MA1125, 4.00%, 7/1/2042	512		527
GNMA I, 30 Year, Single Family
Pool # 286315, 9.00%, 2/15/2020	—	(g)	—	(g)
Pool # 313110, 7.50%, 11/15/2022	—	(g)	—	(g)
Pool # 352108, 7.00%, 8/15/2023	1		1
Pool # 363030, 7.00%, 9/15/2023	38		40
Pool # 352022, 7.00%, 11/15/2023	2		2
Pool # 366706, 6.50%, 1/15/2024	8		9
Pool # 371281, 7.00%, 2/15/2024	16		17
Pool # 782507, 9.50%, 10/15/2024	11		12
Pool # 780029, 9.00%, 11/15/2024	1		1
Pool # 780965, 9.50%, 12/15/2025	4		4
Pool # 442119, 7.50%, 11/15/2026	3		3
Pool # 411829, 7.50%, 7/15/2027	4		4
Pool # 468149, 8.00%, 8/15/2028	2		2
Pool # 468236, 6.50%, 9/15/2028	40		45
Pool # 486537, 7.50%, 9/15/2028	4		4
Pool # 466406, 6.00%, 11/15/2028	25		28
Pool # 607645, 6.50%, 2/15/2033	13		15
Pool # 781614, 7.00%, 6/15/2033	19		22
Pool # 782615, 7.00%, 6/15/2035	69		78
Pool # 782025, 6.50%, 12/15/2035	83		93
Pool # 681638, 6.00%, 12/15/2038	100		110
GNMA II, 30 Year, Single Family
Pool # 1974, 8.50%, 3/20/2025	1		1
Pool # 1989, 8.50%, 4/20/2025	5		5
Pool # 2006, 8.50%, 5/20/2025	4		4

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 2141, 8.00%, 12/20/2025	1		1
Pool # 2234, 8.00%, 6/20/2026	2		2
Pool # 2270, 8.00%, 8/20/2026	2		2
Pool # 2285, 8.00%, 9/20/2026	2		2
Pool # 2324, 8.00%, 11/20/2026	1		1
Pool # 2499, 8.00%, 10/20/2027	4		4
Pool # 2512, 8.00%, 11/20/2027	3		3
Pool # 2525, 8.00%, 12/20/2027	1		2
Pool # 2549, 7.50%, 2/20/2028	1		1
Pool # 2562, 6.00%, 3/20/2028	20		23
Pool # 2606, 8.00%, 6/20/2028	1		1
Pool # 2633, 8.00%, 8/20/2028	—	(g)	—	(g)
Pool # 2646, 7.50%, 9/20/2028	5		6
Pool # 4245, 6.00%, 9/20/2038	99		109
GNMA II, Other Pool # AD0860, 3.50%, 11/20/2033	489		496

TOTAL MORTGAGE-BACKED SECURITIES (Cost $15,060)			15,050

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.8%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035(a)(f)	145		143
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 0.59%, 12/11/2049‡(a)(f)	281		1
Commercial Mortgage Trust
Series 2014-PAT, Class A, 2.73%, 8/13/2027(a)(f)	132		132
Series 2014-TWC, Class A, 2.78%, 2/13/2032(a)(f)	400		400
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	281		284
FHLMC Multifamily Structured Pass-Through Certificates
Series KF12, Class A, 2.61%, 9/25/2022(f)	329		329
Series KSMC, Class A2, 2.62%, 1/25/2023	500		492
Series K069, Class A2, 3.19%, 9/25/2027(f)	500		491
FNMA ACES
Series 2012-M11, Class FA, 2.39%, 8/25/2019(f)	90		90
Series 2010-M3, Class A3, 4.33%, 3/25/2020(f)	358		364
Series 2015-M17, Class FA, 2.82%, 11/25/2022(f)	442		445
Series 2014-M2, Class A2, 3.51%, 12/25/2023(f)	444		454
Series 2014-M13, Class A2, 3.02%, 8/25/2024(f)	636		629
Series 2015-M7, Class A2, 2.59%, 12/25/2024	820		794
RAIT Trust Series 2015-FL5, Class B, 5.83%, 1/15/2031‡(a)(f)	250		250
Resource Capital Corp. Ltd. (Cayman Islands) Series 2015-CRE4, Class B, 4.94%, 8/15/2032‡(a)(f)	142		140
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(a)	116		116
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 5/10/2063	104		105
VNDO Mortgage Trust Series 2013-PENN, Class A, 3.81%, 12/13/2029(a)	500		506

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,208)			6,165

U.S. GOVERNMENT AGENCY SECURITIES — 0.8%
FNMA
1.83%10/9/2019	85		82
Resolution Funding Corp. STRIPS
1.60%, 10/15/2019(e)	165		160
1.76%, 7/15/2020(e)	250		237
1.25%, 1/15/2021(e)	330		308
DN, 2.96%, 1/15/2026(e)	90		71
DN, 2.72%, 10/15/2027(e)	80		59
Tennessee Valley Authority STRIPS 4.60%, 5/1/2019(e)	333		325

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,262)			1,242

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — 0.1%
United Mexican States (Mexico) 3.63%, 3/15/2022 (Cost $250)	244	242

	Shares (000)
SHORT-TERM INVESTMENTS — 3.0%
INVESTMENT COMPANIES — 3.0%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.90%, (h)(i) (Cost $4,774)	4,773	4,774

Total Investments — 99.4% (Cost $160,560)		159,714
Other Assets in Excess of Liabilities — 0.6%		905

Net Assets — 100.0%		160,619

Percentages indicated are based on net assets.

Abbreviations

ACES		Alternative Credit Enhancement Securities
ARM		Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2018.
DN		Discount Notes
ESOP		Employee Stock Ownership Program
FHA		Federal Housing Administration
FHLMC		Federal Home Loan Mortgage Corp.
FNMA		Federal National Mortgage Association
GNMA		Government National Mortgage Association
HB		High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE		Intercontinental Exchange
IF		Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2018. The rate may be subject to a cap and floor.
IO		Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR		London Interbank Offered Rate
PO		Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC		Real Estate Mortgage Investment Conduit
STRIPS		Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD		United States Dollar
VA		Veterans Administration
(a)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(c)	—	Amount rounds to less than 0.05% of net assets.
(d)	—	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of May 31, 2018.
(e)	—	The rate shown is the effective yield as of May 31, 2018.
(f)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(g)	—	Amount rounds to less than one thousand.
(h)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	—	The rate shown was the current yield as of May 31, 2018.
‡	—	Value determined using significant unobservable inputs.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$11,998	$3,341	$15,339
Collateralized Mortgage Obligations	—	28,250	118	28,368
Commercial Mortgage-Backed Securities	—	5,774	391	6,165
Corporate Bonds
Aerospace & Defense	—	701	—	701
Automobiles	—	920	—	920
Banks	—	8,812	—	8,812
Beverages	—	1,039	—	1,039
Biotechnology	—	842	—	842
Building Products	—	132	—	132
Capital Markets	—	4,121	10	4,131
Chemicals	—	965	—	965
Commercial Services & Supplies	—	191	—	191
Communications Equipment	—	246	—	246
Construction & Engineering	—	70	—	70
Construction Materials	—	222	—	222
Consumer Finance	—	2,060	—	2,060
Containers & Packaging	—	76	—	76
Diversified Financial Services	—	2,155	—	2,155
Diversified Telecommunication Services	—	1,485	—	1,485
Electric Utilities	—	2,565	—	2,565
Electrical Equipment	—	172	—	172
Electronic Equipment, Instruments & Components	—	111	—	111
Energy Equipment & Services	—	330	—	330
Equity Real Estate Investment Trusts (REITs)	—	2,431	—	2,431
Food & Staples Retailing	—	386	—	386
Food Products	—	1,089	—	1,089
Gas Utilities	—	31	—	31
Health Care Equipment & Supplies	—	737	—	737
Health Care Providers & Services	—	1,576	—	1,576
Hotels, Restaurants & Leisure	—	149	—	149
Household Durables	—	147	—	147
Household Products	—	253	—	253
Independent Power and Renewable Electricity Producers	—	118	—	118
Industrial Conglomerates	—	266	—	266
Insurance	—	2,335	—	2,335
Internet & Direct Marketing Retail	—	97	—	97
IT Services	—	348	—	348

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Life Sciences Tools & Services	$—	$185	$—	$185
Machinery	—	207	—	207
Media	—	1,513	—	1,513
Metals & Mining	—	28	—	28
Multiline Retail	—	58	—	58
Multi-Utilities	—	818	—	818
Oil, Gas & Consumable Fuels	—	3,908	—	3,908
Pharmaceuticals	—	437	—	437
Real Estate Management & Development	—	198	—	198
Road & Rail	—	1,285	—	1,285
Semiconductors & Semiconductor Equipment	—	290	—	290
Software	—	771	—	771
Specialty Retail	—	666	—	666
Technology Hardware, Storage & Peripherals	—	579	—	579
Tobacco	—	336	—	336
Trading Companies & Distributors	—	285	—	285
Water Utilities	—	152	—	152
Wireless Telecommunication Services	—	240	—	240

Total Corporate Bonds	—	49,134	10	49,144

Foreign Government Securities	—	242	—	242
Mortgage-Backed Securities	—	15,050	—	15,050
U.S. Government Agency Securities	—	1,242	—	1,242
U.S. Treasury Obligations	—	39,390	—	39,390
Short-Term Investments
Investment Companies	4,774	—	—	4,774

Total Investments in Securities	$4,774	$151,080	$3,860	$159,714

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers between levels 1 and 2 during the period ended May 31, 2018.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Intermediate Bond Trust	Balance as of February 28, 2018	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2018
Investments in Securities:
Asset-Backed Securities	$5,171	$15		$(13)	$—	(a)	$—	$(299)	$—	$(1,533)	3,341
Collateralized Mortgage Obligations	219	2		(1)	—	(a)	—	(113)	11	—	118
Commercial Mortgage-Backed Securities	604	—		(1)	—	(a)	—	(212)	—	—	391
Corporate Bonds — Capital Markets	12	—	(a)	— (a)	—	(a)	—	(2)	—	—	10

	$6,006	$17		$(15)	$—		$—	$(626)	$11	$(1,533)	$3,860

[1]	Purchases include all purchases of securities and securities received in corporate actions.

[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.

Transfers from level 3 to level 2 are due to an increase in market activity (e.g. frequency of trades), which resulted in an increase of available market inputs to determine the price for the period ended May 31, 2018.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $(3).

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,281	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (7.47%)
			Constant Default Rate	0.00% - 30.00% (0.94%)
			Yield (Discount Rate of Cash Flows)	2.66% - 8.14% (3.44%)

Asset-Backed Securities	1,281

	108	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 28.00% (10.88%)
			Constant Default Rate	0.00% - 5.91% (4.40%)
			Yield (Discount Rate of Cash Flows)	(0.44%) - 13.80% (2.26%)

Collateralized Mortgage Obligations	108

	1	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (0.35%)
			Constant Default Rate	0.00%
			Yield (Discount Rate of Cash Flows)	3.65% (3.65%)

Commercial Mortgage-Backed Securities	1

	10	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.67% (3.67%)

Corporate Bonds	10

Total	$1,400

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2018, the value of these investments was approximately $2,460,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer July 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer July 25, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer July 25, 2018